UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semi-Annual Report

June 30, 2023

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Class I and Class II shares*

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

*  As of June 30, 2023, each Portfolio offered Class I and Class II, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares).

Dear Shareholders/Contract Owners:

After raising interest rates on seven occasions in 2022 by a total of 425 basis points, the U.S. Federal Reserve (the "Fed") implemented just three increases totaling 75 bps in the first half of 2023, as economic data generally softened. That said, employment remains strong and inflation, while cooling somewhat of late as a result of the aggressive tightening from global central banks, was stubbornly high early in the period. In March, the surprise failures of Silicon Valley Bank and Signature Bank, and the acquisition of troubled Credit Suisse Group AG by UBS, followed in May by the failure of First Republic Bank, generated concerns of another global financial crisis. This was largely averted due to the rapid response from regulators and the banking industry, so much so that central banks continued to raise interest rates during this time. More recently, the Fed paused from raising interest rates in June, but it is expected that additional hikes will be needed this year.

Despite periods of heightened volatility driven by uncertainty surrounding global growth and the path of interest rate hikes, equity and fixed income indices generally posted positive returns during the first half of 2023. This strong performance stands in stark contrast to the same period a year ago (see chart) when several indices were in bear market territory, a period when global central banks began to aggressively tighten monetary policy. The speed and severity with which interest rates have increased over the past year suggests that it's likely we are closer to the end of the rate hiking cycle rather than the beginning. Against this backdrop of relatively greater clarity on the path forward, equity indices, particularly the U.S. technology-focused Nasdaq and the S&P 500, were very strong during the 6 months ending June 30, 2023 (the "Period"). Although the U.S. small and midcap-oriented Russell 2000 and S&P MidCap 400 lagged, both indices posted strong returns during the Period, as did international large cap equities, represented by the MSCI EAFE.

While the pace and severity of the Fed's increases declined, interest rate volatility remained high during the Period, as market expectations regarding future increases changed frequently. This was exacerbated by the aforementioned bank failures, which caused historic swings in yields, particularly shorter-term yields. Medium to longer terms yields, while also somewhat volatile, were roughly flat at June 30, 2023 compared to year end 2022. At the same time, the relatively greater economic clarity resulted in general spread tightening, meaning many fixed income indices posted positive returns for the 6-month period.

In our view, the key question yet to be answered and the primary source of market volatility is whether or not the fight to lower inflation will lead to an economic recession. Monetary policy typically takes several months or quarters to affect the economy, and while economic data is softening in places, it remains strong in others, particularly employment and inflation. Not to be forgotten, the Ukraine/Russia conflict has entered its second year, with seemingly no sign of resolution on the horizon. Consequently, a meaningful degree of uncertainty remains.

Thank you for investing in the Global Atlantic Portfolios.

Sincerely,

Eric D. Todd, CFA	Cameron Jeffreys, CFA
President	Senior Vice President
Global Atlantic Investment Advisors, LLC	Global Atlantic Investment Advisors, LLC

Portfolio	Benchmark
Global Atlantic BlackRock Allocation Portfolio	S&P Target Risk® Growth Index
Global Atlantic BlackRock Disciplined Core Portfolio	S&P 500® Index
Global Atlantic BlackRock Disciplined Growth Portfolio	Russell 1000® Growth Index
Global Atlantic BlackRock Disciplined International Core Portfolio	MSCI ACWI ex-USA Index
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Russell Midcap® Growth Index
Global Atlantic BlackRock Disciplined Value Portfolio	Russell 1000® Value Index
Global Atlantic BlackRock High Yield Portfolio	ICE BofA BB-B U.S. High Yield Constrained Index
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Bloomberg U.S. Aggregate Bond Index

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest directly in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

This report contains the current opinions of Global Atlantic Investment Advisors, LLC and/or sub-advisers at the time of its publication and should not be considered investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, a Portfolio's portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Index Definitions:

Bloomberg U.S. Aggregate Bond Index ("Bbg US Agg"). An index weighted according to market capitalization and includes, among other categories, Treasury securities, mortgage-backed securities, government agency bonds and corporate bonds. To be included in the index, bonds must be rated investment grade by Moody's and S&P Global Ratings.

ICE BofA BB-B U.S. High Yield Constrained Index. An index that contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P, and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

MSCI ACWI ex-USA Index. A free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

MSCI EAFE Total Return Index ("MSCI EAFE"). An index created by Morgan Stanley Capital International (MSCI) that serves as a benchmark of the performance in major developed international equity markets as represented by 21 major MSCI indexes from Europe, Australasia and the Far East.

Nasdaq Composite ("Nasdaq"). A broad-based market capitalization-weighted index of over 3,700 stocks listed on the Nasdaq Stock Exchange. As a broad index that is heavily weighted toward the technology sector, the Nasdaq serves as a benchmark for technology stocks in the United States.

Russell 1000® Growth Index. An unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index. An index that measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market.

Russell 2000® Index ("Russell 2000"). An index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

Russell Midcap® Growth Index. An unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

S&P 500 Index ("S&P 500"). A market capitalization weighted price index composed of 500 widely held U.S. common stocks. Frequently used as a measure of U.S. stock market performance.

S&P MidCap 400 Total Return Index ("S&P MidCap 400"). A capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

S&P Target Risk® Growth Index. An index that increases exposure to equities, while also providing limited fixed income exposure to diversify risk.

5897890.1

Performance Summary

The Portfolio's performance figures for the periods ended June 30, 2023 as compared to its benchmarks:

			Annualized				Operating Expenses**
	Inception Date*	Six Months Ended 6/30/23	One Year Ended 6/30/23	Three Years Ended 6/30/23	Five Years Ended 6/30/23	Since Inception 6/30/23	Gross Ratios	Net Ratios
Global Atlantic BlackRock Allocation Portfolio
Class I	11/01/17	9.20%	10.10%	6.63%	6.74%	6.26%	0.47%	0.47%
Class II	11/01/17	9.02%	9.77%	6.37%	6.45%	5.99%	0.72%	0.72%
S&P Target Risk® Growth Index (Total Return)[1]		9.19%	9.85%	5.72%	5.45%	5.06%
Global Atlantic BlackRock Disciplined Core Portfolio
Class I	11/01/17	16.48%	18.53%	13.93%	11.68%	11.57%	0.50%	0.50%
Class II	11/01/17	16.42%	18.27%	13.66%	11.42%	11.29%	0.75%	0.75%
S&P 500® Index (Total Return)[2]		16.89%	19.59%	14.60%	12.31%	12.09%
Global Atlantic BlackRock Disciplined Growth Portfolio
Class I	08/20/21	27.70%	25.20%	NA	NA	(1.14)%	0.49%	0.49%
Class II	11/01/17	27.53%	24.90%	12.11%	13.10%	13.49%	0.74%	0.74%
Russell 1000® Growth Index (Total Return)[3]		29.02%	27.11%	13.73%	15.14%	15.45%
Global Atlantic BlackRock Disciplined International Core Portfolio
Class I	11/01/17	10.13%	13.62%	8.18%	3.54%	2.86%	0.87%	0.85%
Class II	11/01/17	10.03%	13.40%	7.92%	3.27%	2.61%	1.12%	1.10%
MSCI ACWI ex-USA Index[4]		9.47%	12.72%	7.22%	3.52%	2.87%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Class I	11/01/17	14.71%	22.48%	7.71%	9.68%	10.42%	0.66%	0.66%
Class II	11/01/17	14.54%	22.27%	7.46%	9.41%	10.16%	0.91%	0.91%
Russell Midcap® Growth Index (Total Return)[5]		15.94%	23.13%	7.63%	9.71%	10.35%
Global Atlantic BlackRock Disciplined Value Portfolio
Class I	11/01/17	5.76%	12.24%	14.32%	8.30%	7.90%	0.57%	0.57%
Class II	11/01/17	5.54%	11.96%	14.04%	8.01%	7.64%	0.82%	0.82%
Russell 1000® Value Index (Total Return)[6]		5.12%	11.54%	14.30%	8.11%	7.60%
Global Atlantic BlackRock High Yield Portfolio
Class I	11/01/17	4.78%	9.36%	2.66%	3.03%	2.30%	0.62%	0.62%
Class II	11/01/17	4.55%	9.00%	2.39%	2.75%	2.04%	0.87%	0.87%
ICE BofA BB-B U.S. High Yield Constrained Index[7]		4.86%	8.57%	2.64%	3.38%	2.87%
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Class I	11/01/17	2.13%	(0.89)%	(4.07)%	0.88%	0.46%	0.48%	0.48%
Bloomberg U.S. Aggregate Bond Index[8]		2.09%	(0.94)%	(3.96)%	0.77%	0.45%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

*  Commencement of operations is November 6, 2017, except for Class I shares of the Global Atlantic BlackRock Disciplined Growth Portfolio, which commenced operations on August 20, 2021.

Performance Summary (Continued)

**  The estimated operating expense ratios for Class I and Class II shares, as disclosed in the most recent prospectus dated May 1, 2023. Ratios include Acquired Fund Fees and Expenses indirectly incurred by the Portfolio, if applicable. Gross operating expense ratio reflects the ratio of expenses absent waivers and/or reimbursements by the Adviser. The operating expense ratios presented here may differ from the expense ratios disclosed in the Financial Highlights table in this report.

1  The S&P Target Risk® Growth Index provides increased exposure to equities, while also providing limited fixed income exposure to diversify risk. It is not possible to invest directly in an index.

2  The S&P 500® Index is a market capitalization weighted price index composed of 500 widely held U.S. common stocks. It is frequently used as a measure of U.S. stock market performance. It is not possible to invest directly in an index.

3  The Russell 1000® Growth Index is an unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

4  The MSCI ACWI ex-USA Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States. It is not possible to invest directly in an index.

5  The Russell Midcap® Growth Index is an unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to- book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values. It is not possible to invest directly in an index.

6   The Russell 1000® Value Index measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. It is not possible to invest directly in an index.

7  The ICE BofA BB-B US High Yield Constrained Index contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P, and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. It is not possible to invest directly in an index.

8  The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. It is not possible to invest directly in an index.

Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 98.9%
DEBT FUNDS - 37.4%
iShares 10-20 Year Treasury Bond ETF	10,284	$1,139,159
iShares Core Total USD Bond Market ETF	252,877	11,498,317
iShares Fallen Angels USD Bond ETF	24,978	633,692
iShares JP Morgan USD Emerging Markets Bond ETF	7,441	643,944
iShares MBS ETF	42,865	3,997,804
iShares U.S. Treasury Bond ETF	174,567	3,997,584
TOTAL DEBT FUNDS		21,910,500
EQUITY FUNDS - 61.5%
iShares Core MSCI Emerging Markets ETF	21,913	1,080,092
iShares Core S&P 500 ETF	33,130	14,766,372
iShares ESG Aware MSCI EM ETF	48,965	1,548,763
iShares ESG Aware MSCI USA ETF	20,003	1,949,492
iShares MSCI EAFE Growth ETF	46,319	4,419,296
iShares MSCI EAFE Value ETF	62,335	3,050,675
iShares MSCI USA Min Vol Factor ETF	18,644	1,385,808
iShares MSCI USA Quality Factor ETF	36,049	4,861,929
	Shares/ Principal	Fair Value
EQUITY FUNDS - 61.5% (Continued)
iShares U.S. Infrastructure ETF	15,416	$602,457
iShares U.S. Technology ETF	21,265	2,315,121
TOTAL EQUITY FUNDS		35,980,005
TOTAL EXCHANGE TRADED FUNDS (Cost - $52,500,427)		57,890,505
SHORT-TERM INVESTMENTS - 0.8%
MONEY MARKET FUNDS - 0.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (a) (Cost - $453,260)	453,260	453,260
TOTAL INVESTMENTS - 99.7% (Cost - $52,953,687)		$58,343,765
OTHER ASSETS LESS LIABILITIES - NET 0.3%		149,164
TOTAL NET ASSETS - 100.0%		$58,492,929

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	98.9%
Short-Term Investments	0.8%
Other Assets Less Liabilities - Net	0.3%
100.0%

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.4%
AEROSPACE & DEFENSE - 1.1%
Axon Enterprise, Inc.*	83	$16,195
General Dynamics Corp.	7,588	1,632,558
Lockheed Martin Corp.	9,454	4,352,433
Textron, Inc.	6,886	465,700
		6,466,886
AUTOMOBILES - 2.1%
General Motors Co.	79,823	3,077,975
Tesla, Inc.*	34,585	9,053,315
		12,131,290
BANKS - 1.8%
Bank of America Corp.	164,275	4,713,050
Citigroup, Inc.	57,300	2,638,092
JPMorgan Chase & Co.	21,370	3,108,053
		10,459,195
BEVERAGES - 2.1%
Coca-Cola Co. (The)	38,798	2,336,416
PepsiCo, Inc.	53,946	9,991,878
		12,328,294
BIOTECHNOLOGY - 2.9%
AbbVie, Inc.	27,184	3,662,500
Amgen, Inc.	24,687	5,481,008
Exelixis, Inc.*	8,719	166,620
Gilead Sciences, Inc.	26,025	2,005,747
Incyte Corp.*	48,229	3,002,255
Neurocrine Biosciences, Inc.*	5,161	486,682
Regeneron Pharmaceuticals, Inc.*	2,857	2,052,869
Zai Lab Ltd., ADR*	1,952	54,129
		16,911,810
BROADLINE RETAIL - 4.2%
Amazon.com, Inc.*	160,364	20,905,051
eBay, Inc.	67,191	3,002,766
Etsy, Inc.*	2,572	217,617
Vipshop Holdings Ltd., ADR*	5,796	95,634
		24,221,068
BUILDING PRODUCTS - 0.9%
A O Smith Corp.	9,672	703,928
Allegion PLC	20,979	2,517,899
Johnson Controls International PLC	2,862	195,017
Trane Technologies PLC	9,585	1,833,227
		5,250,071
CAPITAL MARKETS - 1.7%
Bank of New York Mellon Corp. (The)	25,202	1,121,993
Intercontinental Exchange, Inc.	14,352	1,622,924
Moody's Corp.	4,230	1,470,856
	Shares/ Principal	Fair Value
CAPITAL MARKETS - 1.7% (Continued)
Nasdaq, Inc.	52,641	$2,624,154
S&P Global, Inc.	7,781	3,119,325
		9,959,252
CHEMICALS - 1.5%
Ecolab, Inc.	34,249	6,393,946
LyondellBasell Industries NV, Class A	20,063	1,842,385
Westlake Corp.	2,104	251,365
		8,487,696
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Cintas Corp.	7,806	3,880,206
COMMUNICATIONS EQUIPMENT - 0.1%
Juniper Networks, Inc.	17,651	553,006
CONSTRUCTION & ENGINEERING - 0.8%
AECOM	47,522	4,024,638
EMCOR Group, Inc.	2,334	431,277
		4,455,915
CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Co.	1,559	351,461
CONSUMER FINANCE - 0.7%
American Express Co.	20,048	3,492,361
Synchrony Financial	6,740	228,621
		3,720,982
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Kroger Co. (The)	10,496	493,312
Target Corp.	7,049	929,763
Walmart, Inc.	60,767	9,551,357
		10,974,432
ELECTRIC UTILITIES - 1.0%
IDACORP, Inc.	1,654	169,701
PPL Corp.	208,670	5,521,408
		5,691,109
ELECTRICAL EQUIPMENT - 0.4%
AMETEK, Inc.	4,222	683,458
Eaton Corp. PLC	7,993	1,607,392
		2,290,850
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Flex Ltd.*	34,025	940,451
ENTERTAINMENT - 0.6%
Activision Blizzard, Inc.*	3,997	336,947
Bilibili, Inc., ADR*	20,007	302,106
Electronic Arts, Inc.	5,868	761,080
iQIYI, Inc., ADR*	39,212	209,392
NetEase, Inc., ADR	1,121	108,389

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
ENTERTAINMENT - 0.6% (Continued)
Netflix, Inc.*	2,942	$1,295,922
Warner Bros Discovery, Inc.*	21,364	267,904
		3,281,740
FINANCIAL SERVICES - 4.5%
Berkshire Hathaway, Inc., Class B*	13,076	4,458,916
Block, Inc.*	4,204	279,860
Mastercard, Inc., Class A	22,185	8,725,360
PayPal Holdings, Inc.*	35,993	2,401,813
Visa, Inc., Class A	41,849	9,938,301
		25,804,250
FOOD PRODUCTS - 1.1%
General Mills, Inc.	748	57,372
Hershey Co. (The)	25,772	6,435,268
J M Smucker Co. (The)	445	65,713
		6,558,353
GROUND TRANSPORTATION - 0.1%
Norfolk Southern Corp.	3,340	757,378
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
Abbott Laboratories	31,397	3,422,901
Boston Scientific Corp.*	137,038	7,412,385
Edwards Lifesciences Corp.*	2,491	234,976
Hologic, Inc.*	625	50,606
IDEXX Laboratories, Inc.*	2,046	1,027,563
ResMed, Inc.	2,508	547,998
Stryker Corp.	11,944	3,643,995
		16,340,424
HEALTH CARE PROVIDERS & SERVICES - 3.7%
Cigna Corp. (The)	7,881	2,211,408
CVS Health Corp.	84,221	5,822,198
Elevance Health, Inc.	12,858	5,712,681
UnitedHealth Group, Inc.	15,812	7,599,880
		21,346,167
HOTELS, RESTAURANTS & LEISURE - 1.3%
Boyd Gaming Corp.	16,656	1,155,427
Darden Restaurants, Inc.	2,537	423,882
McDonald's Corp.	7,219	2,154,222
Melco Resorts & Entertainment Ltd., ADR*	11,041	134,811
Starbucks Corp.	13,638	1,350,980
Travel + Leisure Co.	42,527	1,715,539
Trip.com Group Ltd., ADR*	4,599	160,965
Yum! Brands, Inc.	2,706	374,916
		7,470,742
HOUSEHOLD DURABLES - 0.6%
Lennar Corp., Class A	5,843	732,186
PulteGroup, Inc.	7,450	578,716
Taylor Morrison Home Corp.*	7,662	373,676
	Shares/ Principal	Fair Value
HOUSEHOLD DURABLES - 0.6% (Continued)
Toll Brothers, Inc.	16,095	$1,272,632
TopBuild Corp.*	1,776	472,451
		3,429,661
HOUSEHOLD PRODUCTS - 2.1%
Kimberly-Clark Corp.	31,193	4,306,505
Procter & Gamble Co. (The)	51,601	7,829,936
		12,136,441
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	13,042	270,361
INDUSTRIAL CONGLOMERATES - 1.0%
Honeywell International, Inc.	26,798	5,560,585
INDUSTRIAL REITS - 0.1%
Prologis, Inc.	5,614	688,445
INSURANCE - 2.6%
Allstate Corp. (The)	11,429	1,246,218
Arch Capital Group Ltd.*	9,179	687,048
Everest Re Group Ltd.	1,230	420,488
Marsh & McLennan Cos., Inc.	28,840	5,424,227
MetLife, Inc.	105,219	5,948,030
Travelers Cos., Inc. (The)	8,476	1,471,942
		15,197,953
INTERACTIVE MEDIA & SERVICES - 6.4%
Alphabet, Inc., Class A*	129,269	15,473,499
Alphabet, Inc., Class C*	78,103	9,448,120
Baidu, Inc., ADR*	8,442	1,155,794
Meta Platforms, Inc., Class A*	38,131	10,942,835
		37,020,248
IT SERVICES - 0.0%†
Okta, Inc.*	3,222	223,446
LIFE SCIENCES TOOLS & SERVICES - 1.7%
Agilent Technologies, Inc.	30,120	3,621,930
Danaher Corp.	18,591	4,461,840
Thermo Fisher Scientific, Inc.	2,967	1,548,032
		9,631,802
MACHINERY - 3.1%
Caterpillar, Inc.	2,797	688,202
Cummins, Inc.	6,654	1,631,295
Deere & Co.	9,480	3,841,201
Graco, Inc.	1,378	118,990
Illinois Tool Works, Inc.	22,443	5,614,341
Oshkosh Corp.	980	84,858
Snap-on, Inc.	10,171	2,931,181
Xylem, Inc.	23,942	2,696,348
		17,606,416

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
MEDIA - 1.1%
Comcast Corp., Class A	75,463	$3,135,488
Fox Corp., Class A	88,828	3,020,152
Fox Corp., Class B	2,791	89,005
		6,244,645
METALS & MINING - 0.1%
ArcelorMittal SA	14,987	409,745
MULTI-UTILITIES - 0.5%
DTE Energy Co.	26,808	2,949,416
OFFICE REITS - 0.0%†
Alexandria Real Estate Equities, Inc.	1,219	138,344
OIL, GAS & CONSUMABLE FUELS - 3.1%
BP PLC, ADR	22,518	794,660
Cheniere Energy, Inc.	3,001	457,232
Chevron Corp.	45,850	7,214,497
ConocoPhillips	34,532	3,577,861
EOG Resources, Inc.	9,531	1,090,728
Exxon Mobil Corp.	21,304	2,284,854
Marathon Petroleum Corp.	2,365	275,759
Phillips 66	8,164	778,682
Targa Resources Corp.	2,488	189,337
Valero Energy Corp.	11,187	1,312,235
Williams Cos., Inc. (The)	3,398	110,877
		18,086,722
PHARMACEUTICALS - 2.9%
Bristol-Myers Squibb Co.	108,238	6,921,820
Eli Lilly and Co.	8,498	3,985,392
Johnson & Johnson	24,857	4,114,331
Pfizer, Inc.	46,847	1,718,348
		16,739,891
PROFESSIONAL SERVICES - 0.1%
Insperity, Inc.	5,619	668,436
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
KE Holdings, Inc., ADR*	19,445	288,758
RESIDENTIAL REITS - 0.5%
Equity Residential	37,763	2,491,225
Invitation Homes, Inc.	10,120	348,128
		2,839,353
RETAIL REITS - 0.5%
Brixmor Property Group, Inc.	2,836	62,392
Kimco Realty Corp.	2,814	55,492
Simon Property Group, Inc.	25,056	2,893,467
		3,011,351
	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
Analog Devices, Inc.	2,682	$522,481
Applied Materials, Inc.	54,134	7,824,528
Broadcom, Inc.	989	857,888
Intel Corp.	127,744	4,271,759
Lam Research Corp.	1,546	993,862
Lattice Semiconductor Corp.*	3,731	358,437
MaxLinear, Inc.*	5,263	166,100
Microchip Technology, Inc.	10,364	928,511
Micron Technology, Inc.	25,002	1,577,876
NVIDIA Corp.	49,274	20,843,888
NXP Semiconductors NV	10,912	2,233,468
QUALCOMM, Inc.	19,115	2,275,450
Synaptics, Inc.*	685	58,485
Texas Instruments, Inc.	3,653	657,613
		43,570,346
SOFTWARE - 11.6%
Adobe, Inc.*	7,974	3,899,206
Autodesk, Inc.*	7,019	1,436,158
Cadence Design Systems, Inc.*	3,932	922,133
Dropbox, Inc., Class A*	70,828	1,888,983
Fortinet, Inc.*	23,610	1,784,680
Intuit, Inc.	3,228	1,479,037
Manhattan Associates, Inc.*	15,182	3,034,578
Microsoft Corp.	131,682	44,842,988
Oracle Corp.	2,360	281,052
Palo Alto Networks, Inc.*	1,630	416,481
Salesforce, Inc.*	15,935	3,366,428
ServiceNow, Inc.*	1,947	1,094,156
Splunk, Inc.*	3,427	363,570
Synopsys, Inc.*	2,789	1,214,359
Teradata Corp.*	8,483	453,077
		66,476,886
SPECIALIZED REITS - 0.8%
American Tower Corp.	4,310	835,881
Equinix, Inc.	408	319,848
SBA Communications Corp.	11,515	2,668,716
VICI Properties, Inc.	24,030	755,263
		4,579,708
SPECIALTY RETAIL - 2.7%
AutoNation, Inc.*	3,641	599,345
Best Buy Co., Inc.	9,306	762,627
Dick's Sporting Goods, Inc.	2,775	366,827
Five Below, Inc.*	9,980	1,961,469
Home Depot, Inc. (The)	17,196	5,341,765
Lowe's Cos., Inc.	2,536	572,375
Penske Automotive Group, Inc.	4,855	808,989
TJX Cos., Inc. (The)	61,955	5,253,165
		15,666,562

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.4%
Apple, Inc.	243,649	$47,260,597
Dell Technologies, Inc., Class C	11,767	636,712
Hewlett Packard Enterprise Co.	264,535	4,444,188
HP, Inc.	53,324	1,637,580
		53,979,077
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Crocs, Inc.*	1,646	185,076
Lululemon Athletica, Inc.*	3,794	1,436,029
NIKE, Inc., Class B	12,751	1,407,328
		3,028,433
TRADING COMPANIES & DISTRIBUTORS - 0.9%
WW Grainger, Inc.	6,274	4,947,614
TOTAL COMMON STOCKS (Cost - $423,960,691)		566,023,673
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 1.5%
MONEY MARKET FUNDS - 1.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.98% (a) (Cost - $8,412,651)	8,412,651	$8,412,651
TOTAL INVESTMENTS - 99.9% (Cost - $432,373,342)		$574,436,324
OTHER ASSETS LESS LIABILITIES - NET 0.1%		313,231
TOTAL NET ASSETS - 100.0%		$574,749,555

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	98.4%
Short-Term Investments	1.5%
Other Assets Less Liabilities - Net	0.1%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	41	9/15/2023	$9,200,913	$251,555

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 0.8%
Lockheed Martin Corp.	1,517	$698,397
AUTOMOBILES - 3.0%
Tesla, Inc.*	10,255	2,684,451
BEVERAGES - 1.2%
PepsiCo, Inc.	5,927	1,097,799
BIOTECHNOLOGY - 3.4%
AbbVie, Inc.	4,172	562,093
Amgen, Inc.	4,110	912,502
Exelixis, Inc.*	906	17,314
Gilead Sciences, Inc.	1,066	82,157
Horizon Therapeutics PLC*	804	82,691
Incyte Corp.*	11,086	690,103
Neurocrine Biosciences, Inc.*	2,126	200,482
Regeneron Pharmaceuticals, Inc.*	403	289,572
Seagen, Inc.*	454	87,377
Ultragenyx Pharmaceutical, Inc.*	3,070	141,619
		3,065,910
BROADLINE RETAIL - 6.0%
Amazon.com, Inc.*	33,380	4,351,417
eBay, Inc.	14,174	633,436
Etsy, Inc.*	974	82,410
MercadoLibre, Inc.*	225	266,535
		5,333,798
BUILDING PRODUCTS - 0.6%
Allegion PLC	2,631	315,773
Builders FirstSource, Inc.*	204	27,744
Trane Technologies PLC	1,102	210,768
		554,285
CAPITAL MARKETS - 0.5%
Moody's Corp.	631	219,411
Nasdaq, Inc.	4,670	232,800
		452,211
CHEMICALS - 0.7%
Ecolab, Inc.	3,469	647,628
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Cintas Corp.	1,688	839,071
COMMUNICATIONS EQUIPMENT - 0.1%
Arista Networks, Inc.*	260	42,136
CONSTRUCTION & ENGINEERING - 0.1%
AECOM	1,187	100,527
CONSUMER FINANCE - 0.2%
American Express Co.	1,117	194,582
	Shares/ Principal	Fair Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Target Corp.	1,157	$152,608
Walmart, Inc.	5,850	919,503
		1,072,111
ELECTRICAL EQUIPMENT - 0.2%
AMETEK, Inc.	957	154,919
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Flex Ltd.*	7,166	198,068
ENTERTAINMENT - 1.1%
Electronic Arts, Inc.	326	42,282
Netflix, Inc.*	1,190	524,183
ROBLOX Corp., Class A*	3,985	160,596
Spotify Technology SA*	1,828	293,485
		1,020,546
FINANCIAL SERVICES - 4.8%
Block, Inc.*	4,213	280,459
Mastercard, Inc., Class A	4,511	1,774,176
PayPal Holdings, Inc.*	3,411	227,616
Visa, Inc., Class A	8,293	1,969,422
		4,251,673
FOOD PRODUCTS - 0.9%
Hershey Co. (The)	3,302	824,509
GROUND TRANSPORTATION - 0.2%
Lyft, Inc., Class A*	3,704	35,522
Uber Technologies, Inc.*	4,008	173,025
		208,547
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
Abbott Laboratories	1,070	116,651
Boston Scientific Corp.*	17,669	955,716
Edwards Lifesciences Corp.*	445	41,977
IDEXX Laboratories, Inc.*	613	307,867
Intuitive Surgical, Inc.*	109	37,272
Stryker Corp.	1,823	556,179
		2,015,662
HEALTH CARE PROVIDERS & SERVICES - 2.9%
CVS Health Corp.	5,932	410,079
Elevance Health, Inc.	1,553	689,982
UnitedHealth Group, Inc.	3,198	1,537,087
		2,637,148
HEALTH CARE TECHNOLOGY - 0.1%
Teladoc Health, Inc.*	4,569	115,687
HOTELS, RESTAURANTS & LEISURE - 1.7%
Airbnb, Inc., Class A*	814	104,322
Booking Holdings, Inc.*	60	162,020

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 1.7% (Continued)
Boyd Gaming Corp.	4,457	$309,182
Caesars Entertainment, Inc.*	2,826	144,041
Domino's Pizza, Inc.	380	128,056
DoorDash, Inc., Class A*	287	21,932
DraftKings, Inc., Class A*	879	23,355
MGM Resorts International	564	24,771
Starbucks Corp.	3,829	379,301
Travel + Leisure Co.	2,886	116,421
Wingstop, Inc.	360	72,058
Yum! Brands, Inc.	483	66,920
		1,552,379
HOUSEHOLD DURABLES - 0.3%
Lennar Corp., Class A	422	52,881
Taylor Morrison Home Corp.*	759	37,016
Toll Brothers, Inc.	434	34,316
TopBuild Corp.*	486	129,286
		253,499
HOUSEHOLD PRODUCTS - 1.0%
Kimberly-Clark Corp.	825	113,900
Procter & Gamble Co. (The)	5,279	801,035
		914,935
INDUSTRIAL CONGLOMERATES - 0.6%
Honeywell International, Inc.	2,709	562,118
INSURANCE - 0.5%
Marsh & McLennan Cos., Inc.	588	110,591
MetLife, Inc.	4,371	247,093
Travelers Cos., Inc. (The)	313	54,355
		412,039
INTERACTIVE MEDIA & SERVICES - 9.0%
Alphabet, Inc., Class A*	15,408	1,844,338
Alphabet, Inc., Class C*	20,915	2,530,087
Meta Platforms, Inc., Class A*	11,019	3,162,233
Pinterest, Inc., Class A*	4,973	135,962
Snap, Inc., Class A*	31,398	371,752
		8,044,372
IT SERVICES - 0.4%
Okta, Inc.*	485	33,635
VeriSign, Inc.*	1,116	252,182
Wix.com Ltd.*	828	64,783
		350,600
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Agilent Technologies, Inc.	6,831	821,428
Danaher Corp.	150	36,000
		857,428
	Shares/ Principal	Fair Value
MACHINERY - 1.2%
Caterpillar, Inc.	314	$77,260
Cummins, Inc.	1,355	332,192
Deere & Co.	140	56,727
Illinois Tool Works, Inc.	1,758	439,781
Otis Worldwide Corp.	359	31,954
Xylem, Inc.	1,544	173,885
		1,111,799
MEDIA - 0.2%
Fox Corp., Class A	5,300	180,200
PHARMACEUTICALS - 1.9%
Bristol-Myers Squibb Co.	7,045	450,528
Eli Lilly and Co.	2,689	1,261,087
		1,711,615
PROFESSIONAL SERVICES - 0.3%
ExlService Holdings, Inc.*	182	27,493
Insperity, Inc.	1,937	230,426
		257,919
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Zillow Group, Inc., Class A*	49	2,411
Zillow Group, Inc., Class C*	1,495	75,139
		77,550
RETAIL REITS - 0.1%
Simon Property Group, Inc.	413	47,693
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.3%
Advanced Micro Devices, Inc.*	946	107,759
Applied Materials, Inc.	9,383	1,356,219
Broadcom, Inc.	643	557,757
Intel Corp.	9,728	325,304
KLA Corp.	59	28,616
Lam Research Corp.	589	378,645
Lattice Semiconductor Corp.*	1,622	155,826
MaxLinear, Inc.*	2,063	65,108
Microchip Technology, Inc.	1,187	106,343
Micron Technology, Inc.	2,775	175,130
NVIDIA Corp.	10,297	4,355,837
NXP Semiconductors NV	1,568	320,938
QUALCOMM, Inc.	3,539	421,283
		8,354,765
SOFTWARE - 19.5%
Adobe, Inc.*	2,459	1,202,426
Autodesk, Inc.*	2,621	536,283
Box, Inc., Class A*	792	23,269
Cadence Design Systems, Inc.*	1,946	456,376
Crowdstrike Holdings, Inc., Class A*	1,394	204,737
DocuSign, Inc.*	2,838	144,994

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
SOFTWARE - 19.5% (Continued)
Dropbox, Inc., Class A*	16,557	$441,575
Fortinet, Inc.*	7,502	567,076
Intuit, Inc.	822	376,632
Manhattan Associates, Inc.*	3,517	702,978
Microsoft Corp.	30,480	10,379,659
Palo Alto Networks, Inc.*	811	207,219
RingCentral, Inc., Class A*	1,371	44,873
Salesforce, Inc.*	3,091	653,005
ServiceNow, Inc.*	1,028	577,705
Splunk, Inc.*	2,042	216,636
Synopsys, Inc.*	988	430,185
Teradata Corp.*	4,693	250,653
VMware, Inc., Class A*	418	60,062
		17,476,343
SPECIALIZED REITS - 0.3%
SBA Communications Corp.	1,109	257,022
SPECIALTY RETAIL - 2.9%
AutoNation, Inc.*	2,009	330,701
Chewy, Inc., Class A*	2,726	107,595
Five Below, Inc.*	1,559	306,406
Home Depot, Inc. (The)	2,011	624,697
Lowe's Cos., Inc.	768	173,338
O'Reilly Automotive, Inc.*	174	166,222
Penske Automotive Group, Inc.	98	16,330
TJX Cos., Inc. (The)	9,251	784,392
Wayfair, Inc., Class A*	978	63,580
		2,573,261
	Shares/ Principal	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 14.0%
Apple, Inc.	60,822	$11,797,643
Dell Technologies, Inc., Class C	4,617	249,826
Hewlett Packard Enterprise Co.	22,628	380,151
HP, Inc.	3,086	94,771
		12,522,391
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
Crocs, Inc.*	892	100,296
Lululemon Athletica, Inc.*	1,848	699,468
NIKE, Inc., Class B	2,343	258,597
		1,058,361
TRADING COMPANIES & DISTRIBUTORS - 1.1%
WW Grainger, Inc.	1,298	1,023,590
TOTAL COMMON STOCKS (Cost - $58,228,382)		87,809,544
SHORT-TERM INVESTMENTS - 2.1%
MONEY MARKET FUNDS - 2.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (a) (Cost - $1,876,227)	1,876,227	1,876,227
TOTAL INVESTMENTS - 100.1% (Cost - $60,104,609)		$89,685,771
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(68,098)
TOTAL NET ASSETS - 100.0%		$89,617,673

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	98.0%
Short-Term Investments	2.1%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	6	9/15/2023	$1,840,440	$66,298

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
COMMON STOCKS - 87.2%
AEROSPACE & DEFENSE - 1.2%
Airbus SE	2,324	$335,597
BAE Systems PLC	5,478	64,560
Dassault Aviation SA	523	104,647
Elbit Systems Ltd.	89	18,515
Embraer SA*	9,191	35,343
Kongsberg Gruppen ASA	1,489	67,851
Leonardo SpA	2,317	26,277
Rolls-Royce Holdings PLC*	54,158	104,004
Saab AB, Class B	2,913	157,283
Safran SA	3,065	479,718
Thales SA	1,674	250,573
		1,644,368
AIR FREIGHT & LOGISTICS - 0.5%
CJ Logistics Corp.	69	4,001
Deutsche Post AG	4,761	232,339
DSV A/S	1,085	227,815
JD Logistics, Inc*,(a)	4,000	6,237
NIPPON EXPRESS HOLDINGS, Inc.	2,100	117,746
SF Holding Co. Ltd., Class A	2,600	16,139
SG Holdings Co. Ltd.	2,300	32,582
ZTO Express Cayman, Inc., ADR	4,120	103,330
		740,189
AUTOMOBILE COMPONENTS - 0.3%
Denso Corp.	300	20,019
HL Mando Co. Ltd.	497	20,330
Hyundai Mobis Co. Ltd.	743	131,103
Pirelli & C SpA*,(a)	26,219	129,409
Valeo	1,969	42,169
		343,030
AUTOMOBILES - 3.3%
Bayerische Motoren Werke AG	4,591	563,588
BYD Co. Ltd., Class A	9,626	342,248
BYD Co. Ltd., Class H	10,500	334,967
Ferrari NV	661	215,985
Geely Automobile Holdings Ltd.	73,000	89,054
Great Wall Motor Co. Ltd., Class H	55,000	62,954
Honda Motor Co. Ltd.	15,900	477,544
Kia Corp.	907	60,919
Li Auto, Inc., Class A*	4,000	69,163
Mercedes-Benz Group AG	14,469	1,162,931
NIO, Inc., ADR*	5,867	56,851
NIO, Inc., Class A*	1,700	16,454
Renault SA	962	40,491
Subaru Corp.	4,500	84,156
Suzuki Motor Corp.	3,400	122,347
Toyota Motor Corp.	52,200	833,734
Volkswagen AG	163	27,191
XPeng, Inc., Class A*	1,200	7,656
		4,568,233
	Shares/ Principal	Fair Value
BANKS - 9.5%
ABN AMRO Bank NV, CVA (a)	2,674	$41,514
Absa Group Ltd.	8,658	76,954
Agricultural Bank of China Ltd., Class H	47,000	18,472
ANZ Group Holdings Ltd.	13,121	207,083
Banco Bilbao Vizcaya Argentaria SA	44,448	341,001
Banco Bradesco SA	14,933	45,412
Banco do Brasil SA	4,536	46,545
Banco Santander Brasil SA	9,764	62,179
Banco Santander SA	140,670	519,499
Bank Central Asia TBK PT	656,000	400,360
Bank Hapoalim BM	19,802	162,111
Bank Mandiri Persero TBK PT	230,600	79,981
Bank Negara Indonesia Persero Tbk PT	43,900	26,792
Bank of China Ltd., Class H	229,000	91,757
Bank of Nova Scotia (The)	12,215	611,835
Bank of Queensland Ltd.	2,806	10,254
Bank Rakyat Indonesia Persero TBK PT	438,800	158,779
Bankinter SA	7,501	46,074
Barclays PLC	92,358	180,098
BAWAG Group AG*,(a)	427	19,668
BNP Paribas SA	5,896	371,286
BOC Hong Kong Holdings Ltd.	57,500	175,730
CaixaBank SA	36,118	149,226
Canadian Imperial Bank of Commerce	9,936	424,697
Capitec Bank Holdings Ltd.	595	49,380
China CITIC Bank Corp. Ltd., Class H	119,000	55,881
China Construction Bank Corp.,
Class H*	581,000	375,886
China Merchants Bank Co. Ltd., Class A	36,800	165,964
China Merchants Bank Co. Ltd., Class H	41,500	188,526
CIMB Group Holdings BHD	53,200	57,674
Commonwealth Bank of Australia	4,990	333,056
Credit Agricole SA	2,597	30,804
DNB Bank ASA	5,302	99,324
Erste Group Bank AG	1,446	50,625
Grupo Financiero Banorte SAB de CV, Class O	33,407	274,299
Hana Financial Group, Inc.	697	20,736
Hong Leong Bank BHD	4,200	17,061
HSBC Holdings PLC	83,895	663,105
Industrial & Commercial Bank of China Ltd., Class H	355,000	189,355
Industrial Bank Co., Ltd., Class A	15,600	33,609
ING Groep NV	31,081	418,374
Intesa Sanpaolo SpA	92,181	241,367
Israel Discount Bank Ltd., Class A	9,794	48,562
Japan Post Bank Co. Ltd.	8,400	65,324
Jyske Bank A/S*	209	15,875
KakaoBank Corp.	1,396	25,162
KB Financial Group, Inc.	1,199	43,450
Lloyds Banking Group PLC	501,088	277,694

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
BANKS - 9.5% (Continued)
Malayan Banking BHD	108,000	$199,687
Mediobanca Banca di Credito Finanziario SpA	21,724	259,762
Mitsubishi UFJ Financial Group, Inc.	95,000	700,003
Mizrahi Tefahot Bank Ltd.	1,969	65,422
Mizuho Financial Group, Inc.	13,500	205,393
National Australia Bank Ltd.	10,890	191,154
Nedbank Group Ltd.	2,444	29,572
Nordea Bank Abp	1,395	15,149
OTP Bank Nyrt	4,889	173,459
Ping An Bank Co., Ltd., Class A	84,500	130,634
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	24,603
Public Bank BHD	211,900	174,786
Raiffeisen Bank International AG*	3,994	63,270
Resona Holdings, Inc.	22,300	106,505
RHB Bank BHD	99,400	115,638
Royal Bank of Canada	9,379	896,755
Shinhan Financial Group Co. Ltd.	2,179	56,226
Societe Generale SA	9,544	247,818
Standard Bank Group Ltd.	19,329	181,664
Standard Chartered PLC	12,625	109,627
Sumitomo Mitsui Financial Group, Inc.	7,600	323,855
Sumitomo Mitsui Trust Holdings, Inc.	1,700	60,138
Swedbank AB, Class A	1,170	19,698
TMBThanachart Bank PCL, NVDR	488,400	21,352
Toronto-Dominion Bank (The)	207	12,845
UniCredit SpA	10,071	233,648
United Overseas Bank Ltd.	6,600	136,550
Westpac Banking Corp.	24,447	347,269
		13,110,882
BEVERAGES - 2.0%
Ambev SA	65,559	209,561
Anheuser-Busch InBev SA	7,922	447,962
Arca Continental SAB de CV	12,214	125,113
Budweiser Brewing Co. APAC Ltd. (a)	5,700	14,693
China Resources Beer Holdings Co. Ltd.	4,000	26,338
Coca-Cola Femsa SAB de CV	6,091	50,765
Davide Campari-Milano NV	3,723	51,544
Diageo PLC	19,581	841,179
Fomento Economico Mexicano SAB de CV	13,849	152,948
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,000	18,082
Kirin Holdings Co. Ltd.	1,100	15,994
Kweichow Moutai Co. Ltd., Class A	400	93,116
Luzhou Laojiao Co. Ltd., Class A	500	14,425
Pernod Ricard SA	1,771	391,069
Remy Cointreau SA	309	49,540
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,990	76,178
	Shares/ Principal	Fair Value
BEVERAGES - 2.0% (Continued)
Suntory Beverage & Food Ltd.	3,100	$111,787
Treasury Wine Estates Ltd.	4,522	33,803
Wuliangye Yibin Co. Ltd., Class A	700	15,762
		2,739,859
BIOTECHNOLOGY - 0.7%
3SBio, Inc.*,(a)	7,500	7,532
Akeso, Inc.*,(a)	3,000	13,533
Argenx SE*	162	62,814
BeiGene Ltd.*	1,600	21,928
Bloomage Biotechnology Corp. Ltd., Class A	2,119	26,009
Celltrion, Inc.	758	87,958
CSL Ltd.	2,335	431,130
Galapagos NV*	376	15,330
Genmab A/S*	552	208,673
Grifols SA*	770	9,862
Innovent Biologics, Inc.*,(a)	7,000	26,440
SK Bioscience Co. Ltd.*	79	4,766
Swedish Orphan Biovitrum AB*	1,605	31,264
Zai Lab Ltd., ADR*	403	11,175
		958,414
BROADLINE RETAIL - 1.4%
Alibaba Group Holding Ltd.*	90,600	938,764
Dollarama, Inc.	1,004	68,074
J Front Retailing Co. Ltd.	1,600	15,260
JD.com, Inc., Class A	14,800	250,047
Naspers Ltd., Class N	1,190	214,110
PDD Holdings, Inc., ADR*	803	55,519
Prosus NV*	3,611	264,387
Rakuten Group, Inc.	10,200	35,215
Vipshop Holdings Ltd., ADR*	3,955	65,258
Woolworths Holdings Ltd./South Africa	22,801	86,117
		1,992,751
BUILDING PRODUCTS - 0.3%
Assa Abloy AB, Class B	12,883	308,916
Belimo Holding AG	32	15,960
Cie de Saint-Gobain	658	40,007
Kingspan Group PLC	1,598	106,174
		471,057
CAPITAL MARKETS - 1.1%
Amundi SA (a)	1,875	110,566
B3 SA - Brasil Bolsa Balcao	55,849	169,145
Brookfield Corp., Class A	3,262	109,945
China International Capital Corp. Ltd., Class H*,(a)	20,000	35,066
Deutsche Bank AG	16,812	176,412
EQT AB	954	18,318
Hong Kong Exchanges & Clearing Ltd.	2,400	90,407
IG Group Holdings PLC	5,344	45,996
See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
CAPITAL MARKETS - 1.1% (Continued)
IGM Financial, Inc.	862	$26,272
London Stock Exchange Group PLC	564	59,988
Macquarie Group Ltd.	5,668	670,143
Nomura Holdings, Inc.	6,000	22,716
Reinet Investments SCA	690	15,229
SBI Holdings, Inc.	1,000	19,154
		1,569,357
CHEMICALS - 2.4%
Air Liquide SA	2,918	522,737
Arkema SA	351	33,048
Asahi Kasei Corp.	7,500	50,438
BASF SE	4,185	203,043
Covestro AG*,(a)	2,405	124,843
Croda International PLC	734	52,500
Dongyue Group Ltd.	6,000	4,487
DSM-Firmenich AG*	110	11,835
Evonik Industries AG	9,463	179,950
Ganfeng Lithium Group Co Ltd, Class H*,(a)	5,600	36,516
Givaudan SA	72	238,618
Hyosung Advanced Materials Corp.	30	10,485
Johnson Matthey PLC	1,862	41,332
LG Chem Ltd.	393	198,938
Mitsubishi Chemical Group Corp.	21,300	127,209
Mitsubishi Gas Chemical Co., Inc.	11,900	172,117
Nippon Paint Holdings Co. Ltd.	2,200	18,007
Nitto Denko Corp.	1,800	132,383
Novozymes A/S, Class B	4,989	232,386
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,120	42,724
Sika AG	510	145,763
Solvay SA	2,647	295,430
Sumitomo Chemical Co. Ltd.	122,300	369,350
Tosoh Corp.	1,600	18,808
Wacker Chemie AG	126	17,286
Weihai Guangwei Composites Co. Ltd., Class A	2,880	12,231
Zangge Mining Co., Ltd., Class A	9,800	30,449
		3,322,913
COMMERCIAL SERVICES & SUPPLIES - 0.0%†
Brambles Ltd.	4,699	45,073
COMMUNICATIONS EQUIPMENT - 0.0%†
ZTE Corp., Class A	4,300	26,958
CONSTRUCTION & ENGINEERING - 0.4%
Ferrovial SE	844	26,676
JGC Holdings Corp.	1,600	20,645
Kajima Corp.	5,700	85,578
Obayashi Corp.	2,900	24,960
	Shares/ Principal	Fair Value
CONSTRUCTION & ENGINEERING - 0.4% (Continued)
Stantec, Inc.	1,638	$107,063
Vinci SA	1,035	120,123
Worley Ltd.	11,540	121,292
		506,337
CONSTRUCTION MATERIALS - 0.2%
Cemex SAB de CV*	113,453	80,043
Holcim AG*	1,881	126,571
James Hardie Industries PLC*	2,268	60,010
		266,624
CONSUMER FINANCE - 0.1%
JMT Network Services PCL, NVDR	11,800	12,481
Marui Group Co. Ltd.	2,800	48,586
Muangthai Capital PCL, NVDR	8,800	9,742
		70,809
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
Aeon Co., Ltd.	3,300	67,171
Alimentation Couche-Tard, Inc.	5,297	271,925
Carrefour SA	3,275	62,010
Clicks Group Ltd.	2,219	30,692
Cosmos Pharmaceutical Corp.	300	30,242
Empire Co. Ltd., Class A	5,873	167,014
JD Health International, Inc.*,(a)	1,550	9,781
Jeronimo Martins SGPS SA	721	19,854
Koninklijke Ahold Delhaize NV	840	28,648
Lawson, Inc.	9,600	424,224
Raia Drogasil SA	5,338	32,676
Sendas Distribuidora SA	11,898	33,987
Seven & i Holdings Co. Ltd.	2,000	85,862
Tesco PLC	125,232	395,487
Tsuruha Holdings, Inc.	2,200	162,943
Wal-Mart de Mexico SAB de CV	21,019	83,203
		1,905,719
CONTAINERS & PACKAGING - 0.0%†
Smurfit Kappa Group PLC	767	25,547
DIVERSIFIED CONSUMER SERVICES - 0.0%†
Cogna Educacao SA*	29,080	19,592
New Oriental Education & Technology Group, Inc.*	3,200	12,556
YDUQS Participacoes SA*	6,220	25,453
		57,601
DIVERSIFIED REITS - 0.1%
Charter Hall Group	1,883	13,424
GPT Group (The)	14,419	39,736
Mirvac Group	22,830	34,345
		87,505

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
BT Group PLC	93,421	$145,316
China Tower Corp. Ltd., Class H (a)	112,000	12,434
Deutsche Telekom AG	22,125	482,188
Koninklijke KPN NV	4,811	17,158
KT Corp.	2,015	45,571
Nippon Telegraph & Telephone Corp.	290,000	342,097
Orange SA	3,579	41,788
Proximus SADP	5,410	40,277
Singapore Telecommunications Ltd.	73,700	136,144
Telecom Italia SpA/Milano (Common share)*	55,635	15,648
Telefonica SA	22,338	90,562
Telekom Malaysia BHD	38,800	40,816
Telenor ASA	3,662	37,189
Telstra Group Ltd.	18,678	53,462
		1,500,650
ELECTRIC UTILITIES - 1.1%
Acciona SA	1,443	244,648
CLP Holdings Ltd.	3,500	27,199
CPFL Energia SA	16,341	115,986
EDP - Energias de Portugal SA	41,123	200,817
Enel SpA	41,534	279,494
Energisa SA	4,781	49,951
Iberdrola SA	13,020	169,748
Light SA*	4,100	8,091
SSE PLC	12,342	288,871
Tenaga Nasional BHD	101,000	195,833
		1,580,638
ELECTRICAL EQUIPMENT - 2.2%
ABB Ltd.	26,332	1,035,444
Contemporary Amperex Technology Co. Ltd., Class A	8,203	258,363
Eve Energy Co. Ltd., Class A	1,300	10,827
Legrand SA	296	29,323
Mitsubishi Electric Corp.	6,700	93,963
Nidec Corp.	5,300	287,671
Schneider Electric SE	4,777	867,541
Siemens Energy AG*	4,113	72,604
Signify NV (a)	3,987	111,660
Sunwoda Electronic Co. Ltd., Class A	18,400	41,339
Suzhou Maxwell Technologies Co., Ltd., Class A	960	22,385
Vestas Wind Systems A/S*	2,155	57,297
WEG SA	21,229	166,435
Xinjiang Goldwind Science & Technology Co. Ltd., Class H*	6,200	4,248
		3,059,100
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
AAC Technologies Holdings, Inc.	3,500	8,236
Avary Holding Shenzhen Co. Ltd., Class A	4,900	16,385
	Shares/ Principal	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9% (Continued)
BOE Technology Group Co. Ltd., Class A	345,200	$194,364
Delta Electronics Thailand PCL, NVDR	23,000	59,681
Halma PLC	1,002	29,007
Hana Microelectronics PCL, NVDR	8,400	11,194
Keyence Corp.	100	46,944
LG Innotek Co. Ltd.	177	41,575
Luxshare Precision Industry Co. Ltd., Class A	2,700	12,061
Murata Manufacturing Co. Ltd.	500	28,491
Omron Corp.	4,900	297,251
Samsung Electro-Mechanics Co. Ltd.	893	97,931
Samsung SDI Co. Ltd.	378	191,919
Shimadzu Corp.	3,000	91,909
Spectris PLC	636	29,068
Sunny Optical Technology Group Co. Ltd.	5,400	53,851
TDK Corp.	2,200	84,737
		1,294,604
ENERGY EQUIPMENT & SERVICES - 0.0%†
Dialog Group BHD	15,700	6,929
ENTERTAINMENT - 0.4%
Bilibili, Inc., Class Z*	660	9,829
Krafton, Inc.*	54	7,983
NCSoft Corp.	161	36,045
NetEase, Inc.	17,060	332,205
Netmarble Corp.*,(a)	287	10,695
Nexon Co. Ltd.	1,200	22,807
Nintendo Co. Ltd.	1,300	58,841
Sea Ltd., ADR*	462	26,814
Tencent Music Entertainment Group, ADR*	3,441	25,395
Ubisoft Entertainment SA*	2,677	75,585
		606,199
FINANCIAL SERVICES - 1.3%
Adyen NV*,(a)	89	153,979
Banca Mediolanum SpA	10,539	95,227
Cielo SA	53,228	50,425
FirstRand Ltd.	37,438	135,751
Groupe Bruxelles Lambert NV	2,248	176,977
Industrivarden AB, Class A	3,472	96,047
Industrivarden AB, Class C	11,145	306,657
Investor AB, Class A	2,067	41,278
Investor AB, Class B	13,973	278,973
L E Lundbergforetagen AB, Class B	1,692	71,870
Mitsubishi HC Capital, Inc.	26,500	156,670
ORIX Corp.	8,000	144,602
Wendel SE	227	23,280
		1,731,736
FOOD PRODUCTS - 2.4%
Chocoladefabriken Lindt & Spruengli AG	21	263,835
Dali Foods Group Co. Ltd. (a)	66,000	29,477

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
FOOD PRODUCTS - 2.4% (Continued)
Grupo Bimbo SAB de CV, Series A	23,733	$127,227
Kerry Group PLC, Class A	559	54,510
Kuala Lumpur Kepong BHD	6,300	29,641
Minerva SA/Brazil	8,446	18,436
Nestle SA	22,778	2,739,522
QL Resources BHD	10,350	11,886
Uni-President China Holdings Ltd.	21,000	17,686
		3,292,220
GAS UTILITIES - 0.3%
Beijing Enterprises Holdings Ltd.	10,000	36,177
China Resources Gas Group Ltd.	4,000	13,680
ENN Energy Holdings Ltd.	6,200	77,217
Korea Gas Corp.*	1,943	37,897
Kunlun Energy Co. Ltd.	22,000	17,293
Perusahaan Gas Negara TBK PT	194,400	16,921
Snam SpA	40,289	210,414
		409,599
GROUND TRANSPORTATION - 1.1%
Canadian National Railway Co.	5,823	705,933
Central Japan Railway Co.	4,000	499,809
Localiza Rent a Car SA	6,973	99,001
TFI International, Inc.	1,943	221,619
		1,526,362
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Demant A/S*	353	14,922
Elekta AB, Class B	11,951	92,211
Fisher & Paykel Healthcare Corp. Ltd.	3,264	48,992
Getinge AB, Class B	666	11,651
Hartalega Holdings BHD	31,600	12,796
Hoya Corp.	700	82,696
Koninklijke Philips NV*	8,202	177,250
Olympus Corp.	3,800	59,576
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,500	103,179
Terumo Corp.	6,200	195,692
		798,965
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Amplifon SpA	935	34,265
Celltrion Healthcare Co. Ltd.	414	20,580
Fleury SA	5,220	17,497
IHH Healthcare BHD	81,600	102,973
Sonic Healthcare Ltd.	2,121	50,219
		225,534
HEALTH CARE TECHNOLOGY - 0.0%†
M3, Inc.	1,400	30,115
	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 1.9%
Accor SA	662	$24,571
Amadeus IT Group SA*	2,596	197,407
Aristocrat Leisure Ltd.	21,486	552,921
Compass Group PLC	3,776	105,710
Delivery Hero SE*,(a)	388	17,104
Evolution AB (a)	2,129	269,207
Flight Centre Travel Group Ltd.*	11,841	150,151
Greggs PLC	2,961	96,144
Jiumaojiu International Holdings Ltd. (a)	10,000	16,385
Just Eat Takeaway.com NV*,(a)	1,908	29,218
Meituan, Class B*,(a)	30,610	477,707
Oriental Land Co. Ltd./Japan	5,600	217,010
Restaurant Brands International, Inc.	3,888	301,785
Skylark Holdings Co., Ltd.*	1,600	19,931
Trip.com Group Ltd.*	1,450	50,439
Trip.com Group Ltd., ADR*	1,195	41,825
Wynn Macau Ltd.*	38,400	34,938
		2,602,453
HOUSEHOLD DURABLES - 0.3%
Barratt Developments PLC	1,752	9,210
Bellway PLC	1,378	34,828
Gree Electric Appliances Inc of Zhuhai, Class A	4,600	23,120
LG Electronics, Inc.	378	36,347
Nikon Corp.	5,400	69,398
Sekisui House Ltd.	9,700	194,993
Sony Group Corp.	400	35,881
Taylor Wimpey PLC	26,811	35,024
		438,801
HOUSEHOLD PRODUCTS - 0.1%
Reckitt Benckiser Group PLC	1,595	119,884
Unicharm Corp.	300	11,086
		130,970
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
B Grimm Power PCL	10,800	10,585
China Longyuan Power Group Corp. Ltd., Class H	28,000	28,834
Energy Absolute PCL, NVDR	50,800	81,670
		121,089
INDUSTRIAL CONGLOMERATES - 2.2%
Alfa SAB de CV, Class A	18,300	11,300
CK Hutchison Holdings Ltd.	40,000	244,239
GS Holdings Corp.	764	21,250
Hikari Tsushin, Inc.	300	42,758
Hitachi Ltd.	6,600	406,224
Jardine Cycle & Carriage Ltd.	21,100	542,565

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
INDUSTRIAL CONGLOMERATES - 2.2% (Continued)
Jardine Matheson Holdings Ltd.	4,600	$232,990
Samsung C&T Corp.	646	51,821
Siemens AG	6,645	1,105,868
SM Investments Corp.	920	15,417
Smiths Group PLC	11,507	240,508
Toshiba Corp.	2,200	68,754
		2,983,694
INSURANCE - 4.0%
Ageas SA/NV	1,150	46,560
AIA Group Ltd.	106,000	1,069,928
Allianz SE	166	38,612
ASR Nederland NV	6,067	272,972
Assicurazioni Generali SpA	787	15,987
Aviva PLC	2,568	12,903
AXA SA	5,418	159,746
BB Seguridade Participacoes SA	6,880	43,856
China Life Insurance Co. Ltd., Class H	64,000	106,658
Dai-ichi Life Holdings, Inc.	7,200	136,393
Fairfax Financial Holdings Ltd.	637	477,679
Great-West Lifeco, Inc., Class Common Subscription Receipt	12,352	359,102
Helvetia Holding AG	145	19,611
Japan Post Holdings Co., Ltd.	11,100	79,601
Legal & General Group PLC	15,393	44,482
Manulife Financial Corp., Class Common Subscription Receipt	19,687	372,539
Medibank Pvt Ltd.	14,272	33,441
MS&AD Insurance Group Holdings, Inc.	10,700	377,259
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	110	41,235
NN Group NV	539	19,941
Old Mutual Ltd.	29,187	18,725
Phoenix Group Holdings PLC	3,233	21,858
PICC Property & Casualty Co. Ltd.,
Class H	8,000	8,892
Ping An Insurance Group Co. of China Ltd., Class A	8,000	51,101
Ping An Insurance Group Co. of China Ltd., Class H	62,000	394,393
Porto Seguro SA	3,608	21,069
Poste Italiane SpA (a)	4,249	45,967
QBE Insurance Group Ltd.	18,896	197,099
Samsung Fire & Marine Insurance Co. Ltd.	77	13,441
Samsung Life Insurance Co. Ltd.	645	32,944
Sanlam Ltd.	25,363	78,340
Sompo Holdings, Inc.	1,500	67,032
Swiss Re AG	1,437	144,624
T&D Holdings, Inc.	5,500	80,121
	Shares/ Principal	Fair Value
INSURANCE - 4.0% (Continued)
Tokio Marine Holdings, Inc.	17,800	$408,254
Tryg A/S	10,561	228,479
		5,540,844
INTERACTIVE MEDIA & SERVICES - 2.0%
Auto Trader Group PLC (a)	2,686	20,844
Autohome, Inc., ADR	1,485	43,303
Baidu, Inc., Class A*	16,338	276,866
JOYY, Inc., ADR	348	10,687
Kakaku.com, Inc.	2,200	31,401
Kakao Corp.	2,067	77,023
Kuaishou Technology*,(a)	12,400	84,733
NAVER Corp.	1,204	167,033
REA Group Ltd.	1,323	125,960
Rightmove PLC	9,331	62,067
Scout24 SE (a)	2,037	129,075
Tencent Holdings Ltd.	41,100	1,739,117
		2,768,109
IT SERVICES - 1.3%
Capgemini SE	2,098	397,242
CGI, Inc.*	5,856	618,238
Fujitsu Ltd.	300	38,596
GDS Holdings Ltd., Class A*	3,100	4,233
NEC Corp.	1,100	53,008
Nomura Research Institute Ltd.	4,700	128,804
Obic Co. Ltd.	200	31,882
Otsuka Corp.	500	19,327
Samsung SDS Co. Ltd.	746	69,581
Shopify, Inc., Class A*	7,640	494,341
		1,855,252
LEISURE PRODUCTS - 0.2%
BRP, Inc.	848	71,768
Sega Sammy Holdings, Inc.	7,800	165,784
		237,552
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Pharmaron Beijing Co. Ltd., Class H*,(a)	5,700	17,602
QIAGEN NV*	329	14,767
Samsung Biologics Co. Ltd.*,(a)	154	86,955
WuXi AppTec Co. Ltd., Class H (a)	11,400	90,919
Wuxi Biologics Cayman, Inc.*,(a)	29,000	138,957
		349,200
MACHINERY - 1.5%
Aalberts NV	409	17,193
Amada Co. Ltd.	29,600	289,375
ANDRITZ AG	2,050	114,176
Daifuku Co. Ltd.	1,500	30,538
Daimler Truck Holding AG	3,905	140,592

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
MACHINERY - 1.5% (Continued)
DMG Mori Co. Ltd.	4,300	$74,019
Ebara Corp.	900	42,735
FANUC Corp.	1,500	52,223
Fluidra SA	799	15,543
GEA Group AG	1,943	81,210
Hino Motors Ltd.*	3,600	15,189
IHI Corp.	1,300	34,970
IMI PLC	3,274	68,263
Kone Oyj, Class B	1,085	56,618
Kubota Corp.	14,200	206,218
Mitsubishi Heavy Industries Ltd.	1,400	65,004
Nabtesco Corp.	1,000	21,856
Ningbo Deye Technology Co. Ltd., Class A	720	14,823
NSK Ltd.	7,100	45,065
Shenzhen Inovance Technology Co. Ltd., Class A	5,300	46,849
SKF AB, Class B	2,709	47,051
SMC Corp.	200	109,980
Spirax-Sarco Engineering PLC	548	72,213
Toyota Industries Corp.	1,600	113,523
Volvo AB, Class B	15,053	310,779
Wartsila OYJ Abp	1,300	14,630
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	15,200	7,855
		2,108,490
MARINE TRANSPORTATION - 0.1%
AP Moller - Maersk A/S, Class B	8	14,037
COSCO SHIPPING Holdings Co. Ltd., Class H	58,550	52,748
Precious Shipping PCL, NVDR	37,300	9,784
SITC International Holdings Co. Ltd.	4,000	7,299
		83,868
MEDIA - 0.2%
MultiChoice Group	1,493	7,547
Publicis Groupe SA	2,156	172,886
WPP PLC	13,713	143,552
		323,985
METALS & MINING - 4.2%
Agnico Eagle Mines Ltd.	2,906	145,273
Alamos Gold, Inc., Class A	8,249	98,371
Allkem Ltd.*	5,643	60,175
Aluminum Corp. of China Ltd., Class H	146,000	62,785
Anglo American Platinum Ltd.	982	44,249
Anglo American PLC, ADR	9,604	272,650
Anglo American PLC	6,705	190,674
AngloGold Ashanti Ltd.	5,485	115,494
ArcelorMittal SA	19,720	536,357
	Shares/ Principal	Fair Value
METALS & MINING - 4.2% (Continued)
B2Gold Corp.	5,484	$19,561
Barrick Gold Corp.	1,920	32,516
BHP Group Ltd.	2,965	88,208
BHP Group Ltd., ADR	33,577	1,005,550
Boliden AB	1,962	56,591
CMOC Group Ltd., Class H	51,000	26,683
CSN Mineracao SA	25,133	21,986
Dongkuk CM Co. Ltd.*	471	3,943
Dongkuk Holdings Co. Ltd.	251	3,318
Dongkuk Steel Mill Co. Ltd./New*	782	6,421
Endeavour Mining PLC	707	16,964
First Quantum Minerals Ltd.	2,437	57,718
Fortescue Metals Group Ltd.	28,288	417,647
Franco-Nevada Corp.	1,324	188,917
Glencore PLC	31,214	176,395
Gold Fields Ltd.	8,302	114,981
Grupo Mexico SAB de CV, Series B	25,451	122,132
Impala Platinum Holdings Ltd.	6,903	45,793
Mineral Resources Ltd.	905	43,030
MMG Ltd.*	40,000	11,587
Nippon Steel Corp.	3,300	68,587
Pan American Silver Corp.	1,278	18,640
Pilbara Minerals Ltd.	7,566	24,628
POSCO Holdings, Inc.	655	192,874
Press Metal Aluminium Holdings BHD	102,200	102,912
Rio Tinto Ltd.	2,491	190,171
Rio Tinto PLC	4,255	269,695
Shandong Nanshan Aluminum Co. Ltd., Class A	29,400	12,223
Sibanye Stillwater Ltd.	10,987	16,866
Teck Resources Ltd., Class B	6,429	270,812
thyssenkrupp AG	6,736	52,677
Vale SA	22,664	302,328
Wheaton Precious Metals Corp.	3,702	160,278
Zhaojin Mining Industry Co. Ltd.,
Class H	15,000	18,720
Zijin Mining Group Co. Ltd., Class A	24,100	37,722
Zijin Mining Group Co. Ltd., Class H	88,000	129,138
		5,854,240
MULTI-UTILITIES - 1.0%
A2A SpA	14,391	26,267
Atco Ltd., Class I	16,197	482,758
Centrica PLC	25,587	40,321
E.ON SE	13,148	167,543
Engie SA	33,658	559,186
National Grid PLC	3,990	52,781
Veolia Environnement SA	1,820	57,484
		1,386,340

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
OIL, GAS & CONSUMABLE FUELS - 5.0%
Aker BP ASA	1,784	$41,929
Ampol Ltd.	3,842	76,569
ARC Resources Ltd.	11,558	154,340
BP PLC	173,200	1,009,277
Canadian Natural Resources Ltd.	10,465	589,029
Cenovus Energy, Inc.	4,790	81,447
China Petroleum & Chemical Corp., Class H	144,000	84,343
China Suntien Green Energy Corp. Ltd., Class H	31,000	11,116
Crescent Point Energy Corp.	16,233	109,426
Ecopetrol SA	174,971	89,669
Enbridge, Inc.	32,707	1,217,074
Enerplus Corp.	883	12,812
Equinor ASA	7,108	207,066
Imperial Oil Ltd.	6,303	322,855
Koninklijke Vopak NV	1,167	41,621
Parex Resources, Inc.	1,344	26,976
Pembina Pipeline Corp.	1,817	57,191
PetroChina Co. Ltd., Class H	322,000	222,704
Petronas Dagangan BHD	14,500	68,966
PTT Exploration & Production PCL, NVDR	14,800	62,615
PTT PCL, NVDR	117,700	111,210
Repsol SA	16,522	240,280
Shell PLC	44,503	1,325,360
SK Innovation Co. Ltd.*	636	76,504
S-Oil Corp.	753	38,117
Star Petroleum Refining PCL, NVDR	47,400	10,762
TotalEnergies SE	3,962	227,150
Tourmaline Oil Corp.	2,592	122,269
Ultrapar Participacoes SA	30,797	121,043
Var Energi ASA	4,360	11,879
Whitecap Resources, Inc., Class Common Subscription Receipt	1,945	13,626
Woodside Energy Group Ltd.	7,010	160,704
		6,945,929
PAPER & FOREST PRODUCTS - 0.1%
West Fraser Timber Co. Ltd.	1,051	90,394
PASSENGER AIRLINES - 0.4%
Air China Ltd., Class H*	20,000	14,241
China Eastern Airlines Corp. Ltd., Class A*	18,600	12,188
Jin Air Co. Ltd.*	1,154	14,652
Korean Air Lines Co. Ltd.	1,051	19,422
Qantas Airways Ltd.*	15,445	63,742
Singapore Airlines Ltd.	69,900	369,295
		493,540
PERSONAL CARE PRODUCTS - 1.6%
Kao Corp.	3,000	108,223
LG H&H Co. Ltd.	67	23,339
L'Oreal SA	2,248	1,047,492
	Shares/ Principal	Fair Value
PERSONAL CARE PRODUCTS - 1.6% (Continued)
Shiseido Co. Ltd.	2,800	$125,785
Unilever PLC	8,507	442,803
Unilever PLC, ADR	7,661	399,089
		2,146,731
PHARMACEUTICALS - 7.1%
Aspen Pharmacare Holdings Ltd.	3,918	38,082
Astellas Pharma, Inc.	32,400	481,735
AstraZeneca PLC	8,854	1,269,287
Bayer AG	983	54,341
CSPC Pharmaceutical Group Ltd.	153,040	132,992
Daiichi Sankyo Co. Ltd.	5,300	166,845
GSK PLC	32,734	577,968
Hansoh Pharmaceutical Group Co. Ltd. (a)	4,000	6,431
Merck KGaA	252	41,666
Novartis AG	20,225	2,034,595
Novo Nordisk A/S, Class B	11,140	1,794,518
Ono Pharmaceutical Co. Ltd.	800	14,424
Otsuka Holdings Co., Ltd.	3,700	134,934
Recordati Industria Chimica e Farmaceutica SpA	376	17,947
Roche Holding AG (Common share)	318	104,359
Roche Holding AG (Common share, participation certificates)	3,783	1,156,486
Sanofi	9,572	1,025,508
Santen Pharmaceutical Co. Ltd.	9,300	78,854
Shionogi & Co., Ltd.	2,900	121,791
Sino Biopharmaceutical Ltd.	84,000	36,552
Takeda Pharmaceutical Co. Ltd.	13,200	413,439
Teva Pharmaceutical Industries Ltd.*	4,036	30,398
UCB SA	909	80,528
		9,813,680
PROFESSIONAL SERVICES - 2.0%
Bureau Veritas SA	1,586	43,466
Experian PLC	9,417	361,324
Intertek Group PLC	7,092	384,550
Recruit Holdings Co. Ltd.	14,000	441,983
RELX PLC	20,106	669,974
Teleperformance	483	80,861
Thomson Reuters Corp.	1,388	187,625
Wolters Kluwer NV	5,010	635,685
		2,805,468
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
China Overseas Land & Investment Ltd.	25,000	54,488
China Resources Land Ltd.	12,000	50,838
CK Asset Holdings Ltd.	17,000	94,148
Country Garden Services Holdings Co. Ltd.	11,000	14,205
Daito Trust Construction Co. Ltd.	500	50,455
Daiwa House Industry Co. Ltd.	3,900	102,320

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2% (Continued)
FirstService Corp.	3,227	$497,542
Gemdale Corp., Class A	18,400	18,263
KE Holdings, Inc., ADR*	3,238	48,084
Longfor Group Holdings Ltd. (a)	2,500	6,074
Mitsubishi Estate Co. Ltd.	3,000	35,493
Mitsui Fudosan Co. Ltd.	6,900	136,558
New World Development Co. Ltd.	40,000	98,410
Poly Property Services Co. Ltd., Class H	3,000	14,528
Sino Land Co. Ltd.	14,000	17,204
SM Prime Holdings, Inc.	21,800	12,974
Sun Hung Kai Properties Ltd.	9,500	119,650
Swire Properties Ltd.	102,200	251,177
Wharf Real Estate Investment Co. Ltd.	7,000	34,971
		1,657,382
RETAIL REITS - 0.0%†
Klepierre SA	1,209	29,968
Link REIT	6,400	35,526
		65,494
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Advantest Corp.	800	105,995
ams-OSRAM AG*	5,935	42,736
ASML Holding NV	3,312	2,395,679
Daqo New Energy Corp., ADR*	586	23,264
Inari Amertron BHD	82,400	48,372
Infineon Technologies AG	20,494	844,833
JA Solar Technology Co. Ltd., Class A	2,240	12,859
LONGi Green Energy Technology Co. Ltd., Class A	26,500	104,591
NAURA Technology Group Co. Ltd., Class A	900	39,356
Renesas Electronics Corp.*	3,100	57,942
Shenzhen SC New Energy Technology Corp., Class A	1,000	15,467
SK Hynix, Inc.	2,494	218,046
STMicroelectronics NV	2,595	129,001
Tokyo Electron Ltd.	2,400	341,398
Xinyi Solar Holdings Ltd.	12,000	13,858
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	4,900	47,826
		4,441,223
SOFTWARE - 2.2%
Constellation Software, Inc.	104	215,723
Dassault Systemes SE	9,344	414,144
Kingdee International Software Group Co. Ltd.*	25,000	33,433
Nemetschek SE	1,339	100,273
Nice Ltd.*	282	57,525
Oracle Corp. Japan	200	14,792
	Shares/ Principal	Fair Value
SOFTWARE - 2.2% (Continued)
Sangfor Technologies, Inc., Class A*	4,200	$65,480
SAP SE	12,070	1,647,890
TeamViewer SE*,(a)	2,954	47,408
Temenos AG	1,375	109,336
TOTVS SA	4,800	29,960
Trend Micro, Inc./Japan	2,200	105,711
WiseTech Global Ltd.	1,713	91,004
Xero Ltd.*	1,170	92,624
		3,025,303
SPECIALTY RETAIL - 0.8%
Dufry AG*	344	15,672
Fast Retailing Co. Ltd.	1,500	381,084
Foschini Group Ltd. (The)	1,691	8,416
Industria de Diseno Textil SA	5,976	231,193
Pepkor Holdings Ltd. (a)	15,484	13,524
Shimamura Co. Ltd.	200	18,847
Yamada Holdings Co. Ltd.	73,600	216,113
Zalando SE*,(a)	2,060	59,243
ZOZO, Inc.	4,700	96,611
		1,040,703
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.5%
FUJIFILM Holdings Corp.	2,600	153,642
Lenovo Group Ltd.	120,000	125,105
Logitech International SA	2,882	171,506
Ricoh Co. Ltd.	5,200	43,982
Samsung Electronics Co. Ltd.	26,581	1,456,493
Xiaomi Corp., Class B*,(a)	88,400	120,926
		2,071,654
TEXTILES, APPAREL & LUXURY GOODS - 2.8%
ANTA Sports Products Ltd.	14,200	145,051
Cie Financiere Richemont SA, Class A	3,450	584,801
Hermes International	447	970,477
HUGO BOSS AG	197	15,376
Kering SA	401	221,195
Li Ning Co. Ltd.	11,500	61,854
LVMH Moet Hennessy Louis Vuitton SE	1,754	1,651,449
Moncler SpA	650	44,918
Shenzhou International Group Holdings Ltd.	1,300	12,400
Swatch Group AG (The)	487	142,129
Xtep International Holdings Ltd.	22,000	22,403
		3,872,053
TOBACCO - 1.0%
British American Tobacco PLC	18,331	607,797
Imperial Brands PLC	4,942	109,230
Japan Tobacco, Inc.	28,600	623,903
		1,340,930

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
TRADING COMPANIES & DISTRIBUTORS - 1.5%
Ashtead Group PLC	3,218	$222,725
ITOCHU Corp.	6,300	247,885
Marubeni Corp.	3,300	55,710
Mitsubishi Corp.	20,000	958,937
Mitsui & Co. Ltd.	10,900	408,067
MonotaRO Co. Ltd.	1,500	18,919
Rexel SA	1,450	35,768
Sumitomo Corp.	2,700	56,808
		2,004,819
TRANSPORTATION INFRASTRUCTURE - 0.1%
Flughafen Zurich AG	120	24,935
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	19,101
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,161	38,815
		82,851
WATER UTILITIES - 0.0%†
Cia de Saneamento de Minas Gerais Copasa MG	6,708	29,396
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Freenet AG	3,892	97,577
KDDI Corp.	12,900	397,170
MTN Group Ltd.	10,247	74,935
SK Telecom Co. Ltd.	749	26,489
SoftBank Corp.	16,900	180,067
SoftBank Group Corp.	5,800	271,792
Vodacom Group Ltd.	2,599	16,124
Vodafone Group PLC	29,489	27,732
		1,091,886
TOTAL COMMON STOCKS (Cost - $110,021,754)		120,320,200
EXCHANGE TRADED FUNDS - 9.1%
EQUITY FUNDS - 9.1%
iShares MSCI India ETF	120,798	5,278,873
iShares MSCI Saudi Arabia ETF	41,246	1,704,697
iShares MSCI Taiwan ETF	118,440	5,569,049
TOTAL EXCHANGE TRADED FUNDS (Cost - $9,816,329)		12,552,619
PREFERRED STOCKS - 1.1%
AUTOMOBILES - 0.4%
Bayerische Motoren Werke AG	176	20,008
Volkswagen AG	3,895	522,427
		542,435
	Shares/ Principal	Fair Value
BANKS - 0.4%
Banco Bradesco SA	72,731	$249,070
Bancolombia SA	1,950	13,071
Itau Unibanco Holding SA	41,705	245,527
		507,668
METALS & MINING - 0.0%†
Gerdau SA	3,741	19,434
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	17,187	25,296
		44,730
OIL, GAS & CONSUMABLE FUELS - 0.1%
Petroleo Brasileiro SA	7,890	48,315
PASSENGER AIRLINES - 0.1%
Azul SA*	20,517	93,186
Gol Linhas Aereas Inteligentes SA*	9,948	27,138
		120,324
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Samsung Electronics Co. Ltd.	3,956	178,637
TOTAL PREFERRED STOCKS (Cost - $1,565,380)		1,442,109
WARRANTS - 0.0%†
TMBThanachart Bank PCL, expires 5/10/25* (Cost - $0)	4,884	83
SHORT-TERM INVESTMENTS - 1.8%
MONEY MARKET FUNDS - 1.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (b) (Cost - $2,552,253)	2,552,253	2,552,253
TOTAL INVESTMENTS - 99.2% (Cost - $123,955,716)		$136,867,264
OTHER ASSETS LESS LIABILITIES - NET 0.8%		1,141,961
TOTAL NET ASSETS - 100.0%		$138,009,225

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2023, these securities amounted to $2,596,925 or 1.9% of net assets.

(b)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CVA - Certificate Van Aandelen (Bearer)

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

Holdings by Asset Class	% of Net Assets
Common Stocks	87.2%
Exchange Traded Funds	9.1%
Short-Term Investments	1.8%
Preferred Stocks	1.1%
Warrants	0.0%†
Other Assets Less Liabilities - Net	0.8%
100.0%

†  Represents less than 0.05%.

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Future	Goldman Sachs & Co.	16	9/15/2023	$1,724,400	$6,750
MSCI Emerging Market Index Future	Goldman Sachs & Co.	15	9/15/2023	748,425	(9,525)
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	9/14/2023	184,183	2,946
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$171

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 1.1%
Axon Enterprise, Inc.*	8,085	$1,577,545
HEICO Corp., Class A	7,799	1,096,540
		2,674,085
AUTOMOBILE COMPONENTS - 0.2%
Aptiv PLC*	4,232	432,045
BANKS - 0.5%
KeyCorp	4,860	44,906
Mid Penn Bancorp., Inc.	1	22
NU Holdings Ltd./Cayman Islands, Class A*	141,823	1,118,984
		1,163,912
BEVERAGES - 0.6%
PepsiCo, Inc.	7,492	1,387,668
BIOTECHNOLOGY - 5.8%
ACELYRIN, Inc.*	3,995	83,495
Alnylam Pharmaceuticals, Inc.*	4,152	788,631
Amgen, Inc.	1,692	375,658
Apellis Pharmaceuticals, Inc.*	7,857	715,773
Exact Sciences Corp.*	3,955	371,374
Exelixis, Inc.*	78,423	1,498,663
Halozyme Therapeutics, Inc.*	772	27,846
Horizon Therapeutics PLC*	13,588	1,397,526
Incyte Corp.*	41,367	2,575,096
Ionis Pharmaceuticals, Inc.*	11,587	475,415
Natera, Inc.*	13,834	673,162
Neurocrine Biosciences, Inc.*	20,216	1,906,369
Regeneron Pharmaceuticals, Inc.*	32	22,993
Sarepta Therapeutics, Inc.*	4,917	563,095
Seagen, Inc.*	11,947	2,299,320
Ultragenyx Pharmaceutical, Inc.*	18,312	844,733
		14,619,149
BROADLINE RETAIL - 2.3%
Amazon.com, Inc.*	5,396	703,422
Coupang, Inc.*	75,735	1,317,789
eBay, Inc.	49,698	2,221,004
Etsy, Inc.*	15,661	1,325,077
MercadoLibre, Inc.*	91	107,799
Savers Value Village, Inc.*	4,198	99,493
		5,774,584
BUILDING PRODUCTS - 2.2%
A O Smith Corp.	7,601	553,201
Allegion PLC	19,650	2,358,393
Trane Technologies PLC	14,013	2,680,126
		5,591,720
	Shares/ Principal	Fair Value
CAPITAL MARKETS - 3.5%
Ameriprise Financial, Inc.	610	$202,618
Ares Management Corp., Class A	8,021	772,823
Blue Owl Capital, Inc.	18,995	221,292
FactSet Research Systems, Inc.	1,273	510,027
Houlihan Lokey, Inc.	3,180	312,626
LPL Financial Holdings, Inc.	5,743	1,248,700
MarketAxess Holdings, Inc.	2,962	774,326
Moody's Corp.	424	147,433
Morningstar, Inc.	2,311	453,118
MSCI, Inc.	5,261	2,468,935
Nasdaq, Inc.	17,306	862,704
Tradeweb Markets, Inc., Class A	7,617	521,612
XP, Inc., Class A*	9,447	221,627
		8,717,841
CHEMICALS - 1.1%
Ecolab, Inc.	7,758	1,448,341
FMC Corp.	3,493	364,460
Ginkgo Bioworks Holdings, Inc.*	18,390	34,205
PPG Industries, Inc.	5,542	821,879
		2,668,885
COMMERCIAL SERVICES & SUPPLIES - 4.3%
Cintas Corp.	12,102	6,015,662
Copart, Inc.*	27,695	2,526,061
RB Global, Inc.	800	48,000
Rollins, Inc.	37,701	1,614,734
Tetra Tech, Inc.	4,035	660,691
		10,865,148
COMMUNICATIONS EQUIPMENT - 0.1%
Arista Networks, Inc.*	1,636	265,130
CONSTRUCTION & ENGINEERING - 1.3%
AECOM	27,810	2,355,229
EMCOR Group, Inc.	1,757	324,658
Valmont Industries, Inc.	2,392	696,192
		3,376,079
CONSTRUCTION MATERIALS - 1.0%
Vulcan Materials Co.	11,488	2,589,855
CONSUMER FINANCE - 0.3%
American Express Co.	3,649	635,656
Synchrony Financial	3,061	103,829
		739,485
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
Walmart, Inc.	1,952	306,815
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Iridium Communications, Inc.	4,135	256,866

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
ELECTRICAL EQUIPMENT - 1.0%
AMETEK, Inc.	347	$56,172
Atkore, Inc.*	909	141,750
Rockwell Automation, Inc.	7,062	2,326,576
		2,524,498
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
Flex Ltd.*	37,615	1,039,678
Jabil, Inc.	13,233	1,428,238
Keysight Technologies, Inc.*	6,917	1,158,252
		3,626,168
ENERGY EQUIPMENT & SERVICES - 0.4%
Halliburton Co.	31,161	1,028,001
Parker Drilling Co.*	2	23
		1,028,024
ENTERTAINMENT - 2.0%
Electronic Arts, Inc.	2,945	381,967
Live Nation Entertainment, Inc.*	304	27,697
Playtika Holding Corp.*	2,212	25,659
ROBLOX Corp., Class A*	45,156	1,819,787
Roku, Inc.*	7,662	490,062
Spotify Technology SA*	14,635	2,349,649
		5,094,821
FINANCIAL SERVICES - 2.6%
Apollo Global Management, Inc.	9,356	718,634
Block, Inc.*	33,897	2,256,523
Euronet Worldwide, Inc.*	10,343	1,213,958
FleetCor Technologies, Inc.*	260	65,281
Mastercard, Inc., Class A	255	100,292
PayPal Holdings, Inc.*	11,271	752,114
Shift4 Payments, Inc., Class A*	3,809	258,669
StoneCo Ltd., Class A*	8,243	105,016
Toast, Inc., Class A*	33,513	756,388
WEX, Inc.*	2,110	384,168
		6,611,043
FOOD PRODUCTS - 1.0%
Hershey Co. (The)	10,377	2,591,137
GROUND TRANSPORTATION - 0.7%
Landstar System, Inc.	2,422	466,332
Lyft, Inc., Class A*	55,370	530,998
Old Dominion Freight Line, Inc.	953	352,372
RXO, Inc.*	14,330	324,861
Uber Technologies, Inc.*	2,415	104,256
		1,778,819
HEALTH CARE EQUIPMENT & SUPPLIES - 7.3%
Align Technology, Inc.*	6,034	2,133,864
Boston Scientific Corp.*	6,138	332,004
	Shares/ Principal	Fair Value
HEALTH CARE EQUIPMENT & SUPPLIES - 7.3% (Continued)
Dexcom, Inc.*	27,960	$3,593,140
IDEXX Laboratories, Inc.*	8,882	4,460,807
Inspire Medical Systems, Inc.*	2,297	745,698
Insulet Corp.*	4,600	1,326,364
Penumbra, Inc.*	3,465	1,192,168
ResMed, Inc.	15,220	3,325,570
Shockwave Medical, Inc.*	2,228	635,893
Stryker Corp.	2,649	808,183
		18,553,691
HEALTH CARE PROVIDERS & SERVICES - 2.3%
AmerisourceBergen Corp.	5,051	971,964
Cardinal Health, Inc.	13,278	1,255,701
Chemed Corp.	75	40,625
Cigna Corp. (The)	4,029	1,130,537
CVS Health Corp.	14,917	1,031,212
Elevance Health, Inc.	2,686	1,193,363
Guardant Health, Inc.*	5,752	205,922
		5,829,324
HEALTH CARE TECHNOLOGY - 1.2%
Doximity, Inc., Class A*	1,382	47,016
Teladoc Health, Inc.*	33,648	851,967
Veeva Systems, Inc., Class A*	10,378	2,052,042
		2,951,025
HOTELS, RESTAURANTS & LEISURE - 5.1%
Boyd Gaming Corp.	13,412	930,391
Caesars Entertainment, Inc.*	30,995	1,579,815
Cava Group, Inc.*	3,238	132,596
Chipotle Mexican Grill, Inc.*	101	216,039
Darden Restaurants, Inc.	10,748	1,795,776
Domino's Pizza, Inc.	2,800	943,572
DoorDash, Inc., Class A*	18,012	1,376,477
DraftKings, Inc., Class A*	29,317	778,953
Expedia Group, Inc.*	5,849	639,822
MGM Resorts International	782	34,345
Planet Fitness, Inc., Class A*	941	63,461
Royal Caribbean Cruises Ltd.*	855	88,698
Texas Roadhouse, Inc.	3,158	354,580
Travel + Leisure Co.	45,005	1,815,502
Wingstop, Inc.	3,987	798,038
Wyndham Hotels & Resorts, Inc.	4,032	276,474
Wynn Resorts Ltd.	1,241	131,062
Yum! Brands, Inc.	7,293	1,010,445
		12,966,046
HOUSEHOLD DURABLES - 1.1%
NVR, Inc.*	63	400,089
Toll Brothers, Inc.	12,889	1,019,133
TopBuild Corp.*	4,910	1,306,158
		2,725,380

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
HOUSEHOLD PRODUCTS - 0.6%
Church & Dwight Co., Inc.	9,733	$975,539
Clorox Co. (The)	3,409	542,167
		1,517,706
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	11,371	235,721
INSURANCE - 1.9%
Allstate Corp. (The)	3,409	371,717
Arch Capital Group Ltd.*	14,999	1,122,675
Everest Re Group Ltd.	5,090	1,740,068
Kinsale Capital Group, Inc.	878	328,548
MetLife, Inc.	21,193	1,198,040
		4,761,048
INTERACTIVE MEDIA & SERVICES - 1.5%
Alphabet, Inc., Class A*	7,541	902,658
Match Group, Inc.*	18,752	784,771
Meta Platforms, Inc., Class A*	463	132,872
Pinterest, Inc., Class A*	46,872	1,281,480
Snap, Inc., Class A*	35,957	425,731
ZoomInfo Technologies, Inc.*	11,970	303,918
		3,831,430
IT SERVICES - 2.6%
Cloudflare, Inc., Class A*	17,079	1,116,454
EPAM Systems, Inc.*	1,367	307,233
Gartner, Inc.*	5,951	2,084,695
Globant SA*	1,923	345,601
GoDaddy, Inc., Class A*	1,660	124,716
MongoDB, Inc.*	3,630	1,491,894
Okta, Inc.*	4,057	281,353
Twilio, Inc., Class A*	1,135	72,209
VeriSign, Inc.*	988	223,258
Wix.com Ltd.*	6,529	510,829
		6,558,242
LEISURE PRODUCTS - 0.2%
Brunswick Corp.	5,683	492,375
LIFE SCIENCES TOOLS & SERVICES - 4.8%
10X Genomics, Inc., Class A*	3,075	171,708
Agilent Technologies, Inc.	36,504	4,389,606
Bruker Corp.	10,332	763,742
IQVIA Holdings, Inc.*	11,672	2,623,515
Medpace Holdings, Inc.*	422	101,352
Mettler-Toledo International, Inc.*	1,974	2,589,177
West Pharmaceutical Services, Inc.	3,987	1,524,908
		12,164,008
	Shares/ Principal	Fair Value
MACHINERY - 2.2%
Cummins, Inc.	1,484	$363,817
Deere & Co.	460	186,387
Donaldson Co., Inc.	4,516	282,295
Graco, Inc.	26,228	2,264,788
Otis Worldwide Corp.	5,901	525,248
Xylem, Inc.	16,472	1,855,077
		5,477,612
MEDIA - 1.2%
Fox Corp., Class A	21,409	727,906
Liberty Broadband Corp., Class C*	3,757	300,973
Trade Desk, Inc. (The), Class A*	27,461	2,120,539
		3,149,418
OIL, GAS & CONSUMABLE FUELS - 2.2%
Cheniere Energy, Inc.	9,107	1,387,542
ConocoPhillips	514	53,256
Hess Corp.	10,180	1,383,971
Targa Resources Corp.	29,329	2,231,937
Texas Pacific Land Corp.	364	479,206
		5,535,912
PROFESSIONAL SERVICES - 3.2%
ExlService Holdings, Inc.*	1,291	195,018
Genpact Ltd.	1,429	53,687
Insperity, Inc.	5,849	695,797
Paychex, Inc.	27,629	3,090,856
Paycom Software, Inc.	3,157	1,014,155
Paylocity Holding Corp.*	4,128	761,740
Robert Half International, Inc.	894	67,247
Verisk Analytics, Inc.	10,296	2,327,205
		8,205,705
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
CoStar Group, Inc.*	6,786	603,954
Zillow Group, Inc., Class A*	4,447	218,792
Zillow Group, Inc., Class C*	5,756	289,297
		1,112,043
RESIDENTIAL REITS - 0.1%
Equity LifeStyle Properties, Inc.	2,498	167,091
RETAIL REITS - 1.0%
Simon Property Group, Inc.	21,435	2,475,314
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
Applied Materials, Inc.	830	119,968
Enphase Energy, Inc.*	6,086	1,019,284
Intel Corp.	5,180	173,219
Lattice Semiconductor Corp.*	16,843	1,618,107
MaxLinear, Inc.*	3,902	123,147
Microchip Technology, Inc.	32,602	2,920,813

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3% (Continued)
Monolithic Power Systems, Inc.	2,724	$1,471,587
NVIDIA Corp.	3,055	1,292,326
Teradyne, Inc.	19,640	2,186,521
		10,924,972
SOFTWARE - 11.9%
Alteryx, Inc., Class A*	6,159	279,619
ANSYS, Inc.*	3,386	1,118,294
Autodesk, Inc.*	1,165	238,371
Cadence Design Systems, Inc.*	8,279	1,941,591
Crowdstrike Holdings, Inc., Class A*	18,840	2,767,031
Datadog, Inc., Class A*	12,781	1,257,395
DocuSign, Inc.*	21,571	1,102,062
Dropbox, Inc., Class A*	78,842	2,102,716
Dynatrace, Inc.*	11,343	583,824
Elastic NV*	2,341	150,105
Fair Isaac Corp.*	1,099	889,322
Five9, Inc.*	3,731	307,621
Fortinet, Inc.*	30,872	2,333,615
HubSpot, Inc.*	3,448	1,834,646
Manhattan Associates, Inc.*	16,547	3,307,414
Microsoft Corp.	3,053	1,039,669
Nutanix, Inc., Class A*	1,169	32,790
Palantir Technologies, Inc., Class A*	97,982	1,502,064
RingCentral, Inc., Class A*	19,866	650,214
Smartsheet, Inc., Class A*	8,939	342,006
Splunk, Inc.*	19,876	2,108,645
Synopsys, Inc.*	2,832	1,233,081
Teradata Corp.*	24,776	1,323,286
UiPath, Inc., Class A*	6,646	110,124
Unity Software, Inc.*	14,344	622,816
Zoom Video Communications, Inc., Class A*	6,560	445,293
Zscaler, Inc.*	3,362	491,861
		30,115,475
SPECIALIZED REITS - 0.6%
SBA Communications Corp.	6,715	1,556,268
SPECIALTY RETAIL - 3.2%
AutoNation, Inc.*	1,753	288,561
AutoZone, Inc.*	147	366,524
Best Buy Co., Inc.	7,418	607,905
Burlington Stores, Inc.*	5,806	913,806
Carvana Co.*	3,177	82,348
Chewy, Inc., Class A*	4,721	186,338
Dick's Sporting Goods, Inc.	499	65,963
Five Below, Inc.*	11,005	2,162,923
O'Reilly Automotive, Inc.*	846	808,184
Penske Automotive Group, Inc.	1,382	230,283
Ross Stores, Inc.	4,736	531,048
TJX Cos., Inc. (The)	3,323	281,757
	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 3.2% (Continued)
Tractor Supply Co.	229	$50,632
sssUlta Beauty, Inc.*	2,182	1,026,838
Wayfair, Inc., Class A*	8,457	549,789
Williams-Sonoma, Inc.	438	54,811
		8,207,710
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
Apple, Inc.	1,128	218,798
Dell Technologies, Inc., Class C	17,361	939,404
Hewlett Packard Enterprise Co.	44,873	753,866
HP, Inc.	79,899	2,453,698
NetApp, Inc.	2,760	210,864
Pure Storage, Inc., Class A*	12,423	457,415
		5,034,045
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
Crocs, Inc.*	5,770	648,779
Deckers Outdoor Corp.*	1,085	572,511
Lululemon Athletica, Inc.*	5,284	1,999,994
Skechers USA, Inc., Class A*	12,115	637,976
		3,859,260
TRADING COMPANIES & DISTRIBUTORS - 2.4%
Herc Holdings, Inc.	3,794	519,209
Watsco, Inc.	976	372,315
WW Grainger, Inc.	6,689	5,274,878
		6,166,402
TOTAL COMMON STOCKS (Cost - $214,627,752)		249,257,000
RIGHTS - 0.0%†
ABIOMED, Inc.*	1,883	1,921
Achillion Pharmaceuticals, Inc., CVR*	1,183	544
Prevail Therapeutics, CVR*	107	53
TOTAL RIGHTS (Cost - $0)		2,518
WARRANTS - 0.0%†
Parker Drilling Co., expires 9/16/24* (Cost - $0)	20	1
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (a) (Cost - $3,562,725)	3,562,725	3,562,725
TOTAL INVESTMENTS - 99.9% (Cost - $218,190,477)		$252,822,244
OTHER ASSETS LESS LIABILITIES - NET 0.1%		162,414
TOTAL NET ASSETS - 100.0%		$252,984,658

*  Non-income producing security.

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

CVR - Contingent Value Rights

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	98.5%
Short-Term Investments	1.4%
Rights	0.0%†
Warrants	0.0%†
Other Assets Less Liabilities - Net	0.1%
100.0%

†  Represents less than 0.05%.

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	17	9/15/2023	$3,815,013	$114,792

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 2.3%
Boeing Co. (The)*	998	$210,738
General Dynamics Corp.	7,217	1,552,738
Lockheed Martin Corp.	3,583	1,649,541
Northrop Grumman Corp.	739	336,836
Raytheon Technologies Corp.	2,815	275,757
Textron, Inc.	16,809	1,136,793
		5,162,403
AUTOMOBILES - 1.4%
Ford Motor Co.	42,205	638,562
General Motors Co.	65,944	2,542,800
		3,181,362
BANKS - 5.2%
Bank of America Corp.	94,157	2,701,364
Citigroup, Inc.	49,610	2,284,044
JPMorgan Chase & Co.	21,260	3,092,054
KeyCorp	82,202	759,547
Truist Financial Corp.	10,388	315,276
US Bancorp	33,318	1,100,827
Wells Fargo & Co.	33,628	1,435,243
		11,688,355
BEVERAGES - 1.9%
Coca-Cola Co. (The)	22,688	1,366,271
Keurig Dr Pepper, Inc.	10,600	331,462
PepsiCo, Inc.	13,584	2,516,029
		4,213,762
BIOTECHNOLOGY - 2.7%
AbbVie, Inc.	305	41,093
ACELYRIN, Inc.*	3,733	78,020
Amgen, Inc.	8,263	1,834,551
Biogen, Inc.*	165	47,000
Exelixis, Inc.*	20,661	394,832
Gilead Sciences, Inc.	15,723	1,211,772
Horizon Therapeutics PLC*	186	19,130
Incyte Corp.*	22,623	1,408,282
Neurocrine Biosciences, Inc.*	698	65,821
Regeneron Pharmaceuticals, Inc.*	1,474	1,059,128
United Therapeutics Corp.*	126	27,814
		6,187,443
BROADLINE RETAIL - 1.3%
Amazon.com, Inc.*	8,750	1,140,650
eBay, Inc.	37,497	1,675,741
Savers Value Village, Inc.*	3,788	89,776
		2,906,167
BUILDING PRODUCTS - 1.1%
A O Smith Corp.	5,811	422,925
Allegion PLC	8,924	1,071,058
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 1.1% (Continued)
Johnson Controls International PLC	5,647	$384,787
Trane Technologies PLC	3,461	661,951
		2,540,721
CAPITAL MARKETS - 3.5%
Affiliated Managers Group, Inc.	1,704	255,412
Bank of New York Mellon Corp. (The)	42,505	1,892,323
Cboe Global Markets, Inc.	557	76,872
Goldman Sachs Group, Inc. (The)	421	135,789
Intercontinental Exchange, Inc.	10,774	1,218,324
Invesco Ltd.	32,051	538,777
Moody's Corp.	422	146,738
Nasdaq, Inc.	38,054	1,896,992
S&P Global, Inc.	4,209	1,687,346
		7,848,573
CHEMICALS - 2.4%
DuPont de Nemours, Inc.	1,274	91,015
Ecolab, Inc.	11,228	2,096,155
FMC Corp.	3,824	398,996
Huntsman Corp.	8,872	239,722
LyondellBasell Industries NV, Class A	17,070	1,567,538
Westlake Corp.	7,866	939,751
		5,333,177
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Cintas Corp.	2,946	1,464,398
COMMUNICATIONS EQUIPMENT - 0.6%
Cisco Systems, Inc.	11,517	595,890
Juniper Networks, Inc.	25,177	788,795
		1,384,685
CONSTRUCTION & ENGINEERING - 1.2%
AECOM	23,340	1,976,665
EMCOR Group, Inc.	3,422	632,317
		2,608,982
CONSTRUCTION MATERIALS - 0.4%
Vulcan Materials Co.	4,004	902,662
CONSUMER FINANCE - 1.2%
American Express Co.	11,799	2,055,386
Synchrony Financial	22,376	758,994
		2,814,380
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
Kroger Co. (The)	808	37,976
Target Corp.	4,880	643,672
Walmart, Inc.	29,147	4,581,325
		5,262,973

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
CONTAINERS & PACKAGING - 0.2%
AptarGroup, Inc.	2,997	$347,232
Westrock Co.	3,854	112,036
		459,268
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.	56,372	899,133
Liberty Global PLC, Class A*	2,181	36,772
Verizon Communications, Inc.	20,070	746,403
		1,682,308
ELECTRIC UTILITIES - 2.2%
Entergy Corp.	2,465	240,017
Evergy, Inc.	22,777	1,330,632
IDACORP, Inc.	531	54,481
Portland General Electric Co.	2,915	136,509
PPL Corp.	83,556	2,210,892
Xcel Energy, Inc.	15,964	992,482
		4,965,013
ELECTRICAL EQUIPMENT - 1.2%
AMETEK, Inc.	7,780	1,259,427
Eaton Corp. PLC	7,084	1,424,592
Emerson Electric Co.	444	40,133
		2,724,152
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Flex Ltd.*	35,330	976,521
TD SYNNEX Corp.	6,324	594,456
		1,570,977
ENERGY EQUIPMENT & SERVICES - 0.2%
Halliburton Co.	8,930	294,601
Patterson-UTI Energy, Inc.	9,266	110,914
		405,515
ENTERTAINMENT - 0.6%
Activision Blizzard, Inc.*	6,321	532,860
Electronic Arts, Inc.	4,445	576,517
Spotify Technology SA*	137	21,995
Walt Disney Co. (The)*	920	82,138
Warner Bros Discovery, Inc.*	7,337	92,006
		1,305,516
FINANCIAL SERVICES - 4.3%
Berkshire Hathaway, Inc., Class B*	15,265	5,205,365
Block, Inc.*	10,693	711,833
Fidelity National Information Services, Inc.	10,967	599,895
Global Payments, Inc.	1,757	173,100
Mastercard, Inc., Class A	1,770	696,141
PayPal Holdings, Inc.*	15,736	1,050,063
StoneCo Ltd., Class A*	9,106	116,010
Visa, Inc., Class A	4,848	1,151,303
		9,703,710
	Shares/ Principal	Fair Value
FOOD PRODUCTS - 2.1%
Archer-Daniels-Midland Co.	13,584	$1,026,407
General Mills, Inc.	8,526	653,944
Hershey Co. (The)	7,856	1,961,643
J M Smucker Co. (The)	3,573	527,625
Kellogg Co.	7,221	486,696
		4,656,315
GAS UTILITIES - 0.0%†
New Jersey Resources Corp.	952	44,934
ONE Gas, Inc.	542	41,631
Spire, Inc.	549	34,829
		121,394
GROUND TRANSPORTATION - 0.4%
Norfolk Southern Corp.	2,838	643,545
Ryder System, Inc.	568	48,161
Schneider National, Inc., Class B	9,441	271,145
		962,851
HEALTH CARE EQUIPMENT & SUPPLIES - 3.8%
Abbott Laboratories	17,354	1,891,933
Becton Dickinson and Co.	5,222	1,378,660
Boston Scientific Corp.*	52,718	2,851,517
Medtronic PLC	8,761	771,844
Stryker Corp.	5,283	1,611,791
		8,505,745
HEALTH CARE PROVIDERS & SERVICES - 3.6%
Cigna Corp. (The)	7,374	2,069,144
CVS Health Corp.	42,735	2,954,271
Elevance Health, Inc.	5,735	2,548,003
McKesson Corp.	201	85,889
UnitedHealth Group, Inc.	837	402,296
		8,059,603
HEALTH CARE REITS - 0.1%
Ventas, Inc.	3,203	151,406
HEALTH CARE TECHNOLOGY - 0.2%
Teladoc Health, Inc.*	16,732	423,654
HOTEL & RESORT REITS - 0.2%
Apple Hospitality REIT, Inc.	1,580	23,874
Park Hotels & Resorts, Inc.	31,084	398,497
		422,371
HOTELS, RESTAURANTS & LEISURE - 1.2%
Boyd Gaming Corp.	9,055	628,145
Caesars Entertainment, Inc.*	4,371	222,790
Cava Group, Inc.*	2,907	119,042
McDonald's Corp.	2,763	824,507
MGM Resorts International	7,940	348,725
Travel + Leisure Co.	12,254	494,326
Yum! Brands, Inc.	1,072	148,525
		2,786,060

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
HOUSEHOLD DURABLES - 1.0%
Lennar Corp., Class A	680	$85,211
Taylor Morrison Home Corp.*	15,690	765,201
Toll Brothers, Inc.	6,005	474,816
TopBuild Corp.*	767	204,037
Whirlpool Corp.	4,632	689,195
		2,218,460
HOUSEHOLD PRODUCTS - 2.1%
Kimberly-Clark Corp.	14,684	2,027,273
Procter & Gamble Co. (The)	18,633	2,827,371
		4,854,644
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
AES Corp. (The)	29,084	602,911
Brookfield Renewable Corp., Class A	5,045	159,019
		761,930
INDUSTRIAL CONGLOMERATES - 1.5%
Honeywell International, Inc.	16,232	3,368,140
INDUSTRIAL REITS - 0.6%
Prologis, Inc.	10,961	1,344,147
INSURANCE - 4.9%
Allstate Corp. (The)	13,528	1,475,093
American Financial Group, Inc./OH	805	95,594
Chubb Ltd.	634	122,083
Everest Re Group Ltd.	2,117	723,718
Hartford Financial Services Group, Inc. (The)	14,108	1,016,058
Marsh & McLennan Cos., Inc.	11,191	2,104,803
MetLife, Inc.	43,315	2,448,597
Prudential Financial, Inc.	4,309	380,140
Reinsurance Group of America, Inc.	286	39,665
Travelers Cos., Inc. (The)	13,224	2,296,480
W R Berkley Corp.	7,032	418,826
		11,121,057
INTERACTIVE MEDIA & SERVICES - 1.1%
Alphabet, Inc., Class A*	15,980	1,912,806
Meta Platforms, Inc., Class A*	1,471	422,148
Snap, Inc., Class A*	15,928	188,587
		2,523,541
IT SERVICES - 0.2%
Akamai Technologies, Inc.*	1,165	104,698
Okta, Inc.*	4,462	309,440
VeriSign, Inc.*	203	45,872
		460,010
LIFE SCIENCES TOOLS & SERVICES - 1.9%
Agilent Technologies, Inc.	10,645	1,280,061
Danaher Corp.	9,471	2,273,040
Thermo Fisher Scientific, Inc.	1,425	743,494
		4,296,595
	Shares/ Principal	Fair Value
MACHINERY - 4.5%
Cummins, Inc.	5,139	$1,259,877
Deere & Co.	2,900	1,175,051
Graco, Inc.	4,474	386,330
Illinois Tool Works, Inc.	3,995	999,389
Oshkosh Corp.	10,760	931,709
Otis Worldwide Corp.	5,228	465,344
Snap-on, Inc.	7,001	2,017,618
Timken Co. (The)	11,416	1,044,907
Xylem, Inc.	17,165	1,933,122
		10,213,347
MEDIA - 2.1%
Comcast Corp., Class A	62,109	2,580,629
Fox Corp., Class A	59,565	2,025,210
Fox Corp., Class B	1,857	59,220
Liberty Media Corp.-Liberty SiriusXM, Class A*	637	20,900
		4,685,959
METALS & MINING - 0.8%
Alcoa Corp.	743	25,210
Newmont Corp.	16,910	721,381
Reliance Steel & Aluminum Co.	431	117,055
Steel Dynamics, Inc.	4,041	440,186
United States Steel Corp.	21,744	543,817
		1,847,649
MULTI-UTILITIES - 1.5%
CMS Energy Corp.	24,120	1,417,050
DTE Energy Co.	17,892	1,968,478
		3,385,528
OFFICE REITS - 0.5%
Alexandria Real Estate Equities, Inc.	9,294	1,054,776
Kilroy Realty Corp.	2,307	69,418
		1,124,194
OIL, GAS & CONSUMABLE FUELS - 6.9%
Chevron Corp.	31,734	4,993,345
ConocoPhillips	26,945	2,791,771
EOG Resources, Inc.	5,182	593,028
Exxon Mobil Corp.	32,574	3,493,562
Marathon Oil Corp.	14,508	333,974
Phillips 66	10,398	991,761
Pioneer Natural Resources Co.	2,346	486,044
Targa Resources Corp.	1,726	131,349
Valero Energy Corp.	9,209	1,080,216
Williams Cos., Inc. (The)	19,952	651,034
		15,546,084
PASSENGER AIRLINES - 0.1%
JetBlue Airways Corp.*	17,961	159,134

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 4.4%
Bristol-Myers Squibb Co.	52,872	$3,381,164
Johnson & Johnson	21,919	3,628,033
Merck & Co., Inc.	6,196	714,957
Pfizer, Inc.	58,297	2,138,334
		9,862,488
PROFESSIONAL SERVICES - 0.2%
ExlService Holdings, Inc.*	369	55,741
Insperity, Inc.	2,449	291,333
		347,074
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%†
Zillow Group, Inc., Class A*	685	33,702
Zillow Group, Inc., Class C*	661	33,222
		66,924
RESIDENTIAL REITS - 1.1%
Equity Residential	29,561	1,950,139
Invitation Homes, Inc.	14,502	498,869
		2,449,008
RETAIL REITS - 1.8%
Brixmor Property Group, Inc.	34,868	767,096
Kimco Realty Corp.	56,703	1,118,183
Regency Centers Corp.	6,705	414,168
Simon Property Group, Inc.	15,326	1,769,846
		4,069,293
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
Analog Devices, Inc.	967	188,381
Applied Materials, Inc.	12,862	1,859,074
Intel Corp.	74,492	2,491,012
Lam Research Corp.	251	161,358
MaxLinear, Inc.*	1,939	61,195
Micron Technology, Inc.	18,823	1,187,920
NVIDIA Corp.	4,245	1,795,720
Qorvo, Inc.*	301	30,711
QUALCOMM, Inc.	6,011	715,549
Synaptics, Inc.*	1,914	163,417
Texas Instruments, Inc.	426	76,689
		8,731,026
SOFTWARE - 2.9%
Dropbox, Inc., Class A*	19,600	522,732
Fortinet, Inc.*	1,201	90,784
Manhattan Associates, Inc.*	8,252	1,649,410
Microsoft Corp.	5,969	2,032,683
Oracle Corp.	326	38,823
RingCentral, Inc., Class A*	1,759	57,572
Salesforce, Inc.*	6,543	1,382,274
Teradata Corp.*	4,673	249,585
Zoom Video Communications, Inc., Class A*	6,138	416,648
		6,440,511
	Shares/ Principal	Fair Value
SPECIALIZED REITS - 0.6%
SBA Communications Corp.	4,291	$994,482
VICI Properties, Inc.	9,663	303,708
		1,298,190
SPECIALTY RETAIL - 0.9%
AutoNation, Inc.*	2,123	349,467
Best Buy Co., Inc.	1,636	134,070
Dick's Sporting Goods, Inc.	548	72,440
Five Below, Inc.*	743	146,029
Penske Automotive Group, Inc.	2,674	445,569
TJX Cos., Inc. (The)	10,362	878,594
		2,026,169
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.7%
Apple, Inc.	5,586	1,083,517
Dell Technologies, Inc., Class C	1,793	97,019
Hewlett Packard Enterprise Co.	129,089	2,168,695
HP, Inc.	12,904	396,282
		3,745,513
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Lululemon Athletica, Inc.*	2,333	883,041
Under Armour, Inc., Class C*	2,226	14,936
		897,977
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Herc Holdings, Inc.	1,717	234,971
WW Grainger, Inc.	2,027	1,598,472
		1,833,443
WIRELESS TELECOMMUNICATION SERVICES - 0.0%†
United States Cellular Corp.*	5,494	96,859
TOTAL COMMON STOCKS (Cost - $202,260,202)		222,180,795
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (a) (Cost - $3,224,104)	3,224,104	3,224,104
TOTAL INVESTMENTS - 99.9% (Cost - $205,484,306)		$225,404,899
OTHER ASSETS LESS LIABILITIES - NET 0.1%		196,409
TOTAL NET ASSETS - 100.0%		$225,601,308

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

Holdings by Asset Class	% of Net Assets
Common Stocks	98.5%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	16	9/15/2023	$3,590,600	$108,958

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 98.4%
ADVERTISING - 0.1%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28 (a)	$34,000	$28,751
AEROSPACE & DEFENSE - 4.2%
Bombardier, Inc.
7.13%, 6/15/26 (a)	115,000	114,226
7.88%, 4/15/27 (a)	275,000	274,270
Howmet Aerospace, Inc.
5.90%, 2/1/27	49,000	49,397
6.75%, 1/15/28	90,000	93,247
Rolls-Royce PLC
3.63%, 10/14/25 (a)	145,000	136,986
5.75%, 10/15/27 (a)	355,000	345,996
TransDigm UK Holdings PLC, 6.88%, 5/15/26	145,000	143,657
TransDigm, Inc.
6.25%, 3/15/26 (a)	207,000	205,976
5.50%, 11/15/27	373,000	351,814
6.75%, 8/15/28 (a)	335,000	336,304
		2,051,873
AGRICULTURE - 0.9%
Turning Point Brands, Inc., 5.63%, 2/15/26 (a)	6,000	5,476
Vector Group Ltd., 5.75%, 2/1/29 (a)	520,000	452,409
		457,885
AIRLINES - 2.2%
American Airlines, Inc.
11.75%, 7/15/25 (a)	165,000	180,920
7.25%, 2/15/28 (a)	291,000	289,286
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (a)	484,000	470,021
United Airlines, Inc., 4.38%, 4/15/26 (a)	91,000	86,418
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 6/1/28 (a)	74,000	67,988
		1,094,633
APPAREL - 0.3%
Crocs, Inc., 4.25%, 3/15/29 (a)	156,000	132,631
AUTO MANUFACTURERS - 3.0%
Allison Transmission, Inc.
5.88%, 6/1/29 (a)	105,000	101,452
3.75%, 1/30/31 (a)	46,000	38,859
Ford Motor Co., 9.63%, 4/22/30	140,000	162,873
Ford Motor Credit Co. LLC
7.35%, 11/4/27	299,000	305,534
5.11%, 5/3/29	115,000	106,659
7.35%, 3/6/30	276,000	281,892
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	55,000	55,222
5.88%, 1/15/28 (a)	275,000	253,862
	Shares/ Principal	Fair Value
AUTO MANUFACTURERS - 3.0% (Continued)
Wabash National Corp., 4.50%, 10/15/28 (a)	$203,000	$176,025
		1,482,378
AUTO PARTS & EQUIPMENT - 1.3%
Adient Global Holdings Ltd., 7.00%, 4/15/28 (a)	60,000	60,654
Clarios Global LP / Clarios US Finance Co., 6.75%, 5/15/28 (a)	49,000	48,829
IHO Verwaltungs GmbH
4.75% Cash, or 5.50% PIK, 9/15/26 (a),(b)	200,000	184,518
6.00% Cash, or 6.75% PIK, 5/15/27 (a),(b)	75,000	70,544
Titan International, Inc., 7.00%, 4/30/28	309,000	288,898
		653,443
BANKS - 0.8%
Freedom Mortgage Corp., 7.63%, 5/1/26 (a)	83,000	76,403
Intesa Sanpaolo SpA
4.20%, (US 1 Year CMT T-Note + 2.60%), 6/1/32 (a),(c)	100,000	74,504
8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33 (a),(c)	200,000	209,970
4.95%, (US 1 Year CMT T-Note + 2.75%), 6/1/42 (a),(c)	35,000	23,034
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 5/6/31 (c)	42,000	30,464
		414,375
BUILDING MATERIALS - 2.3%
Boise Cascade Co., 4.88%, 7/1/30 (a)	135,000	122,038
Builders FirstSource, Inc.
4.25%, 2/1/32 (a)	88,000	76,567
6.38%, 6/15/32 (a)	346,000	342,700
Eco Material Technologies, Inc., 7.88%, 1/31/27 (a)	95,000	89,909
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30 (a)	75,000	74,344
Louisiana-Pacific Corp., 3.63%, 3/15/29 (a)	325,000	284,489
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30 (a)	42,000	34,650
Standard Industries, Inc., 4.75%, 1/15/28 (a)	131,000	121,990
		1,146,687
CHEMICALS - 1.7%
Ashland, Inc., 3.38%, 9/1/31 (a)	216,000	171,180
Cerdia Finanz GmbH, 10.50%, 2/15/27 (a)	35,000	34,380
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28 (a)	134,000	116,554
Mativ Holdings, Inc., 6.88%, 10/1/26 (a)	183,000	160,162
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30 (a)	98,000	86,789
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (a)	51,000	49,491
Rayonier AM Products, Inc., 7.63%, 1/15/26 (a)	142,000	123,610

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
CHEMICALS - 1.7% (Continued)
Valvoline, Inc., 3.63%, 6/15/31 (a)	$48,000	$39,016
WR Grace Holdings LLC, 7.38%, 3/1/31 (a)	45,000	44,099
		825,281
COAL - 0.4%
Warrior Met Coal, Inc., 7.88%, 12/1/28 (a)	205,000	205,734
COMMERCIAL SERVICES - 5.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28 (a)	286,000	259,545
Alta Equipment Group, Inc., 5.63%, 4/15/26 (a)	83,000	77,134
AMN Healthcare, Inc., 4.63%, 10/1/27 (a)	42,000	38,876
APX Group, Inc.
6.75%, 2/15/27 (a)	55,000	53,899
5.75%, 7/15/29 (a)	78,000	67,703
CoreCivic, Inc., 8.25%, 4/15/26	16,000	16,146
CPI CG, Inc., 8.63%, 3/15/26 (a)	226,000	217,523
Garda World Security Corp., 7.75%, 2/15/28 (a)	25,000	24,815
Gartner, Inc.
4.50%, 7/1/28 (a)	188,000	175,633
3.63%, 6/15/29 (a)	50,000	44,022
3.75%, 10/1/30 (a)	80,000	69,683
GEO Group, Inc. (The), 10.50%, 6/30/28	116,000	116,290
Mobius Merger Sub, Inc., 9.00%, 6/1/30 (a)	28,000	24,305
MPH Acquisition Holdings LLC, 5.50%, 9/1/28 (a)	120,000	102,290
Neptune Bidco US, Inc., 9.29%, 4/15/29 (a)	190,000	174,486
PROG Holdings, Inc., 6.00%, 11/15/29 (a)	198,000	173,592
Service Corp. International
5.13%, 6/1/29	70,000	66,184
4.00%, 5/15/31	243,000	207,031
TriNet Group, Inc., 3.50%, 3/1/29 (a)	33,000	28,687
Upbound Group, Inc., 6.38%, 2/15/29 (a)	236,000	209,450
Williams Scotsman International, Inc.
6.13%, 6/15/25 (a)	42,000	41,688
4.63%, 8/15/28 (a)	329,000	300,729
WW International, Inc., 4.50%, 4/15/29 (a)	103,000	60,876
ZipRecruiter, Inc., 5.00%, 1/15/30 (a)	81,000	68,967
		2,619,554
COMPUTERS - 0.6%
KBR, Inc., 4.75%, 9/30/28 (a)	128,000	116,163
Science Applications International Corp., 4.88%, 4/1/28 (a)	98,000	91,110
Unisys Corp., 6.88%, 11/1/27 (a)	148,000	106,598
		313,871
COSMETICS & PERSONAL CARE - 0.9%
Coty, Inc., 5.00%, 4/15/26 (a)	235,000	225,194
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/29 (a)	210,000	193,620
		418,814
	Shares/ Principal	Fair Value
DISTRIBUTION & WHOLESALE - 0.3%
G-III Apparel Group Ltd., 7.88%, 8/15/25 (a)	$100,000	$96,760
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (a)	15,000	15,117
Windsor Holdings III LLC, 8.50%, 6/15/30 (a)	45,000	44,892
		156,769
DIVERSIFIED FINANCIAL SERVICES - 5.0%
AG TTMT Escrow Issuer LLC, 8.63%, 9/30/27 (a)	75,000	76,872
Burford Capital Global Finance LLC
6.88%, 4/15/30 (a)	125,000	113,940
9.25%, 7/1/31 (a)	200,000	198,770
Coinbase Global, Inc., 3.38%, 10/1/28 (a)	289,000	193,271
Credit Acceptance Corp., 6.63%, 3/15/26	45,000	43,246
Enova International, Inc., 8.50%, 9/15/25 (a)	395,000	384,631
GGAM Finance Ltd.
7.75%, 5/15/26 (a)	30,000	30,113
8.00%, 6/15/28 (a)	28,000	28,014
Macquarie Airfinance Holdings Ltd., 8.38%, 5/1/28 (a)	25,000	25,313
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27 (a)	79,000	73,493
5.50%, 8/15/28 (a)	140,000	121,933
5.75%, 11/15/31 (a)	255,000	210,488
Navient Corp.
6.75%, 6/15/26	72,000	69,660
9.38%, 7/25/30	95,000	94,492
OneMain Finance Corp.
7.13%, 3/15/26	223,000	219,101
9.00%, 1/15/29	70,000	70,595
PennyMac Financial Services, Inc., 5.38%, 10/15/25 (a)	30,000	28,350
United Wholesale Mortgage LLC
5.50%, 11/15/25 (a)	145,000	137,990
5.75%, 6/15/27 (a)	370,000	337,795
		2,458,067
ELECTRIC - 1.7%
Clearway Energy Operating LLC, 4.75%, 3/15/28 (a)	37,000	34,139
NextEra Energy Operating Partners LP, 4.25%, 7/15/24 (a)	50,000	48,902
Pacific Gas and Electric Co., 6.15%, 1/15/33	30,000	29,303
PG&E Corp., 5.25%, 7/1/30	595,000	533,302
Talen Energy Supply LLC, 8.63%, 6/1/30 (a)	90,000	93,150
Vistra Operations Co. LLC, 5.63%, 2/15/27 (a)	115,000	110,212
		849,008
ELECTRONICS - 0.2%
Atkore, Inc., 4.25%, 6/1/31 (a)	102,000	88,230
ENERGY-ALTERNATE SOURCES - 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28 (a)	100,000	92,066

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
ENGINEERING & CONSTRUCTION - 1.3%
AECOM, 5.13%, 3/15/27	$190,000	$183,838
Arcosa, Inc., 4.38%, 4/15/29 (a)	65,000	58,240
MasTec, Inc., 6.63%, 8/15/29 (a)	161,000	145,104
TopBuild Corp.
3.63%, 3/15/29 (a)	119,000	103,552
4.13%, 2/15/32 (a)	44,000	37,484
VM Consolidated, Inc., 5.50%, 4/15/29 (a)	75,000	69,186
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28 (a)	37,000	33,304
		630,708
ENTERTAINMENT - 1.9%
Affinity Interactive, 6.88%, 12/15/27 (a)	37,000	32,560
Boyne USA, Inc., 4.75%, 5/15/29 (a)	82,000	73,877
CDI Escrow Issuer, Inc., 5.75%, 4/1/30 (a)	81,000	75,598
Churchill Downs, Inc.
5.50%, 4/1/27 (a)	55,000	52,874
6.75%, 5/1/31 (a)	396,000	391,545
Jacobs Entertainment, Inc., 6.75%, 2/15/29 (a)	45,000	40,277
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29 (a)	316,000	228,847
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29 (a)	40,000	35,322
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30 (a)	15,000	13,200
		944,100
ENVIRONMENTAL CONTROL - 1.1%
Covanta Holding Corp., 5.00%, 9/1/30	195,000	165,384
Enviri Corp., 5.75%, 7/31/27 (a)	259,000	225,421
GFL Environmental, Inc.
5.13%, 12/15/26 (a)	35,000	33,767
4.00%, 8/1/28 (a)	44,000	39,331
4.75%, 6/15/29 (a)	47,000	42,944
Tervita Corp., 11.00%, 12/1/25 (a)	18,000	19,096
		525,943
FOOD - 2.2%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 2/15/28 (a)	115,000	115,191
Ingles Markets, Inc., 4.00%, 6/15/31 (a)	76,000	63,463
Lamb Weston Holdings, Inc.
4.88%, 5/15/28 (a)	50,000	47,899
4.13%, 1/31/30 (a)	166,000	148,361
4.38%, 1/31/32 (a)	346,000	309,090
Post Holdings, Inc.
5.63%, 1/15/28 (a)	175,000	168,168
5.50%, 12/15/29 (a)	170,000	156,871
US Foods, Inc., 4.75%, 2/15/29 (a)	69,000	63,167
		1,072,210
FOREST PRODUCTS & PAPER - 0.6%
Domtar Corp., 6.75%, 10/1/28 (a)	344,000	292,108
	Shares/ Principal	Fair Value
GAS - 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 8/20/26	$116,000	$109,090
5.75%, 5/20/27	78,000	71,691
9.38%, 6/1/28 (a)	95,000	96,484
		277,265
HEALTHCARE-PRODUCTS - 0.9%
Embecta Corp.
5.00%, 2/15/30 (a)	279,000	231,648
6.75%, 2/15/30 (a)	60,000	53,770
Garden Spinco Corp., 8.63%, 7/20/30 (a)	82,000	88,116
Hologic, Inc.
4.63%, 2/1/28 (a)	25,000	23,514
3.25%, 2/15/29 (a)	75,000	65,619
		462,667
HEALTHCARE-SERVICES - 3.9%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28 (a)	300,000	286,905
DaVita, Inc., 4.63%, 6/1/30 (a)	456,000	391,388
Encompass Health Corp.
4.50%, 2/1/28	76,000	70,694
4.63%, 4/1/31	402,000	356,368
Fortrea Holdings, Inc., 7.50%, 7/1/30 (a)	60,000	61,414
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 4/30/28 (a)	24,000	23,880
Molina Healthcare, Inc., 4.38%, 6/15/28 (a)	160,000	147,555
Tenet Healthcare Corp.
6.13%, 10/1/28	319,000	307,101
6.75%, 5/15/31 (a)	207,000	207,501
6.88%, 11/15/31	65,000	64,837
		1,917,643
HOME BUILDERS - 3.8%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 1/15/28 (a)	37,000	35,365
4.63%, 4/1/30 (a)	28,000	23,901
Beazer Homes USA, Inc.
5.88%, 10/15/27	58,000	54,085
7.25%, 10/15/29	92,000	89,394
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 9/15/27 (a)	90,000	82,648
Century Communities, Inc., 6.75%, 6/1/27	25,000	25,037
Empire Communities Corp., 7.00%, 12/15/25 (a)	34,000	32,130
Forestar Group, Inc., 5.00%, 3/1/28 (a)	106,000	97,175
Installed Building Products, Inc., 5.75%, 2/1/28 (a)	170,000	160,112
KB Home, 7.25%, 7/15/30	199,000	201,512
LGI Homes, Inc., 4.00%, 7/15/29 (a)	139,000	115,581
M/I Homes, Inc., 4.95%, 2/1/28	216,000	201,355
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29	43,000	37,280

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
HOME BUILDERS - 3.8% (Continued)
Taylor Morrison Communities, Inc.
5.75%, 1/15/28 (a)	$246,000	$237,865
5.13%, 8/1/30 (a)	78,000	72,032
Thor Industries, Inc., 4.00%, 10/15/29 (a)	250,000	212,188
Tri Pointe Homes, Inc., 5.70%, 6/15/28	217,000	209,622
		1,887,282
HOME FURNISHINGS - 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29 (a)	66,000	56,771
INSURANCE - 0.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.75%, 4/15/28 (a)	93,000	92,800
MGIC Investment Corp., 5.25%, 8/15/28	128,000	120,735
		213,535
INTERNET - 1.7%
Cars.com, Inc., 6.38%, 11/1/28 (a)	208,000	191,526
Cogent Communications Group, Inc., 7.00%, 6/15/27 (a)	399,000	386,032
GrubHub Holdings, Inc., 5.50%, 7/1/27 (a)	62,000	35,578
Rakuten Group, Inc., 10.25%, 11/30/24 (a)	200,000	196,998
		810,134
IRON & STEEL - 2.0%
ATI, Inc.
5.88%, 12/1/27	139,000	134,520
5.13%, 10/1/31	41,000	36,534
Carpenter Technology Corp., 7.63%, 3/15/30	250,000	252,825
Commercial Metals Co.
4.13%, 1/15/30	28,000	24,917
4.38%, 3/15/32	115,000	99,383
Mineral Resources Ltd.
8.13%, 5/1/27 (a)	135,000	134,959
8.00%, 11/1/27 (a)	75,000	74,887
8.50%, 5/1/30 (a)	210,000	210,720
		968,745
LEISURE TIME - 3.8%
Carnival Corp.
7.63%, 3/1/26 (a)	464,000	454,441
5.75%, 3/1/27 (a)	35,000	32,223
9.88%, 8/1/27 (a)	116,000	120,831
6.00%, 5/1/29 (a)	135,000	120,528
10.50%, 6/1/30 (a)	236,000	250,377
NCL Corp. Ltd., 8.38%, 2/1/28 (a)	49,000	51,199
Royal Caribbean Cruises Ltd.
5.50%, 8/31/26 (a)	359,000	340,356
11.63%, 8/15/27 (a)	389,000	423,058
Vista Outdoor, Inc., 4.50%, 3/15/29 (a)	68,000	55,075
		1,848,088
	Shares/ Principal	Fair Value
LODGING - 1.3%
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	$197,000	$183,319
3.63%, 2/15/32 (a)	180,000	150,075
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	200,000	194,015
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (a)	100,000	98,387
		625,796
MACHINERY-CONSTRUCTION & MINING - 0.3%
BWX Technologies, Inc., 4.13%, 6/30/28 (a)	125,000	114,015
Terex Corp., 5.00%, 5/15/29 (a)	53,000	49,274
		163,289
MACHINERY-DIVERSIFIED - 0.8%
ATS Corp., 4.13%, 12/15/28 (a)	218,000	195,113
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28 (a)	177,000	175,672
		370,785
MEDIA - 5.8%
AMC Networks, Inc., 4.25%, 2/15/29	71,000	38,167
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	46,000	41,913
5.38%, 6/1/29 (a)	162,000	146,463
4.75%, 3/1/30 (a)	65,000	55,591
7.38%, 3/1/31 (a)	292,000	284,552
DIRECTV Financing LLC / DIRECTV Financing Co.-Obligor, Inc., 5.88%, 8/15/27 (a)	635,000	574,967
GCI LLC, 4.75%, 10/15/28 (a)	197,000	167,962
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (a)	55,000	51,534
Nexstar Media, Inc., 4.75%, 11/1/28 (a)	143,000	124,084
Sinclair Television Group, Inc., 5.50%, 3/1/30 (a)	199,000	114,713
TEGNA, Inc.
4.63%, 3/15/28	214,000	188,855
5.00%, 9/15/29	35,000	30,182
Townsquare Media, Inc., 6.88%, 2/1/26 (a)	102,000	97,543
Univision Communications, Inc., 7.38%, 6/30/30 (a)	90,000	85,699
UPC Broadband Finco BV, 4.88%, 7/15/31 (a)	60,000	49,385
UPC Holding BV, 5.50%, 1/15/28 (a)	25,000	21,825
Urban One, Inc., 7.38%, 2/1/28 (a)	175,000	152,448
Virgin Media Finance PLC, 5.00%, 7/15/30 (a)	400,000	318,388
Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)	200,000	180,914
VZ Secured Financing BV, 5.00%, 1/15/32 (a)	125,000	100,671
		2,825,856
MINING - 2.9%
Arconic Corp., 6.13%, 2/15/28 (a)	38,000	38,472
Eldorado Gold Corp., 6.25%, 9/1/29 (a)	307,000	274,838

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
MINING - 2.9% (Continued)
FMG Resources August 2006 Pty Ltd.
5.88%, 4/15/30 (a)	$337,000	$321,030
6.13%, 4/15/32 (a)	199,000	189,640
Hecla Mining Co., 7.25%, 2/15/28	103,000	102,071
New Gold, Inc., 7.50%, 7/15/27 (a)	135,000	126,060
Taseko Mines Ltd., 7.00%, 2/15/26 (a)	398,000	362,880
		1,414,991
MISCELLANEOUS MANUFACTURING - 0.1%
Trinity Industries, Inc., 7.75%, 7/15/28 (a)	40,000	40,250
OFFICE & BUSINESS EQUIPMENT - 0.2%
Pitney Bowes, Inc., 7.25%, 3/15/29 (a)	182,000	119,954
OIL & GAS - 8.7%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26 (a)	20,000	19,650
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/28 (a)	20,000	19,667
5.88%, 6/30/29 (a)	50,000	44,636
Athabasca Oil Corp., 9.75%, 11/1/26 (a)	44,000	46,333
Baytex Energy Corp.
8.75%, 4/1/27 (a)	67,000	67,860
8.50%, 4/30/30 (a)	105,000	102,538
Berry Petroleum Co. LLC, 7.00%, 2/15/26 (a)	180,000	166,500
Chord Energy Corp., 6.38%, 6/1/26 (a)	355,000	351,295
Civitas Resources, Inc.
8.38%, 7/1/28 (a)	95,000	95,977
8.75%, 7/1/31 (a)	45,000	45,630
CNX Resources Corp., 7.25%, 3/14/27 (a)	7,000	6,927
Crescent Energy Finance LLC
7.25%, 5/1/26 (a)	162,000	152,038
9.25%, 2/15/28 (a)	91,000	88,292
Earthstone Energy Holdings LLC, 9.88%, 7/15/31 (a)	90,000	88,862
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28 (a)	37,000	33,581
Energean PLC, 6.50%, 4/30/27 (a)	200,000	182,250
Harbour Energy PLC, 5.50%, 10/15/26 (a)	115,000	105,376
Ithaca Energy North Sea PLC, 9.00%, 7/15/26 (a)	200,000	185,957
MEG Energy Corp., 5.88%, 2/1/29 (a)	281,000	264,151
Noble Finance II LLC, 8.00%, 4/15/30 (a)	170,000	172,836
Northern Oil and Gas, Inc., 8.13%, 3/1/28 (a)	103,000	100,940
Parkland Corp., 4.63%, 5/1/30 (a)	149,000	129,191
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	32,000	31,944
6.00%, 2/15/28	317,000	296,337
PDC Energy, Inc., 5.75%, 5/15/26	205,000	204,179
Permian Resources Operating LLC, 5.88%, 7/1/29 (a)	45,000	42,390
Petrofac Ltd., 9.75%, 11/15/26 (a)	90,000	71,325
	Shares/ Principal	Fair Value
OIL & GAS - 8.7% (Continued)
Precision Drilling Corp.
7.13%, 1/15/26 (a)	$50,000	$49,372
6.88%, 1/15/29 (a)	14,000	12,644
Strathcona Resources Ltd., 6.88%, 8/1/26 (a)	30,000	26,262
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29	110,000	97,536
Talos Production, Inc., 12.00%, 1/15/26	111,000	116,162
Transocean Titan Financing Ltd., 8.38%, 2/1/28 (a)	45,000	45,956
Transocean, Inc., 8.75%, 2/15/30 (a)	340,000	345,100
Valaris Ltd., 8.38%, 4/30/30 (a)	204,000	204,685
Vermilion Energy, Inc., 6.88%, 5/1/30 (a)	71,000	65,418
Vital Energy, Inc.
9.50%, 1/15/25	100,000	99,250
10.13%, 1/15/28	50,000	49,013
7.75%, 7/31/29 (a)	41,000	33,825
		4,261,885
OIL & GAS SERVICES - 1.4%
CGG SA, 8.75%, 4/1/27 (a)	150,000	125,508
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	58,000	56,807
6.88%, 9/1/27	163,000	155,653
Weatherford International Ltd., 8.63%, 4/30/30 (a)	364,000	369,594
		707,562
PACKAGING & CONTAINERS - 0.5%
LABL, Inc., 9.50%, 11/1/28 (a)	40,000	40,696
Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26 (a)	130,000	128,985
TriMas Corp., 4.13%, 4/15/29 (a)	110,000	98,011
		267,692
PHARMACEUTICALS - 1.5%
180 Medical, Inc., 3.88%, 10/15/29 (a)	85,000	74,064
Bausch Health Cos., Inc.
5.50%, 11/1/25 (a)	60,000	53,015
6.13%, 2/1/27 (a)	215,000	137,643
11.00%, 9/30/28 (a)	50,000	35,375
BellRing Brands, Inc., 7.00%, 3/15/30 (a)	282,000	283,762
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 9/1/25 (a)	53,000	48,226
Jazz Securities DAC, 4.38%, 1/15/29 (a)	105,000	93,702
		725,787
PIPELINES - 4.2%
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (a)	135,000	120,397
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	100,000	98,251
5.63%, 5/1/27 (a)	30,000	28,440

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
PIPELINES - 4.2% (Continued)
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28 (a)	$224,000	$207,536
EQM Midstream Partners LP, 7.50%, 6/1/27 (a)	94,000	94,905
FTAI Infra Escrow Holdings LLC, 10.50%, 6/1/27 (a)	248,000	243,414
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	50,000	48,517
6.88%, 1/15/29	170,000	157,887
Harvest Midstream I LP, 7.50%, 9/1/28 (a)	25,000	24,778
Howard Midstream Energy Partners LLC
6.75%, 1/15/27 (a)	85,000	80,963
8.88%, 7/15/28 (a)	49,000	49,306
New Fortress Energy, Inc.
6.75%, 9/15/25 (a)	71,000	66,602
6.50%, 9/30/26 (a)	439,000	392,852
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26 (a)	95,000	93,568
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 9.00%, 10/15/26 (a),(d)	35,000	33,994
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30 (a)	115,000	113,711
Venture Global LNG, Inc.
8.13%, 6/1/28 (a)	115,000	116,492
8.38%, 6/1/31 (a)	65,000	65,321
		2,036,934
REAL ESTATE - 0.5%
Howard Hughes Corp. (The), 5.38%, 8/1/28 (a)	95,000	84,550
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29 (a)	198,000	148,058
		232,608
REITS - 3.0%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29 (a)	87,000	67,858
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26 (a)	57,000	52,228
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32 (a)	45,000	38,843
Iron Mountain, Inc.
4.88%, 9/15/27 (a)	50,000	47,254
7.00%, 2/15/29 (a)	95,000	95,179
5.25%, 7/15/30 (a)	370,000	332,264
5.63%, 7/15/32 (a)	395,000	353,332
Service Properties Trust
7.50%, 9/15/25	73,000	71,661
5.25%, 2/15/26	194,000	175,958
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/28 (a)	242,000	240,064
		1,474,641
	Shares/ Principal	Fair Value
RETAIL - 6.4%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 1/15/28 (a)	$50,000	$45,656
4.38%, 1/15/28 (a)	105,000	96,945
4.00%, 10/15/30 (a)	619,000	529,752
Bath & Body Works, Inc., 6.88%, 11/1/35	73,000	66,792
Beacon Roofing Supply, Inc., 4.13%, 5/15/29 (a)	99,000	87,615
BlueLinx Holdings, Inc., 6.00%, 11/15/29 (a)	473,000	413,875
Brinker International, Inc., 8.25%, 7/15/30 (a)	75,000	73,900
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 4/26/28 (a)	52,000	53,775
FirstCash, Inc.
4.63%, 9/1/28 (a)	204,000	181,993
5.63%, 1/1/30 (a)	260,000	234,998
GYP Holdings III Corp., 4.63%, 5/1/29 (a)	126,000	110,880
Murphy Oil USA, Inc., 3.75%, 2/15/31 (a)	148,000	124,054
Patrick Industries, Inc., 4.75%, 5/1/29 (a)	301,000	258,523
QVC, Inc.
4.45%, 2/15/25	152,000	134,296
5.45%, 8/15/34	138,000	66,552
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26 (a)	40,000	37,791
Yum! Brands, Inc.
4.75%, 1/15/30 (a)	280,000	262,195
3.63%, 3/15/31	100,000	86,384
5.38%, 4/1/32	241,000	229,032
6.88%, 11/15/37	25,000	26,789
		3,121,797
SOFTWARE - 1.5%
Alteryx, Inc., 8.75%, 3/15/28 (a)	131,000	128,679
Elastic NV, 4.13%, 7/15/29 (a)	21,000	18,116
Fair Isaac Corp., 4.00%, 6/15/28 (a)	96,000	88,080
MicroStrategy, Inc., 6.13%, 6/15/28 (a)	141,000	126,420
Open Text Corp.
6.90%, 12/1/27 (a)	24,000	24,434
3.88%, 12/1/29 (a)	88,000	73,551
PTC, Inc.
3.63%, 2/15/25 (a)	75,000	72,442
4.00%, 2/15/28 (a)	68,000	62,601
ROBLOX Corp., 3.88%, 5/1/30 (a)	139,000	117,181
		711,504
TELECOMMUNICATIONS - 2.3%
C&W Senior Financing DAC, 6.88%, 9/15/27 (a)	60,000	52,350
Consolidated Communications, Inc., 6.50%, 10/1/28 (a)	53,000	41,737
Frontier Communications Holdings LLC, 8.75%, 5/15/30 (a)	90,000	87,956
Iliad Holding SASU, 7.00%, 10/15/28 (a)	100,000	92,244
Intelsat Jackson Holdings SA, 6.50%, 3/15/30 (a)	86,000	78,277
Level 3 Financing, Inc., 10.50%, 5/15/30 (a)	98,000	99,440

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
TELECOMMUNICATIONS - 2.3% (Continued)
Millicom International Cellular SA, 6.25%, 3/25/29 (a)	$191,700	$171,913
Sable International Finance Ltd., 5.75%, 9/7/27 (a)	25,000	23,374
Viasat, Inc.
5.63%, 4/15/27 (a)	250,000	233,415
6.50%, 7/15/28 (a)	193,000	163,567
Vodafone Group PLC
7.00%, (USD 5 Year Swap + 4.87%), 4/4/79 (c)	64,000	65,622
5.13%, (US 5 Year CMT T-Note + 3.07%), 6/4/81 (c)	56,000	40,652
		1,150,547
TRANSPORTATION - 0.6%
Danaos Corp., 8.50%, 3/1/28 (a)	173,000	173,432
Rand Parent LLC, 8.50%, 2/15/30 (a)	105,000	95,050
XPO CNW, Inc., 6.70%, 5/1/34	44,000	43,379
		311,861
TRUCKING & LEASING - 0.7%
Fortress Transportation and Infrastructure Investors LLC
9.75%, 8/1/27 (a)	122,000	125,991
5.50%, 5/1/28 (a)	228,000	208,626
		334,617
TOTAL CORPORATE BONDS AND NOTES (Cost - $49,675,392)		48,295,605
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 0.6%
MONEY MARKET FUNDS - 0.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (e) (Cost - $301,733)	$301,733	$301,733
TOTAL INVESTMENTS - 99.0% (Cost - $49,977,125)		$48,597,338
OTHER ASSETS LESS LIABILITIES - NET 1.0%		475,804
TOTAL NET ASSETS - 100.0%		$49,073,142

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2023, these securities amounted to $39,044,356 or 79.6% of net assets.

(b)  PIK - Pay-in-kind security.

(c)  Variable rate security. The rate shown is the rate in effect at period end.

(d)  Step coupon.

(e)  The rate shown is the annualized seven-day yield at period end.

CMT - Treasury Constant Maturity Rate

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Holdings by Asset Class	% of Net Assets
Corporate Bonds and Notes	98.4%
Short-Term Investments	0.6%
Other Assets Less Liabilities - Net	1.0%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 2 Year Note Future	Goldman Sachs & Co.	6	9/29/2023	$1,220,063	$(17,992)
U.S. Long Bond Future	Goldman Sachs & Co.	2	9/20/2023	253,813	(508)
					(18,500)
SHORT FUTURES CONTRACTS
U.S. 10 Year Note Future	Goldman Sachs & Co.	5	9/20/2023	561,328	10,928
U.S. 5 Year Note Future	Goldman Sachs & Co.	7	9/29/2023	749,656	14,806
					25,734
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$7,234

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 44.0%
AEROSPACE & DEFENSE - 1.2%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$139,500
3.45%, 11/1/28	100,000	90,565
Lockheed Martin Corp., 5.25%, 1/15/33	100,000	103,539
Northrop Grumman Corp., 4.75%, 6/1/43	50,000	46,712
Raytheon Technologies Corp.
3.95%, 8/16/25	275,000	269,400
4.05%, 5/4/47	50,000	42,427
		692,143
AGRICULTURE - 0.5%
BAT Capital Corp.
2.26%, 3/25/28	75,000	64,202
4.76%, 9/6/49	25,000	18,837
Cargill, Inc., 4.75%, 4/24/33 (a)	125,000	123,162
Philip Morris International, Inc.
5.63%, 11/17/29	25,000	25,464
5.75%, 11/17/32	50,000	51,204
		282,869
AUTO MANUFACTURERS - 0.6%
General Motors Co., 4.00%, 4/1/25	50,000	48,559
General Motors Financial Co., Inc.
4.30%, 7/13/25	125,000	121,219
1.50%, 6/10/26	125,000	110,428
2.35%, 1/8/31	125,000	97,880
		378,086
BANKS - 12.3%
Banco Santander SA, 2.75%, 5/28/25	200,000	187,725
Bank of America Corp.
5.08%, (SOFR + 1.29%), 1/20/27 (b)	210,000	206,675
4.18%, 11/25/27	25,000	23,743
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28 (b)	108,000	99,014
5.20%, (SOFR + 1.63%), 4/25/29 (b)	190,000	187,870
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29 (b)	125,000	118,565
2.88%, (3 Month Term SOFR + 1.45%), 10/22/30 (b)	100,000	86,044
2.50%, (3 Month Term SOFR + 1.25%), 2/13/31 (b)	25,000	20,919
2.59%, (SOFR + 2.15%), 4/29/31 (b)	75,000	62,955
1.90%, (SOFR + 1.53%), 7/23/31 (b)	100,000	79,605
2.97%, (SOFR + 1.33%), 2/4/33 (b)	50,000	41,661
4.57%, (SOFR + 1.83%), 4/27/33 (b)	50,000	46,993
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36 (b)	75,000	57,232
6.11%, 1/29/37	100,000	105,405
Bank of New York Mellon Corp. (The)
4.60%, (SOFR + 1.76%), 7/26/30 (b)	15,000	14,451
	Shares/ Principal	Fair Value
BANKS - 12.3% (Continued)
5.83%, (SOFRINDX + 2.07%), 10/25/33 (b)	$25,000	$26,033
Barclays PLC, 2.85%, (SOFR + 2.71%), 5/7/26 (b)	200,000	187,284
BNP Paribas SA
3.38%, 1/9/25 (a)	252,000	242,036
1.32%, (SOFR + 1.00%), 1/13/27 (a),(b)	225,000	199,474
BPCE SA, 4.00%, 9/12/23 (a)	250,000	248,757
Citigroup, Inc.
4.60%, 3/9/26	75,000	72,583
3.40%, 5/1/26	200,000	190,134
4.45%, 9/29/27	125,000	119,320
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28 (b)	50,000	46,732
2.98%, (SOFR + 1.42%), 11/5/30 (b)	100,000	86,625
3.06%, (SOFR + 1.35%), 1/25/33 (b)	50,000	41,718
Comerica Bank, 2.50%, 7/23/24	300,000	281,880
Deutsche Bank AG, 2.22%, (SOFR + 2.16%), 9/18/24 (b)	150,000	148,098
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	79,534
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26 (b)	225,000	207,214
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	143,760
ING Groep NV, 4.63%, 1/6/26 (a)	225,000	219,342
JPMorgan Chase & Co.
3.80%, (3 Month Term SOFR + 1.15%), 7/23/24 (b)	50,000	49,940
4.02%, (3 Month Term SOFR + 1.26%), 12/5/24 (b)	125,000	123,915
2.30%, (SOFR + 1.16%), 10/15/25 (b)	150,000	142,920
3.30%, 4/1/26	225,000	214,293
3.96%, (3 Month Term SOFR + 1.51%), 1/29/27 (b)	175,000	168,211
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29 (b)	125,000	115,510
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31 (b)	25,000	21,430
2.96%, (SOFR + 1.26%), 1/25/33 (b)	150,000	126,140
4.59%, (SOFR + 1.80%), 4/26/33 (b)	21,000	20,009
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34 (b)	90,000	82,165
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27 (a),(b)	75,000	66,740
Morgan Stanley
2.72%, (SOFR + 1.15%), 7/22/25 (b)	75,000	72,315
3.63%, 1/20/27	200,000	189,860
5.05%, (SOFR + 1.30%), 1/28/27 (b)	263,000	260,707
3.95%, 4/23/27	30,000	28,400
5.16%, (SOFR + 1.59%), 4/20/29 (b)	155,000	153,064
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30 (b)	50,000	47,568
2.70%, (SOFR + 1.14%), 1/22/31 (b)	75,000	63,771

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
BANKS - 12.3% (Continued)
1.79%, (SOFR + 1.03%), 2/13/32 (b)	$125,000	$96,879
2.48%, (SOFR + 1.36%), 9/16/36 (b)	125,000	94,812
Toronto-Dominion Bank (The), 4.46%, 6/8/32	125,000	118,564
Truist Financial Corp., 6.05%, (SOFR + 2.05%), 6/8/27 (b)	25,000	25,003
UBS Group AG, 4.55%, 4/17/26	255,000	245,064
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29 (b)	70,000	69,957
5.85%, (SOFR + 2.09%), 10/21/33 (b)	50,000	50,030
Wells Fargo & Co.
3.75%, 1/24/24	55,000	54,365
3.55%, 9/29/25	125,000	119,782
3.00%, 10/23/26	325,000	301,577
4.30%, 7/22/27	100,000	95,910
4.15%, 1/24/29	25,000	23,657
4.90%, (SOFR + 2.10%), 7/25/33 (b)	111,000	106,498
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34 (b)	75,000	65,195
		7,293,632
BEVERAGES - 1.3%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	300,000	291,659
4.90%, 2/1/46	108,000	102,917
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	25,000	32,557
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	93,648
3.15%, 8/1/29	125,000	112,646
2.25%, 8/1/31	50,000	40,846
4.75%, 5/9/32	39,000	37,844
Keurig Dr Pepper, Inc.
3.80%, 5/1/50	25,000	19,654
4.50%, 4/15/52	75,000	65,994
		797,765
BIOTECHNOLOGY - 0.8%
Amgen, Inc.
3.13%, 5/1/25	175,000	167,586
5.25%, 3/2/30	130,000	130,204
4.20%, 3/1/33	75,000	69,961
5.25%, 3/2/33	108,000	108,145
		475,896
BUILDING MATERIALS - 0.2%
Carrier Global Corp., 2.72%, 2/15/30	75,000	64,453
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 4.90%, 12/1/32	25,000	24,752
		89,205
	Shares/ Principal	Fair Value
CHEMICALS - 0.1%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27 (a)	$100,000	$84,301
COMMERCIAL SERVICES - 0.8%
Emory University, 2.14%, 9/1/30	160,000	134,303
Global Payments, Inc., 2.65%, 2/15/25	75,000	71,085
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	210,529
S&P Global, Inc., 2.95%, 1/22/27	50,000	46,806
		462,723
COMPUTERS - 0.7%
Apple, Inc., 3.25%, 2/23/26	175,000	168,483
Dell International LLC / EMC Corp.
5.85%, 7/15/25	18,000	18,063
5.30%, 10/1/29	25,000	24,831
Hewlett Packard Enterprise Co., 4.45%, 10/2/23	225,000	224,343
		435,720
COSMETICS/PERSONAL CARE - 0.1%
Colgate-Palmolive Co., 3.25%, 8/15/32	75,000	68,752
DIVERSIFIED FINANCIAL SERVICES - 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.88%, 1/16/24	175,000	173,763
2.45%, 10/29/26	225,000	201,003
Air Lease Corp.
2.30%, 2/1/25	175,000	164,522
3.38%, 7/1/25	100,000	94,761
2.88%, 1/15/26	75,000	69,361
3.75%, 6/1/26	175,000	165,312
Ally Financial, Inc., 2.20%, 11/2/28	100,000	79,795
American Express Co.
2.50%, 7/30/24	35,000	33,830
3.63%, 12/5/24	175,000	169,966
Aviation Capital Group LLC, 1.95%, 1/30/26 (a)	75,000	66,781
Avolon Holdings Funding Ltd.
3.95%, 7/1/24 (a)	75,000	72,748
2.88%, 2/15/25 (a)	150,000	139,474
4.25%, 4/15/26 (a)	25,000	23,282
Capital One Financial Corp., 3.30%, 10/30/24	65,000	62,444
Intercontinental Exchange, Inc., 3.00%, 6/15/50	50,000	34,599
Nasdaq, Inc., 3.25%, 4/28/50	25,000	16,852
Visa, Inc., 3.15%, 12/14/25	100,000	95,788
		1,664,281
ELECTRIC - 2.7%
Ameren Corp., 3.50%, 1/15/31	25,000	22,303
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	41,459

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
ELECTRIC - 2.7% (Continued)
Avangrid, Inc., 3.20%, 4/15/25	$50,000	$47,529
Berkshire Hathaway Energy Co., 6.13%, 4/1/36	74,000	77,128
Dominion Energy, Inc.
3.07%, 8/15/24 (c)	175,000	169,107
3.38%, 4/1/30	50,000	44,699
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	20,337
Duquesne Light Holdings, Inc., 2.53%, 10/1/30 (a)	100,000	79,883
Entergy Corp., 2.95%, 9/1/26	175,000	161,557
Exelon Corp., 4.05%, 4/15/30	50,000	46,711
FirstEnergy Corp.
2.65%, 3/1/30	150,000	126,506
2.25%, 9/1/30	50,000	40,500
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/27 (a)	220,000	212,962
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	68,489
NRG Energy, Inc., 3.75%, 6/15/24 (a)	150,000	144,948
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	21,349
2.50%, 2/1/31	50,000	39,088
3.30%, 8/1/40	25,000	16,816
3.50%, 8/1/50	50,000	31,716
Sempra, 3.40%, 2/1/28	125,000	115,008
Southern California Edison Co., 4.20%, 3/1/29	100,000	95,009
		1,623,104
ENGINEERING & CONSTRUCTION - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	188,624
ENTERTAINMENT - 0.5%
Warnermedia Holdings, Inc.
4.05%, 3/15/29	200,000	182,785
4.28%, 3/15/32	125,000	110,877
		293,662
ENVIRONMENTAL CONTROL - 0.5%
Republic Services, Inc.
2.50%, 8/15/24	150,000	144,655
4.88%, 4/1/29	50,000	49,901
Waste Connections, Inc., 4.20%, 1/15/33	42,000	39,452
Waste Management, Inc., 4.15%, 4/15/32	50,000	47,620
		281,628
FOOD - 0.4%
Mars, Inc., 2.70%, 4/1/25 (a)	50,000	47,755
Sysco Corp.
4.45%, 3/15/48	25,000	21,357
6.60%, 4/1/50	25,000	28,470
Tyson Foods, Inc., 3.90%, 9/28/23	125,000	124,547
		222,129
	Shares/ Principal	Fair Value
GAS - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	$25,000	$22,507
HEALTHCARE-PRODUCTS - 0.3%
DH Europe Finance II SARL, 2.20%, 11/15/24	125,000	119,693
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	62,505
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	25,000	21,534
		203,732
HEALTHCARE-SERVICES - 1.9%
Adventist Health System, 2.95%, 3/1/29	25,000	21,777
Banner Health, 2.34%, 1/1/30	145,000	123,336
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	39,746
CommonSpirit Health
3.91%, 10/1/50	110,000	84,872
6.46%, 11/1/52	105,000	119,609
Humana, Inc., 5.50%, 3/15/53	25,000	24,880
Rush Obligated Group, 3.92%, 11/15/29	60,000	55,243
Stanford Health Care, 3.31%, 8/15/30	35,000	31,430
Sutter Health
2.29%, 8/15/30	25,000	20,594
4.09%, 8/15/48	225,000	185,739
UnitedHealth Group, Inc.
5.30%, 2/15/30	175,000	179,237
5.35%, 2/15/33	125,000	129,886
5.88%, 2/15/53	50,000	55,352
5.05%, 4/15/53	75,000	74,459
		1,146,160
HOME BUILDERS - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	43,640
INSURANCE - 0.7%
AIA Group Ltd., 3.20%, 3/11/25 (a)	200,000	192,305
New York Life Insurance Co., 3.75%, 5/15/50 (a)	50,000	38,141
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	69,206
2.13%, 6/15/30	100,000	81,077
Willis North America, Inc., 2.95%, 9/15/29	50,000	42,980
		423,709
INTERNET - 0.2%
Amazon.com, Inc., 3.10%, 5/12/51	50,000	37,280
Expedia Group, Inc., 2.95%, 3/15/31	14,000	11,777
Meta Platforms, Inc., 3.85%, 8/15/32	66,000	61,256
		110,313
IRON & STEEL - 0.1%
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	28,018

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
LODGING - 0.2%
Marriott International, Inc.
4.90%, 4/15/29	$50,000	$48,629
2.85%, 4/15/31	100,000	84,047
		132,676
MEDIA - 0.7%
Comcast Corp.
3.95%, 10/15/25	125,000	121,836
3.75%, 4/1/40	25,000	21,030
Fox Corp., 4.03%, 1/25/24	75,000	74,248
Walt Disney Co. (The), 3.70%, 9/15/24	200,000	195,609
		412,723
MINING - 0.7%
Glencore Funding LLC, 4.63%, 4/29/24 (a)	250,000	246,950
Newcrest Finance Pty Ltd., 3.25%, 5/13/30 (a)	25,000	22,040
Newmont Corp., 2.25%, 10/1/30	150,000	122,891
		391,881
MISCELLANEOUS MANUFACTURING - 0.2%
Eaton Corp., 4.15%, 3/15/33	75,000	71,195
General Electric Co., 6.75%, 3/15/32	50,000	56,407
		127,602
OIL & GAS - 0.5%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	48,029
Marathon Petroleum Corp.
3.63%, 9/15/24	50,000	48,681
3.80%, 4/1/28	25,000	23,198
Phillips 66
3.85%, 4/9/25	25,000	24,300
3.90%, 3/15/28	150,000	142,151
		286,359
PHARMACEUTICALS - 1.0%
AbbVie, Inc.
4.05%, 11/21/39	125,000	108,599
4.88%, 11/14/48	25,000	23,596
Bristol-Myers Squibb Co., 2.95%, 3/15/32	50,000	44,168
Cigna Group (The), 4.80%, 8/15/38	75,000	70,669
CVS Health Corp.
2.63%, 8/15/24	30,000	29,011
4.78%, 3/25/38	200,000	184,332
5.13%, 7/20/45	7,000	6,466
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	150,000	149,366
		616,207
PIPELINES - 2.5%
Enbridge, Inc., 5.70%, 3/8/33	55,000	55,711
Energy Transfer LP
4.20%, 9/15/23	175,000	174,349
	Shares/ Principal	Fair Value
PIPELINES - 2.5% (Continued)
2.90%, 5/15/25	$100,000	$94,743
5.25%, 4/15/29	100,000	97,591
5.30%, 4/15/47	25,000	21,714
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40 (d)	189,970	152,260
MPLX LP
4.80%, 2/15/29	50,000	48,197
2.65%, 8/15/30	125,000	104,524
4.50%, 4/15/38	75,000	64,422
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	275,000	273,864
5.00%, 3/15/27	100,000	98,407
Targa Resources Corp., 4.20%, 2/1/33	40,000	35,373
Williams Cos., Inc. (The)
4.00%, 9/15/25	175,000	168,899
5.65%, 3/15/33	75,000	75,960
		1,466,014
REITS - 2.5%
Agree LP, 4.80%, 10/1/32	110,000	102,129
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	48,012
2.38%, 7/15/31	30,000	23,803
American Tower Corp.
3.38%, 5/15/24	200,000	195,791
2.40%, 3/15/25	125,000	117,678
Camden Property Trust, 2.80%, 5/15/30	75,000	65,048
Crown Castle, Inc.
3.15%, 7/15/23	100,000	99,878
3.65%, 9/1/27	75,000	70,087
CubeSmart LP, 2.50%, 2/15/32	50,000	39,554
Essex Portfolio LP, 3.00%, 1/15/30	75,000	64,094
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	33,005
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	42,477
Kilroy Realty LP, 4.75%, 12/15/28	79,000	69,505
NNN REIT, Inc., 3.90%, 6/15/24	45,000	44,050
Prologis LP, 4.63%, 1/15/33	75,000	73,192
Realty Income Corp., 4.88%, 6/1/26	75,000	74,146
Regency Centers LP, 2.95%, 9/15/29	125,000	107,084
Spirit Realty LP, 3.40%, 1/15/30	100,000	84,879
UDR, Inc., 2.10%, 8/1/32	25,000	18,970
WP Carey, Inc.
4.60%, 4/1/24	25,000	24,655
4.00%, 2/1/25	30,000	29,044
3.85%, 7/15/29	75,000	68,010
2.40%, 2/1/31	25,000	20,086
		1,515,177

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
RETAIL - 1.6%
7-Eleven, Inc., 1.30%, 2/10/28 (a)	$100,000	$84,451
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (a)	50,000	46,400
AutoNation, Inc., 1.95%, 8/1/28	25,000	20,223
Dollar Tree, Inc., 4.00%, 5/15/25	75,000	72,592
Home Depot, Inc. (The), 3.25%, 4/15/32	25,000	22,448
Lowe's Cos., Inc.
1.70%, 9/15/28	75,000	63,548
3.75%, 4/1/32	225,000	203,535
5.00%, 4/15/33	75,000	74,179
4.25%, 4/1/52	50,000	40,745
McDonald's Corp.
4.60%, 9/9/32	59,000	58,400
4.45%, 9/1/48	25,000	22,420
Starbucks Corp.
3.80%, 8/15/25	150,000	145,232
4.00%, 11/15/28	75,000	71,906
3.00%, 2/14/32	51,000	44,248
		970,327
SEMICONDUCTORS - 1.1%
Broadcom, Inc.
4.15%, 4/15/32 (a)	53,000	47,985
3.42%, 4/15/33 (a)	150,000	125,066
3.47%, 4/15/34 (a)	165,000	135,279
Intel Corp., 5.20%, 2/10/33	100,000	100,892
Micron Technology, Inc., 2.70%, 4/15/32	50,000	39,400
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	44,224
2.50%, 5/11/31	125,000	101,836
2.65%, 2/15/32	75,000	60,609
		655,291
SOFTWARE - 1.6%
Fiserv, Inc.
2.75%, 7/1/24	150,000	145,544
4.20%, 10/1/28	100,000	95,753
Oracle Corp.
4.50%, 5/6/28	75,000	72,943
2.95%, 4/1/30	25,000	21,804
4.65%, 5/6/30	100,000	96,597
2.88%, 3/25/31	225,000	191,873
4.90%, 2/6/33	91,000	88,297
3.60%, 4/1/40	25,000	19,311
6.90%, 11/9/52	100,000	111,815
VMware, Inc.
1.80%, 8/15/28	25,000	20,946
2.20%, 8/15/31	75,000	58,922
Workday, Inc., 3.80%, 4/1/32	25,000	22,496
		946,301
	Shares/ Principal	Fair Value
TELECOMMUNICATIONS - 1.9%
AT&T, Inc.
2.55%, 12/1/33	$175,000	$137,467
4.90%, 8/15/37	50,000	46,895
4.85%, 3/1/39	85,000	78,072
3.50%, 6/1/41	100,000	76,528
3.65%, 6/1/51	50,000	36,653
3.50%, 9/15/53	25,000	17,672
T-Mobile USA, Inc.
3.50%, 4/15/25	82,000	78,822
3.88%, 4/15/30	167,000	153,838
5.20%, 1/15/33	150,000	148,960
Verizon Communications, Inc.
4.33%, 9/21/28	232,000	223,642
4.02%, 12/3/29	25,000	23,349
2.55%, 3/21/31	100,000	83,430
		1,105,328
TRANSPORTATION - 0.4%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	71,375
CSX Corp., 4.10%, 11/15/32	75,000	70,908
FedEx Corp., 3.40%, 2/15/28	25,000	23,263
Union Pacific Corp., 2.80%, 2/14/32	100,000	86,244
		251,790
TOTAL CORPORATE BONDS AND NOTES (Cost - $28,211,135)		26,190,275
AGENCY MORTGAGE BACKED SECURITIES - 41.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.3%
Federal Home Loan Mortgage Corporation, 4.50%, 6/1/52	572,391	552,887
Freddie Mac Pool
4.00%, 1/1/49	271,812	260,440
4.00%, 3/1/50	427,945	408,387
3.00%, 12/1/50	640,709	572,649
2.50%, 9/1/51	877,950	751,330
		2,545,693
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.4%
Fannie Mae Pool
4.50%, 6/1/31	250,784	248,623
4.00%, 8/1/45	754,548	725,657
4.00%, 1/1/46	432,162	414,264
4.50%, 7/1/48	333,134	325,637
5.00%, 11/1/48	244,391	243,089
2.00%, 11/1/50	984,782	805,710
2.50%, 3/1/51	76,721	65,645
2.50%, 9/1/51	97,042	83,065
2.50%, 10/1/51	388,244	332,180
2.50%, 11/1/51	227,507	194,637
2.50%, 11/1/51	176,240	150,768
2.50%, 2/1/52	781,411	662,401

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.4% (Continued)
2.50%, 2/1/52	$213,689	$181,231
5.00%, 11/1/52	991,240	971,500
5.50%, 11/1/52	958,785	965,575
6.00%, 12/1/52	949,069	971,081
Federal National Mortgage Association
3.00%, 7/1/53 (e)	1,000,000	879,844
3.50%, 7/1/53 (e)	1,000,000	910,937
Freddie Mac Pool, 2.00%, 1/1/52	2,938,771	2,399,677
		11,531,521
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 18.2%
Ginnie Mae
2.00%, 8/20/51	439,175	363,656
2.00%, 7/20/53 (e)	1,000,000	839,375
2.50%, 7/20/53 (e)	1,000,000	865,312
5.50%, 7/20/53 (e)	3,000,000	2,987,344
Ginnie Mae II Pool
3.50%, 4/20/47	187,900	176,296
3.50%, 12/20/47	232,740	218,257
4.50%, 2/20/48	121,811	119,442
4.50%, 5/20/48	121,981	119,744
4.50%, 8/20/48	154,645	151,809
5.00%, 8/20/48	32,168	32,085
4.50%, 9/20/48	539,398	529,505
5.00%, 10/20/48	185,671	185,966
5.00%, 11/20/48	115,335	115,517
5.00%, 12/20/48	60,698	60,794
5.00%, 1/20/49	176,789	177,069
4.00%, 2/20/49	157,861	151,811
4.50%, 3/20/49	5,231	5,135
5.00%, 3/20/49	84,610	83,434
4.00%, 5/20/49	141,240	135,092
4.50%, 10/20/49	124,904	122,614
3.00%, 3/20/50	434,663	391,827
2.50%, 6/20/51	105,468	90,872
2.50%, 9/20/51	271,634	234,063
2.50%, 9/20/51	127,438	109,788
2.50%, 9/20/51	80,273	69,185
2.50%, 10/20/51	206,988	178,317
2.50%, 12/20/51	109,378	94,235
2.50%, 1/20/52	82,593	70,879
3.00%, 2/20/52	519,100	464,279
4.50%, 10/20/52	975,780	942,669
Government National Mortgage Association, 3.00%, 11/20/51	861,176	772,964
		10,859,335
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $25,723,877)		24,936,549
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 12.0%
3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54 (f)	$150,000	$121,509
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd., 6.52%, (SOFR + 1.45%), 1/15/37 (a),(b)	200,000	196,379
ASSURANT CLO LTD., 6.29%, (3 Month US Libor + 1.04%), 4/20/31 (a),(b)	1,500,000	1,483,806
Barclays Dryrock Issuance Trust, 4.72%, 2/15/29	300,000	296,661
Benchmark 2018-B1 Mortgage Trust, 2.75%, 1/15/51 (a)	100,000	61,229
BX Trust 2021-ARIA, 6.98%, (1 Month Term SOFR + 1.76%), 10/15/36 (a),(b)	150,000	144,012
Capital One Multi-Asset Execution Trust, 4.95%, 10/15/27	200,000	198,682
Cathedral Lake VIII Ltd., 7.87%, (3 Month US Libor + 2.62%), 1/20/35 (a),(b)	150,000	144,128
CBAM 2018-5 Ltd., 6.59%, (3 Month Term SOFR + 1.28%), 4/17/31 (a),(b)	350,000	345,839
Connecticut Avenue Securities Trust, 6.72%, (SOFR + 1.65%), 12/25/41 (a),(b)	34,000	32,730
Discover Card Execution Note Trust, 4.31%, 3/15/28	200,000	195,523
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (a)	200,000	156,544
Elmwood CLO 22 Ltd., 6.58%, (3 Month Term SOFR + 1.80%), 4/17/36 (a),(b)	250,000	249,652
Freddie Mac Multifamily Structured Pass Through Certificates, 5.72%, (SOFR + 0.68%), 2/25/33 (b)	100,000	100,154
Freddie Mac STACR REMIC Trust 2021-DNA5, 6.72%, (SOFR + 1.65%), 1/25/34 (a),(b)	21,873	21,838
Freddie Mac STACR REMIC Trust 2022-DNA1, 6.07%, (SOFR + 1.00%), 1/25/42 (a),(b)	60,381	59,335
Freddie Mac STACR REMIC Trust 2022-DNA3, 7.07%, (SOFR + 2.00%), 4/25/42 (a),(b)	23,185	23,184
Halseypoint CLO 7 Ltd., 7.51%, (3 Month Term SOFR + 2.25%), 7/20/36 (a),(b)	250,000	250,000
Hyundai Auto Receivables Trust 2023-A, 5.19%, 12/15/25	200,000	199,219
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (a),(f)	101,131	81,047
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	200,114
Morgan Stanley Capital I Trust 2020-L4, 2.70%, 2/15/53	500,000	418,448
Nissan Auto Receivables 2023-A Owner Trust, 5.34%, 2/17/26	100,000	99,662
PHEAA Student Loan Trust 2012-1, 5.70%, (1 Month US Libor + 0.55%), 5/25/57 (a),(b)	138,746	136,515

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal		Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 12.0% (Continued)
TICP CLO X Ltd., 6.25%, (3 Month US Libor + 1.00%), 4/20/31 (a),(b)		$1,550,000	$1,536,909
Toyota Lease Owner Trust 2023-A, 5.30%, 8/20/25 (a)		200,000	199,070
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (a),(f)		6,173	5,432
World Omni Auto Receivables Trust 2023-B, 5.25%, 11/16/26		200,000	198,763
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $7,526,866)			7,156,384
U.S. TREASURY SECURITIES AND AGENCY BONDS - 3.8%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32		290,000	261,334
3.50%, 9/1/32		40,000	37,444
2.85%, 3/28/34		370,000	322,072
1.70%, 4/23/35		540,000	401,124
Federal Home Loan Banks, 4.75%, 12/10/32		80,000	82,014
U.S. Treasury Note, 2.63%, 2/15/29		1,270,000	1,176,288
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $2,486,763)			2,280,276
SOVEREIGN DEBTS - 1.8%
Chile Government International Bond, 4.95%, 1/5/36		200,000	197,321
Mexico Government International Bond, 3.25%, 4/16/30		290,000	258,068
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26		520,000	515,607
Peruvian Government International Bond, 3.23%, 7/28/21		20,000	12,056
Romanian Government International Bond
3.00%, 2/27/27 (a)		30,000	27,150
2.12%, 7/16/31	EUR	30,000	24,769
2.00%, 1/28/32 (a)	EUR	70,000	55,967
TOTAL SOVEREIGN DEBTS (Cost - $1,176,602)			1,090,938
MUNICIPAL BONDS - 1.4%
California Statewide Communities Development Authority, 1.88%, 2/1/31		30,000	23,503
City of Tucson, 1.46%, 7/1/28		5,000	4,265
Metropolitan Transportation Authority
5.99%, 11/15/30 (d)		25,000	26,283
5.18%, 11/15/49 (d)		160,000	145,732
Municipal Improvement Corp. of Los Angeles, 2.07%, 11/1/30		95,000	78,086
New Jersey Turnpike Authority
1.48%, 1/1/28		5,000	4,333
7.10%, 1/1/41 (d)		25,000	30,456
	Shares/ Principal	Fair Value
MUNICIPAL BONDS - 1.4% (Continued)
San Francisco Municipal Transportation Agency, 1.30%, 3/1/28	$25,000	$21,051
State of California, 7.60%, 11/1/40	175,000	223,418
State of Illinois, 5.10%, 6/1/33 (d)	265,000	260,417
TOTAL MUNICIPAL BONDS (Cost - $897,428)		817,544
SHORT-TERM INVESTMENTS - 4.8%
MONEY MARKET FUNDS - 2.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (g) (Cost - $1,595,115)	1,595,115	1,595,115
CERTIFICATE OF DEPOSIT - 1.7%
CITIB, 3.80%, 8/1/23 (Cost - $1,000,000)	1,000,000	998,619
COMMERCIAL PAPER - 0.4%
Bank of Montreal, 0.00%, 7/12/23 (Cost - $249,706) (h)	250,000	249,576
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,844,821)		2,843,310
TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT - 109.7% (Cost - $68,867,492)		$65,315,276
OTHER ASSETS LESS LIABILITIES - NET (9.7)%		(5,793,505)
TOTAL NET ASSETS - 100.0%		$59,521,771
SECURITIES SOLD SHORT - (6.3)%
AGENCY MORTGAGE BACKED SECURITIES - (6.3)%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - (3.2)%
Federal National Mortgage Association
4.00%, 7/1/53 (e)	(1,000,000)	(938,281)
5.00%, 7/1/53 (e)	(1,000,000)	(980,000)
		(1,918,281)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - (3.1)%
Ginnie Mae
3.00%, 7/20/53 (e)	(1,000,000)	(892,969)
4.50%, 7/20/53 (e)	(1,000,000)	(965,156)
		(1,858,125)
TOTAL SECURITIES SOLD SHORT (Proceeds - $(3,800,645))		$(3,776,406)

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2023, these securities amounted to $8,309,652 or 14.0% of net assets.

(b)  Variable rate security. The rate shown is the rate in effect at period end.

(c)  Step coupon.

(d)  Sinking bond security.

(e)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

(f)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(g)  The rate shown is the annualized seven-day yield at period end.

(h)  Rate shown represents discount rate at the time of purchase.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

EUR - EURO

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

Holdings by Asset Class	% of Net Assets
Corporate Bonds and Notes	44.0%
Agency Mortgage Backed Securities	41.9%
Asset Backed and Commercial Backed Securities	12.0%
Short-Term Investments	4.8%
U.S. Treasury Securities and Agency Bonds	3.8%
Sovereign Debts	1.8%
Municipal Bonds	1.4%
Other Assets Less Liabilities - Net	(9.7)%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
ICE 3 Month SONIA Future	Morgan Stanley	1	9/17/2024	$298,434	$(858)
ICE 3 Month SONIA Future	Morgan Stanley	8	12/17/2024	2,392,808	(24,267)
U.S. 2 Year Note Future	Morgan Stanley	17	9/29/2023	3,456,844	(30,001)
U.S. 5 Year Note Future	Morgan Stanley	31	9/29/2023	3,319,906	(29,274)
U.S. Long Bond Future	Morgan Stanley	10	9/20/2023	1,269,062	2,977
U.S. Ultra Bond Future	Morgan Stanley	32	9/20/2023	4,359,000	46,014
					(35,409)
SHORT FUTURES CONTRACTS
Euro-Bobl Future	Morgan Stanley	3	9/7/2023	378,719	2,073
ICE 3 Month SONIA Future	Morgan Stanley	7	12/19/2023	2,092,483	13,667
Long Gilt Future	Morgan Stanley	1	9/27/2023	121,160	13
U.S. 10 Year Note Future	Morgan Stanley	3	9/20/2023	336,797	(188)
U.S. 10 Year Ultra Future	Morgan Stanley	7	9/20/2023	829,063	3,172
					18,737
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(16,672)

INTEREST RATE SWAPTIONS WRITTEN
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount		Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Tokyo Overnight JP Morgan Chase Bank	Call - IRS SWAPTION	Average Rate	Receives 0.40%	01/05/24	23,000,000	JPY	$(1,539)	$(730)	$(809)
JP Morgan Chase Bank	Put - IRS SWAPTION	SOFR	Receives 2.91%	05/13/24	1,750,000		(26,922)	(11,375)	(15,547)
JP Morgan Chase Bank	Call - IRS SWAPTION	SOFR	Receives 2.91%	05/13/24	1,750,000		(3,423)	(11,375)	7,952
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN							$(31,884)	$(23,480)	$(8,404)

*  The Fund may receive or pay a variable rate.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount†		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	SOFR- COMPOUND	3.500	04/21/25	150,000		$1,399	$(38)	$1,437
Morgan Stanley	Annually	SOFR- COMPOUND	3.270	05/14/25	1,140,000		11,944	6,957	4,987
Morgan Stanley	Quarterly	3 Month Australian Bill	3.500	09/22/25	630,000	AUD	7,529	6,675	854
Morgan Stanley	Annually	3.50	3 Month Stockholm Interbank Offered Rate	09/22/25	4,880,000	SEK	(4,219)	(3,465)	(754)
Morgan Stanley	Semi-Annually	4.250	Canadian Overnight Repo Rate Average	09/22/25	1,230,000	CAD	(6,230)	(6,710)	480
Morgan Stanley	Quarterly	3 Month New Zealand Dollar Bank Bill Rate	5.000	09/22/25	680,000	NZD	2,624	1,627	997
Morgan Stanley	Annually	Euro Short-Term Rate	3.500	09/22/25	450,000	EUR	483	505	(22)
Morgan Stanley	Annually	3.000	Euro Short-Term Rate	04/13/28	350,000	EUR	(121)	4,779	(4,900)
Morgan Stanley	Annually	2.670	Euro Short-Term Rate	04/24/28	1,270,000	EUR	1,940	5,014	(3,074)
Morgan Stanley	Quarterly	3 Month Euribor	2.850	04/24/28	1,270,000	EUR	(1,531)	(4,464)	2,933
Morgan Stanley	Annually	Tokyo Overnight Average Rate	0.50	09/20/28	182,000,000	JPY	(13,366)	(14,894)	1,528
Morgan Stanley	Semi-Annually	6 Month Euribor	2.35	07/04/29	50,000	EUR	1,494	994	500
Morgan Stanley	Annually	3.42	SOFR-COMPOUND	03/29/30	1,010,000		(14,459)	(10)	(14,449)
Morgan Stanley	Semi-Annually	4.00	6 Month Australian Bill	09/20/33	690,000	AUD	(14,870)	(16,612)	1,742
Morgan Stanley	Semi-Annually	Canadian Overnight Repo Rate Average	3.75	09/20/33	250,000	CAD	(5,374)	(3,487)	(1,887)
Morgan Stanley	Annually	3.25	Sterling Overnight Index Average	09/20/33	30,000	GBP	(3,170)	(3,166)	(4)
Morgan Stanley	Quarterly	4.50	3 Month New Zealand Dollar Bank Bill Rate	09/20/33	130,000	NZD	177	471	(294)
Morgan Stanley	Annually	3.50	SOFR-COMPOUND	09/20/33	320,000		(102)	1,348	(1,450)
Morgan Stanley	Annually	2.00	Swiss Average Rate Overnight	09/20/33	480,000	CHF	11,104	2,400	8,704
Morgan Stanley	Annually	3 Month Stockholm Interbank Offered Rate	3.00	09/20/33	3,070,000	SEK	1,194	(3,000)	4,194
Morgan Stanley	Semi-Annually	6 Month Norway Ibor	3.50	09/20/33	1,480,000	NOK	3,777	1,595	2,182
Morgan Stanley	Semi-Annually	6 Month Euribor	3.25	09/20/33	10,000	EUR	(238)	(178)	(60)
Morgan Stanley	Annually	Tokyo Overnight Average Rate	.75	09/20/33	120,000,000	JPY	(10,137)	(10,453)	316
Morgan Stanley	Semi-Annually	2.86	6 Month Euribor	07/06/37	370,000	EUR	1,501	(3,442)	4,943
Morgan Stanley	Semi-Annually	2.15	6 Month Euribor	08/10/37	600,000	EUR	(15,935)	(20,798)	4,863
Morgan Stanley	Semi-Annually	6 Month Euribor	1.45	08/11/42	1,540,000	EUR	49,842	54,177	(4,335)
Morgan Stanley	Semi-Annually	1.05	6 Month Euribor	08/12/47	900,000	EUR	(23,596)	(23,321)	(275)
Morgan Stanley	Semi-Annually	6 Month Euribor	1.56	07/08/52	280,000	EUR	11,846	13,097	(1,251)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.50	09/20/53	100,000	EUR	431	2,796	(2,365)
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS							$(6,063)	$(11,603)	$5,540

†  Unless otherwise indicated, notional amount is shown in USD.
See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CD The Boeing Company	Quarterly	Buy	1.00%	-	BBB-	06/20/24	$100,000	$565	$466	$99
Morgan Stanley	CD General Electric Company	Quarterly	Buy	1.00%	-	BBB	06/20/26	325,000	4,015	2,624	1,391
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$4,580	$3,090	$1,490

*  Using S&P's rating of the issuer or the underlying securities of the index.

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
09/19/23	Morgan Stanley	47,752	EUR	43,303	USD	$317
09/19/23	Morgan Stanley	44,503	USD	49,075	EUR	(326)
09/20/23	Morgan Stanley	168,291	CHF	187,883	USD	1,848
09/20/23	Morgan Stanley	20,823,349	JPY	151,777	USD	(5,861)
09/20/23	Morgan Stanley	61,425	USD	91,532	AUD	358
09/20/23	Morgan Stanley	88,676	USD	117,964	CAD	(584)
09/20/23	Morgan Stanley	86,537	USD	80,248	EUR	(1,373)
09/20/23	Morgan Stanley	79,486	USD	63,398	GBP	(1,131)
09/20/23	Morgan Stanley	57,213	USD	626,533	NOK	(1,433)
09/20/23	Morgan Stanley	61,291	USD	100,294	NZD	(133)
09/20/23	Morgan Stanley	64,211	USD	691,718	SEK	(79)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(8,397)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investments in securities, at cost	$52,953,687	$432,373,342	$60,104,609	$123,955,716
Investments in securities, at fair value	$58,343,765	$574,436,324	$89,685,771	$136,867,264
Cash	-	-	-	3
Foreign cash (cost $-, $-, $- and $378,917, respectively)	-	-	-	377,793
Deposit with broker	-	381,430	74,112	123,441
Unrealized appreciation on futures contracts, net	-	251,555	66,298	171
Receivable for securities sold	125,564	5,424,465	-	1,598,379
Receivable for portfolio shares sold	46,155	-	-	-
Interest and dividends receivable	1,823	455,970	27,956	904,619
Prepaid expenses	1,265	11,279	1,724	70,700
Total Assets	58,518,572	580,961,023	89,855,861	139,942,370
Liabilities:
Due to custodian	-	28	-	-
Payable for securities purchased	-	5,552,230	-	1,726,128
Payable for portfolio shares redeemed	-	360,730	184,741	56,004
Accrued distribution (12b-1) fees	2,445	6,825	4,534	9,062
Accrued investment advisory fees	10,493	180,421	26,597	60,809
Administrative service fees payable	6,451	57,504	9,234	15,854
Accrued expenses and other liabilities	6,254	53,730	13,082	65,288
Total Liabilities	25,643	6,211,468	238,188	1,933,145
Net Assets	$58,492,929	$574,749,555	$89,617,673	$138,009,225
Composition of Net Assets:
Paid-in capital	$49,847,315	$427,509,279	$100,031,669	$142,475,368
Total distributable earnings (losses)	8,645,614	147,240,276	(10,413,996)	(4,466,143)
Net Assets	$58,492,929	$574,749,555	$89,617,673	$138,009,225
Class I Shares:
Net Assets	$46,445,642	$540,993,251	$66,960,415	$93,489,285
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	4,349,413	42,766,091	4,568,195	9,451,641
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.68	$12.65	$14.66	$9.89
Class II Shares:
Net Assets	$12,047,287	$33,756,304	$22,657,258	$44,519,940
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	1,132,242	2,675,516	1,548,029	4,511,761
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.64	$12.62	$14.64	$9.87

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2023 (Unaudited)

Assets:	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investments in securities, at cost	$218,190,477	$205,484,306	$49,977,125	$68,867,492
Investments in securities, at fair value	$252,822,244	$225,404,899	$48,597,338	$65,315,276
Cash	-	-	3	-
Foreign cash (cost $-, $-, $- and $4,948, respectively)	-	-	-	4,932
Deposit with broker	141,845	133,053	11,375	801,632
Unrealized appreciation on forward foreign currency contracts	-	-	-	2,523
Unrealized appreciation on futures contracts, net	114,792	108,958	7,234	-
Unrealized appreciation on swap contracts	-	-	-	7,030
Receivable for securities sold	2,331,976	2,141,225	77,206	5,763,489
Receivable for portfolio shares sold	-	-	-	48,981
Interest and dividends receivable	94,896	240,855	871,468	490,804
Prepaid expenses	5,064	4,729	1,128	1,353
Total Assets	$255,510,817	$228,033,719	$49,565,752	$72,436,020
Liabilities:
Investments in securities sold short, proceeds	-	-	-	3,800,645
Investments in securities sold short, at fair value	-	-	-	3,776,406
Swaptions written, at fair value (premiums received $-, $-, $- and $23,480, respectively)	-	-	-	31,884
Premiums received on open swap contracts	-	-	-	8,513
Unrealized depreciation on futures contracts, net	-	-	-	16,672
Unrealized depreciation on forward foreign currency contracts	-	-	-	10,920
Due to custodian	12	11	-	180
Payable for securities purchased	2,274,754	2,194,140	446,652	9,039,050
Payable for portfolio shares redeemed	62,833	99,702	13,083	-
Accrued distribution (12b-1) fees	21,259	1,309	114	-
Accrued investment advisory fees	109,233	81,899	20,038	16,622
Administrative service fees payable	28,035	23,278	5,162	6,398
Accrued expenses and other liabilities	30,033	32,072	7,561	7,604
Total Liabilities	2,526,159	2,432,411	492,610	12,914,249
Net Assets	$252,984,658	$225,601,308	$49,073,142	$59,521,771
Composition of Net Assets:
Paid-in capital	$278,882,931	$197,164,331	$54,931,461	$67,292,062
Total distributable earnings (losses)	(25,898,273)	28,436,977	(5,858,319)	(7,770,291)
Net Assets	$252,984,658	$225,601,308	$49,073,142	$59,521,771
Class I Shares:
Net Assets	$146,496,139	$219,100,413	$48,524,206	$59,521,771
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	13,509,285	20,926,574	5,405,153	6,883,636
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.84	$10.47	$8.98	$8.65
Class II Shares:
Net Assets	$106,488,519	$6,500,895	$548,936	$-
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	9,866,826	620,627	61,172	-
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.79	$10.47	$8.97	$-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investment Income:
Dividend income*	$621,859	$4,243,353	$404,487	$1,794,848
Interest income	10,642	184,166	36,771	52,794
Total Investment Income	632,501	4,427,519	441,258	1,847,642
Expenses:
Investment advisory fee	63,121	1,046,461	150,755	411,352
Distribution fees (12b-1) - Class II Shares	14,958	39,209	25,279	54,435
Administrative service fees	9,422	88,111	13,380	22,513
Legal fees	7,923	72,977	11,079	18,365
Trustees fees	3,368	30,983	4,688	7,799
Custody fees	1,410	12,929	6,552	56,047
Miscellaneous expenses	12,326	113,598	17,727	73,009
Total Expenses	112,528	1,404,268	229,460	643,520
Expenses waived	(2,119)	(18,488)	(6,146)	(70,248)
Net Expenses	110,409	1,385,780	223,314	573,272
Net Investment Income	522,092	3,041,739	217,944	1,274,370
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	879,337	11,360,329	2,827,539	(222,462)
Futures contracts	-	710,019	412,999	143,100
Forward foreign currency contracts	-	-	-	304
Foreign currency translations	-	(2)	-	20,069
	879,337	12,070,346	3,240,538	(58,989)
Net change in unrealized appreciation/(depreciation) on:
Investments	3,663,776	67,682,422	16,545,071	11,919,848
Futures contracts	-	454,853	148,022	55,190
Foreign currency translations	-	534	-	(110)
	3,663,776	68,137,809	16,693,093	11,974,928
Net Realized and Change in Unrealized Gain	4,543,113	80,208,155	19,933,631	11,915,939
Net Increase in Net Assets Resulting from Operations	$5,065,205	$83,249,894	$20,151,575	$13,190,309
* Foreign taxes withheld	$-	$12,241	$238	$340,562

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2023 (Unaudited)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investment Income:
Dividend income*	$1,084,055	$2,443,071	$-	$-
Interest income	79,302	75,209	1,798,869	1,229,530
Total Investment Income	1,163,357	2,518,280	1,798,869	1,229,530
Expenses:
Investment advisory fee	651,253	499,046	123,283	102,891
Distribution fees (12b-1) - Class II Shares	126,490	7,983	714	-
Administrative service fees	39,604	36,415	8,096	9,938
Legal fees	33,191	30,487	6,915	8,429
Trustees fees	14,096	12,995	2,950	3,572
Custody fees	11,472	10,521	3,084	7,151
Miscellaneous expenses	52,169	47,793	10,762	14,668
Total Expenses	928,275	645,240	155,804	146,649
Expenses waived	(12,385)	(11,350)	(3,304)	(6,972)
Net Expenses	915,890	633,890	152,500	139,677
Net Investment Income	247,467	1,884,390	1,646,369	1,089,853
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,422,753	5,416,044	(1,277,310)	(724,358)
Short sales	-	-	-	(193)
Futures contracts	264,136	278,956	(20,680)	(34,034)
Swap contracts	-	-	-	(57,912)
Swaptions	-	-	-	(3,177)
Forward foreign currency contracts	-	-	-	(4,647)
Foreign currency translations	-	-	-	(2,233)
	2,686,889	5,695,000	(1,297,990)	(826,554)
Net change in unrealized appreciation/(depreciation) on:
Investments	30,232,655	4,767,530	1,941,011	1,009,100
Short Sales	-	-	-	(37,480)
Futures contracts	186,067	210,988	9,117	91,056
Swap contracts	-	-	-	(14,405)
Swaptions	-	-	-	(8,404)
Forward foreign currency contracts	-	-	-	(5,288)
Foreign currency translations	-	-	-	(2,939)
	30,418,722	4,978,518	1,950,128	1,031,640
Net Realized and Change in Unrealized Gain	33,105,611	10,673,518	652,138	205,086
Net Increase in Net Assets Resulting from Operations	$33,353,078	$12,557,908	$2,298,507	$1,294,939
* Foreign Taxes Withheld	$-	$631	$-	$-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock Allocation Portfolio		Global Atlantic BlackRock Disciplined Core Portfolio
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$522,092	$1,213,813	$3,041,739	$6,441,495
Net realized gain (loss)	879,337	793,183	12,070,346	(3,039,297)
Net change in unrealized appreciation (depreciation)	3,663,776	(12,157,208)	68,137,809	(134,645,058)
Net increase (decrease) in net assets resulting from operations	5,065,205	(10,150,212)	83,249,894	(131,242,860)
From Distributions to Shareholders:
Total distributions paid	-	(8,274,158)	-	(116,104,855)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	1,421,193	398,375	1,653,445	1,200,135
Class II	250,172	1,199,359	3,004,718	1,564,468
Reinvestment of distributions
Class I	-	6,535,741	-	109,478,151
Class II	-	1,738,417	-	6,626,704
Cost of shares redeemed
Class I	(4,110,716)	(9,079,238)	(26,512,458)	(65,193,764)
Class II	(1,299,508)	(2,853,910)	(3,728,652)	(6,776,509)
Net increase (decrease) in net assets from share transactions of beneficial interest	(3,738,859)	(2,061,256)	(25,582,947)	46,899,185
Total increase (decrease) in net assets	1,326,346	(20,485,626)	57,666,947	(200,448,530)
Net Assets:
Beginning of period	57,166,583	77,652,209	517,082,608	717,531,138
End of period	$58,492,929	$57,166,583	$574,749,555	$517,082,608
Share Activity:
Class I
Shares sold	139,622	34,056	145,879	87,681
Shares reinvested	-	679,391	-	9,952,559
Shares redeemed	(401,197)	(796,557)	(2,279,377)	(4,612,976)
Net increase (decrease) in shares of beneficial interest outstanding	(261,575)	(83,110)	(2,133,498)	5,427,264
Share Activity:
Class II
Shares sold	24,290	95,487	259,300	111,406
Shares reinvested	-	181,085	-	602,976
Shares redeemed	(127,796)	(245,735)	(320,053)	(478,269)
Net increase (decrease) in shares of beneficial interest outstanding	(103,506)	30,837	(60,753)	236,113

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Growth Portfolio		Global Atlantic BlackRock Disciplined International Core Portfolio
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$217,944	$371,431	$1,274,370	$3,753,828
Net realized gain (loss)	3,240,538	(6,722,821)	(58,989)	(8,482,161)
Net change in unrealized appreciation (depreciation)	16,693,093	(29,654,794)	11,974,928	(21,435,867)
Net increase (decrease) in net assets resulting from operations	20,151,575	(36,006,184)	13,190,309	(26,164,200)
From Distributions to Shareholders:
Total distributions paid	-	(15,343,989)	-	(10,109,807)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	993,867	1,165,133	284,265	938,711
Class II	1,842,670	2,578,210	1,278,481	1,126,903
Reinvestment of distributions
Class I	-	11,793,023	-	6,979,467
Class II	-	3,550,966	-	3,130,340
Cost of shares redeemed
Class I	(6,982,328)	(13,335,585)	(7,155,837)	(11,938,368)
Class II	(2,369,422)	(3,769,685)	(2,900,944)	(5,135,004)
Net increase (decrease) in net assets from share transactions of beneficial interest	(6,515,213)	1,982,062	(8,494,035)	(4,897,951)
Total increase (decrease) in net assets	13,636,362	(49,368,111)	4,696,274	(41,171,958)
Net Assets:
Beginning of period	75,981,311	125,349,422	133,312,951	174,484,909
End of period	$89,617,673	$75,981,311	$138,009,225	$133,312,951
Share Activity:
Class I
Shares sold	75,681	77,829	29,087	101,754
Shares reinvested	-	983,572	-	858,483
Shares redeemed	(539,884)	(867,484)	(745,259)	(1,204,122)
Net increase (decrease) in shares of beneficial interest outstanding	(464,203)	193,917	(716,172)	(243,885)
Share Activity:
Class II
Shares sold	146,871	175,354	132,679	119,743
Shares reinvested	-	296,161	-	385,036
Shares redeemed	(183,854)	(252,501)	(302,450)	(526,345)
Net increase (decrease) in shares of beneficial interest outstanding	(36,983)	219,014	(169,771)	(21,566)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio		Global Atlantic BlackRock Disciplined Value Portfolio
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$247,467	$328,902	$1,884,390	$3,955,829
Net realized gain (loss)	2,686,889	(46,171,398)	5,695,000	1,175,351
Net change in unrealized appreciation (depreciation)	30,418,722	(48,255,555)	4,978,518	(28,344,072)
Net increase (decrease) in net assets resulting from operations	33,353,078	(94,098,051)	12,557,908	(23,212,892)
From Distributions to Shareholders:
Total distributions paid	-	(65,904,530)	-	(51,258,959)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	406,664	1,565,862	2,021,479	1,564,086
Class II	729,690	1,517,655	49,333	361,860
Reinvestment of distributions
Class I	-	38,441,483	-	49,799,004
Class II	-	27,463,047	-	1,459,955
Cost of shares redeemed
Class I	(10,264,552)	(21,541,667)	(13,024,188)	(32,942,173)
Class II	(7,232,289)	(12,073,607)	(348,888)	(1,204,603)
Net increase (decrease) in net assets from share transactions of beneficial interest	(16,360,487)	35,372,773	(11,302,264)	19,038,129
Total increase (decrease) in net assets	16,992,591	(124,629,808)	1,255,644	(55,433,722)
Net Assets:
Beginning of period	235,992,067	360,621,875	224,345,664	279,779,386
End of period	$252,984,658	$235,992,067	$225,601,308	$224,345,664
Share Activity:
Class I
Shares sold	40,712	132,285	202,634	137,935
Shares reinvested	-	4,055,009	-	5,107,590
Shares redeemed	(1,017,558)	(1,697,476)	(1,285,968)	(2,673,760)
Net increase (decrease) in shares of beneficial interest outstanding	(976,846)	2,489,818	(1,083,334)	2,571,765
Share Activity:
Class II
Shares sold	70,975	108,585	4,838	29,599
Shares reinvested	-	2,906,142	-	149,433
Shares redeemed	(721,885)	(925,028)	(34,390)	(98,896)
Net increase (decrease) in shares of beneficial interest outstanding	(650,910)	2,089,699	(29,552)	80,136

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock High Yield Portfolio		Global Atlantic Goldman Sachs Core Fixed Income Portfolio
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,646,369	$3,002,136	$1,089,853	$1,740,669
Net realized loss	(1,297,990)	(3,633,017)	(826,554)	(6,115,225)
Net change in unrealized appreciation (depreciation)	1,950,128	(5,489,433)	1,031,640	(6,534,461)
Net increase (decrease) in net assets resulting from operations	2,298,507	(6,120,314)	1,294,939	(10,909,017)
From Distributions to Shareholders:
Total distributions paid	-	(2,964,053)	-	(1,427,091)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	1,341,087	4,900,006	2,634,335	3,203,890
Class II	2,550	23,448	-	-
Reinvestment of distributions
Class I	-	2,931,278	-	1,427,091
Class II	-	32,775	-	-
Cost of shares redeemed
Class I	(4,443,684)	(13,719,094)	(5,458,376)	(11,605,222)
Class II	(69,856)	(150,761)	-	-
Net decrease in net assets from share transactions of beneficial interest	(3,169,903)	(5,982,348)	(2,824,041)	(6,974,241)
Total decrease in net assets	(871,396)	(15,066,715)	(1,529,102)	(19,310,349)
Net Assets:
Beginning of period	49,944,538	65,011,253	61,050,873	80,361,222
End of period	$49,073,142	$49,944,538	$59,521,771	$61,050,873
Share Activity:
Class I
Shares sold	150,049	529,301	303,231	356,607
Shares reinvested	-	346,078	-	174,248
Shares redeemed	(503,943)	(1,502,116)	(629,053)	(1,297,997)
Net decrease in shares of beneficial interest outstanding	(353,894)	(626,737)	(325,822)	(767,142)
Share Activity:
Class II
Shares sold	288	2,575	-	-
Shares reinvested	-	3,865	-	-
Shares redeemed	(7,919)	(16,442)	-	-
Net decrease in shares of beneficial interest outstanding	(7,631)	(10,002)	-	-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$9.78		$13.17	$12.45	$11.42	$9.62	$10.19
Income from investment operations:
Net investment income (a,b)	0.10		0.22	0.20	0.19	0.23	0.21
Net realized and unrealized gain (loss) (c)	0.80		(2.01)	1.20	1.40	1.79	(0.73)
Total income (loss) from investment operations	0.90		(1.79)	1.40	1.59	2.02	(0.52)
Less distributions from:
Net investment income	-		(0.23)	(0.23)	(0.27)	(0.22)	(0.05)
Net realized gains	-		(1.37)	(0.45)	(0.29)	-	(0.00	) (d)
Total distributions from net investment income and net realized gains	-		(1.60)	(0.68)	(0.56)	(0.22)	(0.05)
Net asset value, end of period	$10.68		$9.78	$13.17	$12.45	$11.42	$9.62
Total return (e)	9.20%		(13.42)%	11.33%	14.46%	21.09%	(5.14	)% (f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$46,446		$45,106	$61,826	$64,791	$66,410	$63,462
Ratio of net expenses to average net assets (g)	0.33	% (h)	0.33%	0.31%	0.31%	0.31%	0.31%
Ratio of gross expenses to average net assets (g,i)	0.34	% (h)	0.33%	0.32%	0.33%	0.34%	0.32%
Ratio of net investment income to average net assets (b,g)	1.88	% (h)	1.91%	1.52%	1.69%	2.15%	2.06%
Portfolio turnover rate	36	% (j)	62%	73%	85%	61%	54%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Less than $0.005 or 0.005% per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Does not include the expenses of the investment companies in which the Portfolio invests.

(h)  Annualized.

(i)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(j)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$9.76		$13.13	$12.41	$11.39	$9.61	$10.18
Income from investment operations:
Net investment income (a,b)	0.08		0.19	0.17	0.17	0.21	0.20
Net realized and unrealized gain (loss) (c)	0.80		(2.00)	1.19	1.38	1.78	(0.74)
Total income (loss) from investment operations	0.88		(1.81)	1.36	1.55	1.99	(0.54)
Less distributions from:
Net investment income	-		(0.19)	(0.19)	(0.24)	(0.21)	(0.03)
Net realized gains	-		(1.37)	(0.45)	(0.29)	-	(0.00	) (d)
Total distributions from net investment income and net realized gains	-		(1.56)	(0.64)	(0.53)	(0.21)	(0.03)
Net asset value, end of period	$10.64		$9.76	$13.13	$12.41	$11.39	$9.61
Total return (e)	9.02%		(13.58)%	11.04%	14.13%	20.82%	(5.33	)% (f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$12,047		$12,060	$15,826	$16,205	$15,568	$13,806
Ratio of net expenses to average net assets (g)	0.58	% (h)	0.58%	0.56%	0.56%	0.56%	0.56%
Ratio of gross expenses to average net assets (g,i)	0.59	% (h)	0.58%	0.57%	0.58%	0.59%	0.57%
Ratio of net investment income to average net assets (b,g)	1.61	% (h)	1.68%	1.28%	1.45%	1.91%	1.99%
Portfolio turnover rate	36	% (j)	62%	73%	85%	61%	54%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Less than $0.005 or 0.005% per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Does not include the expenses of the investment companies in which the Portfolio invests.

(h)  Annualized.

(i)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(j)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.86		$17.10	$13.98		$12.39	$9.74	$10.38
Income from investment operations:
Net investment income (a)	0.07		0.16	0.13		0.15	0.17	0.16
Net realized and unrealized gain (loss) (b)	1.72		(3.35)	3.84		2.19	2.66	(0.64)
Total income (loss) from investment operations	1.79		(3.19)	3.97		2.34	2.83	(0.48)
Less distributions from:
Net investment income	-		(0.16)	(0.15)		(0.20)	(0.18)	(0.12)
Net realized gains	-		(2.89)	(0.70)		(0.55)	-	(0.04)
Total distributions from net investment income and net realized gains	-		(3.05)	(0.85)		(0.75)	(0.18)	(0.16)
Net asset value, end of period	$12.65		$10.86	$17.10		$13.98	$12.39	$9.74
Total return (c)	16.48%		(18.89)%	28.67%		19.69%	29.21%	(4.75	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$540,993		$487,420	$674,859		$575,095	$547,724	$486,491
Ratio of net expenses to average net assets	0.50	% (e)	0.50%	0.49%		0.48%	0.48%	0.48%
Ratio of gross expenses to average net assets (f)	0.51	% (e)	0.50%	0.49%		0.50%	0.50%	0.49%
Ratio of net investment income to average net assets	1.15	% (e)	1.12%	0.79%		1.23%	1.53%	1.51%
Portfolio turnover rate	58	% (g)	106%	109	% (h)	122%	130%	156%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.84		$17.07	$13.96		$12.37	$9.72	$10.37
Income from investment operations:
Net investment income (a)	0.05		0.12	0.09		0.12	0.14	0.13
Net realized and unrealized gain (loss) (b)	1.73		(3.34)	3.83		2.18	2.66	(0.65)
Total income (loss) from investment operations	1.78		(3.22)	3.92		2.30	2.80	(0.52)
Less distributions from:
Net investment income	-		(0.12)	(0.11)		(0.16)	(0.15)	(0.09)
Net realized gains	-		(2.89)	(0.70)		(0.55)	-	(0.04)
Total distributions from net investment income and net realized gains	-		(3.01)	(0.81)		(0.71)	(0.15)	(0.13)
Net asset value, end of period	$12.62		$10.84	$17.07		$13.96	$12.37	$9.72
Total return (c)	16.42%		(19.12)%	28.35%		19.42%	28.94%	(5.06	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$33,756		$29,662	$42,672		$36,731	$35,116	$32,442
Ratio of net expenses to average net assets	0.75	% (e)	0.75%	0.74%		0.73%	0.73%	0.73%
Ratio of gross expenses to average net assets (f)	0.76	% (e)	0.75%	0.74%		0.75%	0.75%	0.74%
Ratio of net investment income to average net assets	0.90	% (e)	0.87%	0.54%		0.98%	1.28%	1.24%
Portfolio turnover rate	58	% (g)	106%	109	% (h)	122%	130%	156%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Period Ended December 31, 2021 (a)
Net asset value, beginning of period	$11.48		$20.21	$18.80
Income from investment operations:
Net investment income (b)	0.04		0.07	0.03
Net realized and unrealized gain (loss) (c)	3.14		(5.96)	1.67
Total income (loss) from investment operations	3.18		(5.89)	1.70
Less distributions from:
Net investment income	-		(0.07)	-
Net realized gains	-		(2.77)	(0.29)
Total distributions from net investment income and net realized gains	-		(2.84)	(0.29)
Net asset value, end of period	$14.66		$11.48	$20.21
Total return (d)	27.70%		(29.76)%	9.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$66,960		$57,785	$97,770
Ratio of net expenses to average net assets	0.49	% (e)	0.48%	0.48	% (e)
Ratio of gross expenses to average net assets (f)	0.50	% (e)	0.49%	0.48	% (e)
Ratio of net investment income to average net assets	0.60	% (e)	0.46%	0.36	% (e)
Portfolio turnover rate	67	% (g)	120%	130	% (g,h)

(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017. Class I commenced operations on August 20, 2021 as a result of a reorganization.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.48		$20.19	$16.10		$12.66	$9.85	$10.32
Income from investment operations:
Net investment income (loss) (a)	0.02		0.03	(0.00	) (b)	0.03	0.07	0.08
Net realized and unrealized gain (loss) (c)	3.14		(5.95)	4.38		4.26	3.18	(0.38)
Total income (loss) from investment operations	3.16		(5.92)	4.38		4.29	3.25	(0.30)
Less distributions from:
Net investment income	-		(0.02)	-		(0.06)	(0.06)	(0.08)
Net realized gains	-		(2.77)	(0.29)		(0.79)	(0.38)	(0.09)
Total distributions from net investment income and net realized gains	-		(2.79)	(0.29)		(0.85)	(0.44)	(0.17)
Net asset value, end of period	$14.64		$11.48	$20.19		$16.10	$12.66	$9.85
Total return (d)	27.53%		(29.90)%	27.29%		34.68%	33.38%	(2.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$22,657		$18,196	$27,579		$20,175	$18,077	$15,807
Ratio of net expenses to average net assets	0.74	% (e)	0.73%	0.77%		0.79%	0.79%	0.79%
Ratio of gross expenses to average net assets (f)	0.75	% (e)	0.74%	0.80%		0.87%	0.85%	0.81%
Ratio of net investment income to average net assets	0.34	% (e)	0.21%	(0.00	)% (b)	0.21%	0.58%	0.75%
Portfolio turnover rate	67	% (g)	120%	130	% (h)	133%	144%	156%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$8.98		$11.55	$10.78		$9.98	$8.50	$10.20
Income from investment operations:
Net investment income (a,b)	0.09		0.27	0.22		0.14	0.25	0.23
Net realized and unrealized gain (loss) (c)	0.82		(2.11)	0.73		0.85	1.48	(1.74)
Total income (loss) from investment operations	0.91		(1.84)	0.95		0.99	1.73	(1.51)
Less distributions from:
Net investment income	-		(0.32)	(0.18)		(0.19)	(0.25)	(0.19)
Net realized gains	-		(0.41)	-		-	-	0.00	(d)
Total distributions from net investment income and net realized gains	-		(0.73)	(0.18)		(0.19)	(0.25)	(0.19)
Net asset value, end of period	$9.89		$8.98	$11.55		$10.78	$9.98	$8.50
Total return (e)	10.13%		(15.24)%	8.77%		10.32%	20.50%	(14.80	)% (f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$93,489		$91,317	$120,258		$106,216	$105,876	$98,694
Ratio of net expenses to average net assets (g)	0.76	% (h)	0.73%	0.72%		0.69%	0.69%	0.69%
Ratio of gross expenses to average net assets (g,i)	0.86	% (h)	0.81%	0.82%		0.84%	0.72%	0.70%
Ratio of net investment income to average net assets (b,g)	1.94	% (h)	2.69%	1.87%		1.55%	2.61%	2.30%
Portfolio turnover rate	26	% (j)	59%	117	% (k)	161%	86%	67%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Less than $0.005 or 0.005% per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the year ended December 31, 2018, 0.10% of the Portfolio's total return consisted of a reimbursement from an affiliate. Excluding this item, the total return would have been (14.90)%.

(g)  Does not include the expenses of the investment companies in which the Portfolio invests.

(h)  Annualized.

(i)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(j)  Not annualized.

(k)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$8.97		$11.53	$10.77		$9.97	$8.49	$10.19
Income from investment operations:
Net investment income (a,b)	0.08		0.24	0.19		0.12	0.22	0.22
Net realized and unrealized gain (loss) (c)	0.82		(2.09)	0.72		0.85	1.48	(1.74)
Total income (loss) from investment operations	0.90		(1.85)	0.91		0.97	1.70	(1.52)
Less distributions from:
Net investment income	-		(0.30)	(0.15)		(0.17)	(0.22)	(0.18)
Net realized gains	-		(0.41)	-		-	-	0.00	(d)
Total distributions from net investment income and net realized gains	-		(0.71)	(0.15)		(0.17)	(0.22)	(0.18)
Net asset value, end of period	$9.87		$8.97	$11.53		$10.77	$9.97	$8.49
Total return (e)	10.03%		(15.45)%	8.47%		10.05%	20.22%	(14.95	)% (f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$44,520		$41,996	$54,227		$42,341	$42,714	$41,052
Ratio of net expenses to average net assets (g)	1.01	% (h)	0.98%	0.97%		0.94%	0.94%	0.94%
Ratio of gross expenses to average net assets (g)	1.11	% (h)	1.06%	1.07%		1.09%	0.97%	0.95%
Ratio of net investment income to average net assets (b,g)	1.69	% (h)	2.45%	1.63%		1.30%	2.36%	2.23%
Portfolio turnover rate	26	% (i)	59%	117	% (j)	161%	86%	67%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Less than $0.005 or 0.005% per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the year ended December 31, 2018, 0.10% of the Portfolio's total return consisted of a reimbursement from an affiliate. Excluding this item, the total return would have been (15.05)%.

(g)  Does not include the expenses of the investment companies in which the Portfolio invests.

(h)  Annualized.

(i)  Not annualized.

(j)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$9.45		$17.68	$16.49		$13.06	$9.91	$10.35
Income from investment operations:
Net investment income (loss) (a)	0.02		0.03	(0.02)		0.01	0.05	0.11
Net realized and unrealized gain (loss) (b)	1.37		(4.69)	2.41		4.58	3.18	(0.43)
Total income (loss) from investment operations	1.39		(4.66)	2.39		4.59	3.23	(0.32)
Less distributions from:
Net investment income	-		(0.04)	(0.00	) (c)	(0.04)	(0.03)	(0.09)
Net realized gains	-		(3.53)	(1.20)		(1.12)	(0.05)	(0.03)
Total distributions from net investment income and net realized gains	-		(3.57)	(1.20)		(1.16)	(0.08)	(0.12)
Net asset value, end of period	$10.84		$9.45	$17.68		$16.49	$13.06	$9.91
Total return (d)	14.71%		(26.44)%	14.29%		36.52%	32.68%	(3.07	)% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$146,496		$136,926	$212,083		$162,580	$141,289	$126,149
Ratio of net expenses to average net assets	0.65	% (f)	0.65%	0.64%		0.63%	0.63%	0.63%
Ratio of gross expenses to average net assets (g)	0.66	% (f)	0.66%	0.65%		0.67%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets	0.31	% (f)	0.23%	(0.11)%		0.09%	0.44%	0.99%
Portfolio turnover rate	70	% (h)	110%	179	% (i)	139%	148%	168%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Less than $0.005 or 0.005% per share.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$9.42		$17.62		$16.48		$13.06		$9.90		$10.35
Income from investment operations:
Net investment income (loss) (a)	0.00	(b)	(0.00	) (b)	(0.06)		(0.02)		0.02		0.08
Net realized and unrealized gain (loss) (c)	1.37		(4.67)		2.40		4.56		3.19		(0.43)
Total income (loss) from investment operations	1.37		(4.67)		2.34		4.54		3.21		(0.35)
Less distributions from:
Net investment income	-		-		-		(0.00	) (b)	(0.00	) (b)	(0.07)
Net realized gains	-		(3.53)		(1.20)		(1.12)		(0.05)		(0.03)
Total distributions from net investment income and net realized gains	-		(3.53)		(1.20)		(1.12)		(0.05)		(0.10)
Net asset value, end of period	$10.79		$9.42		$17.62		$16.48		$13.06		$9.90
Total return (d)	14.54%		(26.58)%		13.96%		36.13%		32.48%		(3.35	)% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$106,489		$99,066		$148,539		$59,930		$50,446		$43,290
Ratio of net expenses to average net assets	0.90	% (f)	0.90%		0.89%		0.88%		0.88%		0.88%
Ratio of gross expenses to average net assets (g)	0.91	% (f)	0.91%		0.90%		0.92%		0.91%		0.90%
Ratio of net investment income (loss) to average net assets	0.06	% (f)	(0.02)%		(0.35)%		(0.12)%		0.19%		0.77%
Portfolio turnover rate	70	% (h)	110%		179	% (i)	139%		148%		168%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$9.90		$13.98	$11.19	$11.51	$9.39	$10.44
Income from investment operations:
Net investment income (a)	0.09		0.20	0.16	0.19	0.23	0.20
Net realized and unrealized gain (loss) (b)	0.48		(1.42)	2.81	0.17	2.13	(1.02)
Total income (loss) from investment operations	0.57		(1.22)	2.97	0.36	2.36	(0.82)
Less distributions from:
Net investment income	-		(0.22)	(0.18)	(0.24)	(0.24)	(0.16)
Net realized gains	-		(2.64)	-	(0.44)	-	(0.07)
Total distributions from net investment income and net realized gains	-		(2.86)	(0.18)	(0.68)	(0.24)	(0.23)
Net asset value, end of period	$10.47		$9.90	$13.98	$11.19	$11.51	$9.39
Total return (c)	5.76%		(8.37)%	26.58%	4.14%	25.28%	(7.97	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$219,100		$217,898	$271,801	$244,853	$266,399	$248,141
Ratio of net expenses to average net assets	0.56	% (e)	0.56%	0.55%	0.54%	0.54%	0.54%
Ratio of gross expenses to average net assets (f)	0.57	% (e)	0.57%	0.55%	0.57%	0.56%	0.55%
Ratio of net investment income to average net assets	1.71	% (e)	1.65%	1.27%	1.87%	2.11%	1.93%
Portfolio turnover rate	64	% (g)	116%	120%	125%	132%	140%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$9.92		$14.00	$11.21	$11.52	$9.40	$10.45
Income from investment operations:
Net investment income (a)	0.07		0.17	0.13	0.17	0.20	0.18
Net realized and unrealized gain (loss) (b)	0.48		(1.42)	2.81	0.18	2.13	(1.02)
Total income (loss) from investment operations	0.55		(1.25)	2.94	0.35	2.33	(0.84)
Less distributions from:
Net investment income	-		(0.19)	(0.15)	(0.22)	(0.21)	(0.14)
Net realized gains	-		(2.64)	-	(0.44)	-	(0.07)
Total distributions from net investment income and net realized gains	-		(2.83)	(0.15)	(0.66)	(0.21)	(0.21)
Net asset value, end of period	$10.47		$9.92	$14.00	$11.21	$11.52	$9.40
Total return (c)	5.54%		(8.62)%	26.23%	3.94%	24.92%	(8.16	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$6,501		$6,448	$7,978	$7,106	$7,370	$7,160
Ratio of net expenses to average net assets	0.81	% (e)	0.81%	0.80%	0.79%	0.79%	0.79%
Ratio of gross expenses to average net assets (f)	0.82	% (e)	0.82%	0.80%	0.82%	0.81%	0.80%
Ratio of net investment income to average net assets	1.46	% (e)	1.40%	1.02%	1.62%	1.86%	1.68%
Portfolio turnover rate	64	% (g)	116%	120%	125%	132%	140%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$8.57		$10.06	$10.17	$10.21	$9.43	$9.92
Income from investment operations:
Net investment income (a)	0.29		0.50	0.46	0.49	0.52	0.52
Net realized and unrealized gain (loss) (b)	0.12		(1.48)	(0.06)	0.07	0.89	(0.95)
Total income (loss) from investment operations	0.41		(0.98)	0.40	0.56	1.41	(0.43)
Less distributions from:
Net investment income	-		(0.51)	(0.51)	(0.60)	(0.63)	(0.06)
Net asset value, end of period	$8.98		$8.57	$10.06	$10.17	$10.21	$9.43
Total return (c)	4.78%		(9.64)%	4.00%	5.79%	15.06%	(4.32)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$48,524		$49,354	$64,219	$66,191	$70,727	$69,255
Ratio of net expenses to average net assets	0.62	% (d)	0.61%	0.60%	0.59%	0.59%	0.59%
Ratio of gross expenses to average net assets (e)	0.63	% (d)	0.62%	0.61%	0.62%	0.62%	0.60%
Ratio of net investment income to average net assets	6.68	% (d)	5.41%	4.51%	4.93%	5.11%	5.24%
Portfolio turnover rate	46	% (f)	86%	62%	52%	45%	36%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$8.58		$10.06	$10.16	$10.19	$9.41	$9.92
Income from investment operations:
Net investment income (a)	0.28		0.47	0.44	0.46	0.50	0.49
Net realized and unrealized gain (loss) (b)	0.11		(1.47)	(0.06)	0.08	0.87	(0.94)
Total income (loss) from investment operations	0.39		(1.00)	0.38	0.54	1.37	(0.45)
Less distributions from:
Net investment income	-		(0.48)	(0.48)	(0.57)	(0.59)	(0.06)
Net asset value, end of period	$8.97		$8.58	$10.06	$10.16	$10.19	$9.41
Total return (c)	4.55%		(9.84)%	3.74%	5.57%	14.70%	(4.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$549		$590	$793	$799	$900	$1,071
Ratio of net expenses to average net assets	0.87	% (d)	0.86%	0.85%	0.84%	0.84%	0.84%
Ratio of gross expenses to average net assets (e)	0.88	% (d)	0.87%	0.86%	0.87%	0.87%	0.85%
Ratio of net investment income to average net assets	6.43	% (d)	5.16%	4.26%	4.68%	4.86%	4.99%
Portfolio turnover rate	46	% (f)	86%	62%	52%	45%	36%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$8.47		$10.07		$11.07		$10.60		$9.92		$9.98
Income from investment operations:
Net investment income (a,b)	0.15		0.23		0.20		0.24		0.27		0.25
Net realized and unrealized gain (loss) (c)	0.03		(1.63)		(0.42)		0.76		0.67		(0.31)
Total income (loss) from investment operations	0.18		(1.40)		(0.22)		1.00		0.94		(0.06)
Less distributions from:
Net investment income	-		(0.19)		(0.28)		(0.27)		(0.26)		0.00	(d)
Net realized gains	-		(0.01)		(0.50)		(0.26)		-		-
Total distributions from net investment income and net realized gains	-		(0.20)		(0.78)		(0.53)		(0.26)		0.00	(d)
Net asset value, end of period	$8.65		$8.47		$10.07		$11.07		$10.60		$9.92
Total return (e)	2.13%		(13.84)%		(1.98)%		9.49%		9.49%		(0.55	)% (f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$59,522		$61,051		$80,361		$91,542		$90,506		$92,760
Ratio of net expenses to average net assets (g)	0.46	% (h)	0.45%		0.43%		0.43%		0.43%		0.43%
Ratio of gross expenses to average net assets (g,i)	0.48	% (h)	0.47%		0.45%		0.47%		0.46%		0.44%
Ratio of net investment income to average net assets (b,g)	3.60	% (h)	2.55%		1.83%		2.18%		2.61%		2.51%
Portfolio turnover rate	37	% (j,k)	77	% (k)	85	% (k)	151	% (k)	150	% (k)	248	% (k)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Less than $0.005 or 0.005% per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Does not include the expenses of the investment companies in which the Portfolio invests.

(h)  Annualized.

(i)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(j)  Not annualized.

(k)  The portfolio turnover rate excludes mortgage dollar roll transactions for the six months ended June 30, 2023 and years ended December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018. If these were included in the calculation, the portfolio turnover would be 200%, 549%, 474%, 701%, 689%, and 486%, respectively. See Note 2 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2023

1.  ORGANIZATION

As of June 30, 2023, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open- end management investment company.

	Commencement Date*	Investment Objective
Global Atlantic BlackRock Allocation Portfolio	November 6, 2017	Total return.
Global Atlantic BlackRock Disciplined Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined International Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Value Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock High Yield Portfolio	November 6, 2017	Total return.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	November 6, 2017	Total return consisting of capital appreciation and income.

*  The Portfolios' inception date is November 1, 2017. The Portfolios commenced operations on November 6, 2017.

Each Portfolio is diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and the level of its interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity and variable life insurance contracts offered by separate accounts of insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2023, the Portfolios offered Class I and Class II shares at net asset value, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares). All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Portfolio's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

References herein to a Portfolio's investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds), exchange-traded funds and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods approved by each Underlying Fund's board(s) of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of the Adviser to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined below.

Valuation Designee and Valuation Process – Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Global Atlantic Investment Advisors, LLC (the "Adviser"), investment adviser to the Portfolios, as the Portfolios' Valuation Designee (the "Designee") with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable. Such investments will be valued at their fair market value as determined using the valuation procedures established by the Designee and approved by the Board. The Adviser carries out its designated activities through the Adviser's Fair Value Committee.

In accordance with the valuation procedures, fair value determinations are required for, among others, the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Designee shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for each Portfolio's investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$57,890,505	$-	$-	$57,890,505
Short-Term Investments	453,260	-	-	453,260
Total	$58,343,765	$-	$-	$58,343,765

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$566,023,673	$-	$-	$566,023,673
Short-Term Investments	8,412,651	-	-	8,412,651
Futures Contracts*	251,555	-	-	251,555
Total	$574,687,879	$-	$-	$574,687,879

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$87,809,544	$-	$-	$87,809,544
Short-Term Investments	1,876,227	-	-	1,876,227
Futures Contracts*	66,298	-	-	66,298
Total	$89,752,069	$-	$-	$89,752,069

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$120,309,615	$10,585	$-	$120,320,200
Exchange Traded Funds	12,552,619	-	-	12,552,619
Preferred Stocks	1,442,109	-	-	1,442,109
Warrants	83	-	-	83
Short-Term Investments	2,552,253	-	-	2,552,253
Futures Contracts*	9,696	-	-	9,696
Total	$136,866,375	$10,585	$-	$136,876,960
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$9,525	$-	$-	$9,525
Total	$9,525	$-	$-	$9,525

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$249,256,977	$23	$-	$249,257,000
Rights	-	2518	-	2,518
Warrants	-	1.00	-	1
Short-Term Investments	3,562,725	-	-	3,562,725
Futures Contracts*	114,792	-	-	114,792
Total	$252,934,494	$2,542	$-	$252,937,036

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$222,180,795	$-	$-	$222,180,795
Short-Term Investments	3,224,104	-	-	3,224,104
Futures Contracts*	108,958	-	-	108,958
Total	$225,513,857	$-	$-	$225,513,857

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$-	$48,295,605	$-	$48,295,605
Short-Term Investments	301,733	-	-	301,733
Futures Contracts*	25,734	-	-	25,734
Total	$327,467	$48,295,605	$-	$48,623,072
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$18,500	$-	$-	$18,500
Total	$18,500	$-	$-	$18,500

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$-	$26,190,275	$-	$26,190,275
Agency Mortgage Backed Securities	-	24,936,549	-	24,936,549
Asset Backed and Commercial Backed Securities	-	7,156,384	-	7,156,384
U.S. Treasury Securities	-	2,280,276	-	2,280,276
Short-Term Investments	1,595,115	1,248,195	-	2,843,310
Sovereign Debts	-	1,090,938	-	1,090,938
Municipal Bonds	-	817,544	-	817,544
Futures Contracts*	67,916	-	-	67,916
Swap Contracts*	-	42,150	-	42,150
Swaptions Written*	-	7,952	-	7,952
Forward Foreign Exchange Contracts*	-	2,523	-	2,523
Total	$1,663,031	$63,772,786	$-	$65,435,817
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$-	$3,776,406	$-	$3,776,406
Futures Contracts*	84,588	-	-	84,588
Swap Contracts*	-	35,120	-	35,120
Swaptions Written*	-	16,356	-	16,356
Forward Foreign Exchange Contracts*	-	10,920	-	10,920
Total	$84,588	$3,838,802	$-	$3,923,390

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the six-month period ended June 30, 2023.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios may maintain deposits with a financial institution which could be an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2020 and 2021 tax returns, or is expected to be taken in each Portfolio's 2022 tax return. Each Portfolio identified

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six-months ended June 30, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$(4,647)	$(5,288)

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk. A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six-months ended June 30, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Disciplined Core Portfolio	Equity	$710,019	$454,853
Global Atlantic BlackRock Disciplined Growth Portfolio	Equity	412,999	148,022
Global Atlantic BlackRock Disciplined International Core Portfolio	Equity	143,100	55,190
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Equity	264,136	186,067
Global Atlantic BlackRock Disciplined Value Portfolio	Equity	278,956	210,988
Global Atlantic BlackRock High Yield Portfolio	Interest Rate	(20,680)	9,117
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate Currency	(47,329 13,295)	83,873 7,183

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six-months ended June 30, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$(68,776)	$(8,888)
	Credit	10,864	(5,517)

For the six-months ended June 30, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$(3,177)	$(8,404)

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2023.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Global Atlantic BlackRock Disciplined Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$251,555	$-	$251,555	$-	$251,555	$-	$-	$-	$-	$-
Total	$251,555	$-	$251,555	$-	$251,555	$-	$-	$-	$-	$-

Global Atlantic BlackRock Disciplined Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$66,298	$-	$66,298	$-	$66,298	$-	$-	$-	$-	$-
Total	$66,298	$-	$66,298	$-	$66,298	$-	$-	$-	$-	$-

Global Atlantic BlackRock Disciplined International Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$9,696	$(9,525)	$171	$-	$171	$9,525	$(9,525)	$-	$-	$-
Total	$9,696	$(9,525)	$171	$-	$171	$9,525	$(9,525)	$-	$-	$-

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$114,792	$-	$114,792	$-	$114,792	$-	$-	$-	$-	$-
Total	$114,792	$-	$114,792	$-	$114,792	$-	$-	$-	$-	$-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Global Atlantic BlackRock Disciplined Value Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$108,958	$-	$108,958	$-	$108,958	$-	$-	$-	$-	$-
Total	$108,958	$-	$108,958	$-	$108,958	$-	$-	$-	$-	$-

Global Atlantic BlackRock High Yield Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$25,734	$(18,500)	$7,234	$-	$7,234	$18,500	$(18,500)	$-	$-	$-
Total	$25,734	$(18,500)	$7,234	$-	$7,234	$18,500	$(18,500)	$-	$-	$-

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Morgan Stanley	$112,589	$(112,589)	$-	$-	$-	$130,628	$(112,589)	$18,039	$(18,039)	$-
JP Morgan Chase Bank	7,952	(7,952)	-	-	-	16,356	(7,952)	8,404	(8,404)	-
Total	$120,541	$(120,541)	$-	$-	$-	$146,984	$(120,541)	$26,443	$(26,443)	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2023:

Global Atlantic BlackRock Disciplined Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$251,555	$-	$-	$-	$251,555
Total	$251,555	$-	$-	$-	$251,555

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Global Atlantic BlackRock Disciplined Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$66,298	$-	$-	$-	$66,298
Total	$66,298	$-	$-	$-	$66,298

Global Atlantic BlackRock Disciplined International Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$9,696	$-	$-	$-	$9,696
Liabilities
Unrealized depreciation on Futures Contracts	(9,525)	-	-	-	(9,525)
Total	$171	$-	$-	$-	$171

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$114,792	$-	$-	$-	$114,792
Total	$114,792	$-	$-	$-	$114,792

Global Atlantic BlackRock Disciplined Value Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$108,958	$-	$-	$-	$108,958
Total	$108,958	$-	$-	$-	$108,958

Global Atlantic BlackRock High Yield Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$25,734	$-	$-	$25,734
Liabilities
Unrealized depreciation on Futures Contracts	-	(18,500)	-	-	(18,500)
Total	$-	$7,234	$-	$-	$7,234

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$65,830	$-	$2,086	$67,916
Unrealized appreciation on Swap Contracts	-	40,660	1,490	-	42,150
Unrealized appreciation on Swaptions	-	7,952	-	-	7,952
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	2,523	2,523
Liabilities
Unrealized depreciation on Futures Contracts	-	(84,588)	-	-	(84,588)
Unrealized depreciation on Swap Contracts	-	(35,120)	-	-	(35,120)
Unrealized depreciation on Swaptions	-	(16,356)	-	-	(16,356)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	(10,920)	(10,920)
Total	$-	$(21,622)	$1,490	$(6,311)	$(26,443)

The notional value of the derivative instruments outstanding as of June 30, 2023, as disclosed in the Portfolios of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer. A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

As of June 30, 2023, the Global Atlantic Goldman Sachs Core Fixed Income Portfolio held short sales of securities which are included in the Portfolio of Investments.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date.

The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six-months ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, were as follows:

	Purchases	Sales
Global Atlantic BlackRock Allocation Portfolio	$20,773,986	$24,066,286
Global Atlantic BlackRock Disciplined Core Portfolio	312,164,003	334,347,270
Global Atlantic BlackRock Disciplined Growth Portfolio	54,495,725	60,699,308
Global Atlantic BlackRock Disciplined International Core Portfolio	35,342,319	42,553,446
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	168,764,743	185,229,780
Global Atlantic BlackRock Disciplined Value Portfolio	140,345,035	149,834,949
Global Atlantic BlackRock High Yield Portfolio	22,345,782	23,785,921
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	112,658,825	114,160,741

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic BlackRock Allocation Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined International Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Value Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock High Yield Portfolio	BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Goldman Sachs Asset Management, L.P.

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolios and the Adviser, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the six-month period ended June 30, 2023.

Portfolio	Advisory Fee*
Global Atlantic BlackRock Allocation Portfolio	0.22% on first $1 billion
0.21% on next $1 billion
0.20% over $2 billion
Global Atlantic BlackRock Disciplined Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Growth Portfolio	0.37% on first $250 million
0.35% on next $250 million
0.34% on next $500 million
0.32% over $1 billion
Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% on first $500 million
0.58% on next $500 million
0.55% over $1 billion
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.54% on first $250 million
0.53% on next $250 million
0.51% on next $500 million
0.48% over $1 billion
Global Atlantic BlackRock Disciplined Value Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock High Yield Portfolio	0.50% on first $1 billion
0.48% on next $1 billion
0.46% over $2 billion
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.34% on first $250 million
0.32% on next $250 million
0.26% over $500 million

*  Calculated daily based on the average daily net assets.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

During the six-month period ended June 30, 2023, with respect to each Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreements").

For the period beginning January 1, 2023 until May 1, 2023:

	Operating Expense Limitations
Portfolio	Class I	Class II	Expiration Date
Global Atlantic BlackRock Allocation Portfolio	0.33%	0.58%	May 1, 2023
Global Atlantic BlackRock Disciplined Core Portfolio	0.50%	0.75%	May 1, 2023
Global Atlantic BlackRock Disciplined Growth Portfolio	0.48%	0.73%	May 1, 2023
Global Atlantic BlackRock Disciplined International Core Portfolio	0.74%	0.99%	May 1, 2023
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.65%	0.90%	May 1, 2023
Global Atlantic BlackRock Disciplined Value Portfolio	0.56%	0.81%	May 1, 2023
Global Atlantic BlackRock High Yield Portfolio	0.61%	0.86%	May 1, 2023
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.45%	N/A	May 1, 2023

Effective May 1, 2023 at least until the expiration date listed below:

	Operating Expense Limitations
Portfolio	Class I	Class II	Expiration Date
Global Atlantic BlackRock Disciplined International Core Portfolio	0.79%	1.04%	May 1, 2024

In each case, the expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

For the six months ended June 30, 2023, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Investment Advisory Fee Recaptured	Total
Global Atlantic BlackRock Allocation Portfolio	$2,119	$-	$-	$2,119
Global Atlantic BlackRock Disciplined Core Portfolio	18,488	-	-	18,488
Global Atlantic BlackRock Disciplined Growth Portfolio	6,146	-	-	6,146
Global Atlantic BlackRock Disciplined International Core Portfolio	70,248	-	-	70,248
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	12,385	-	-	12,385
Global Atlantic BlackRock Disciplined Value Portfolio	11,350	-	-	11,350
Global Atlantic BlackRock High Yield Portfolio	3,304	-	-	3,304
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	6,972	-	-	6,972

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

The Adviser may recapture the following amounts by the following dates:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2026
Global Atlantic BlackRock Allocation Portfolio	$14,847	$3,906	$770	$-
Global Atlantic BlackRock Disciplined Core Portfolio	107,215	26,103	14,871	-
Global Atlantic BlackRock Disciplined Growth Portfolio	14,202	6,246	10,649	-
Global Atlantic BlackRock Disciplined International Core Portfolio	186,121	151,178	96,476	70,248
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	68,221	21,503	17,584	-
Global Atlantic BlackRock Disciplined Value Portfolio	62,633	13,916	17,647	-
Global Atlantic BlackRock High Yield Portfolio	16,144	4,298	5,333	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	31,294	8,039	12,462	-

The following amounts expired unrecouped as of the date listed below:

December 31, 2022
Global Atlantic BlackRock Allocation Portfolio	$19,679
Global Atlantic BlackRock Disciplined Core Portfolio	93,032
Global Atlantic BlackRock Disciplined Growth Portfolio	10,039
Global Atlantic BlackRock Disciplined International Core Portfolio	48,584
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	55,910
Global Atlantic BlackRock Disciplined Value Portfolio	49,384
Global Atlantic BlackRock High Yield Portfolio	22,317
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	26,065

On May 23, 2017, the U.S. Securities and Exchange Commission ("SEC") granted an order allowing Commonwealth Annuity and Life Insurance Company ("Commonwealth") to substitute certain variable investment options in which subaccounts of its Separate Accounts invest with the Portfolios included in this report.

As a condition of this order, the SEC required that Commonwealth or an affiliate thereof (other than the Trust) pay all expenses and transaction costs of the substitutions, including legal and accounting expenses, any applicable brokerage expenses and other fees and expenses so that no fees or charges were assessed to the affected contract owners to effect the substitutions. There were no substitution-related expenses for the six-months ended June 30, 2023.

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six months ended June 30, 2023, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the six months ended June 30, 2023, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic BlackRock Allocation Portfolio	$14,958
Global Atlantic BlackRock Disciplined Core Portfolio	39,209
Global Atlantic BlackRock Disciplined Growth Portfolio	25,279
Global Atlantic BlackRock Disciplined International Core Portfolio	54,435
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	126,490
Global Atlantic BlackRock Disciplined Value Portfolio	7,983
Global Atlantic BlackRock High Yield Portfolio	714
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

For the six months ended June 30, 2023, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic BlackRock Allocation Portfolio	$3,368
Global Atlantic BlackRock Disciplined Core Portfolio	30,983
Global Atlantic BlackRock Disciplined Growth Portfolio	4,688
Global Atlantic BlackRock Disciplined International Core Portfolio	7,799
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	14,096
Global Atlantic BlackRock Disciplined Value Portfolio	12,995
Global Atlantic BlackRock High Yield Portfolio	2,950
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	3,572

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2023, Commonwealth owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Commonwealth, certain accounts, or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2022, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$56,058,222	$4,517,305	$(3,398,906)	$1,118,399
Global Atlantic BlackRock Disciplined Core Portfolio	444,921,303	97,522,643	(33,735,041)	63,787,602
Global Atlantic BlackRock Disciplined Growth Portfolio	64,517,739	15,346,252	(40,566,513)	(25,220,261)
Global Atlantic BlackRock Disciplined International Core Portfolio	133,644,128	16,018,690	(23,260,637)	(7,241,947)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	236,091,080	30,153,723	(45,852,038)	(15,698,315)
Global Atlantic BlackRock Disciplined Value Portfolio	210,599,910	27,483,992	(13,796,537)	13,687,455
Global Atlantic BlackRock High Yield Portfolio	52,411,439	183,977	(3,527,633)	(3,343,656)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	71,851,303	408,660	(4,922,398)	(4,513,738)

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2022 and 2021 were as follows:

For fiscal year ended 12/31/2022	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$2,653,124	$5,621,034	$-	$8,274,158
Global Atlantic BlackRock Disciplined Core Portfolio	59,068,044	57,036,811	-	116,104,855
Global Atlantic BlackRock Disciplined Growth Portfolio	4,408,349	10,935,640	-	15,343,989
Global Atlantic BlackRock Disciplined International Core Portfolio	8,905,156	1,204,651	-	10,109,807

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

For fiscal year ended 12/31/2022	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$26,473,780	$39,430,750	$-	$65,904,530
Global Atlantic BlackRock Disciplined Value Portfolio	32,186,803	19,072,156	-	51,258,959
Global Atlantic BlackRock High Yield Portfolio	2,964,053	-	-	2,964,053
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	1,342,238	84,853	-	1,427,091
For fiscal year ended 12/31/2021	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$1,737,400	$2,142,897	$-	$3,880,297
Global Atlantic BlackRock Disciplined Core Portfolio	12,830,306	21,861,489	-	34,691,795
Global Atlantic BlackRock Disciplined Growth Portfolio	699,793	1,173,202	-	1,872,995
Global Atlantic BlackRock Disciplined International Core Portfolio	2,551,441	-	-	2,551,441
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	6,491,316	17,190,734	-	23,682,050
Global Atlantic BlackRock Disciplined Value Portfolio	3,594,121	-	-	3,594,121
Global Atlantic BlackRock High Yield Portfolio	3,219,040	-	-	3,219,040
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	4,071,545	1,756,085	-	5,827,630

As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic BlackRock Allocation Portfolio	$1,213,806	$1,248,204	$-	$-	$1,118,399	$3,580,409
Global Atlantic BlackRock Disciplined Core Portfolio	1,689,063	-	-	(1,486,283)	63,787,602	63,990,382
Global Atlantic BlackRock Disciplined Growth Portfolio	132,106	-	-	(5,477,416)	(25,220,261)	(30,565,571)
Global Atlantic BlackRock Disciplined International Core Portfolio	1,395,699	-	-	(11,810,204)	(7,241,947)	(17,656,452)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	-	-	(43,553,036)	(15,698,315)	(59,251,351)
Global Atlantic BlackRock Disciplined Value Portfolio	973,213	1,218,401	-	-	13,687,455	15,879,069
Global Atlantic BlackRock High Yield Portfolio	3,002,132	-	-	(7,815,302)	(3,343,656)	(8,156,826)
Global Atlantic Goldman Sachs Core Fixed¸ Income Portfolio	1,538,200	-	-	(6,089,695)	(4,513,738)	(9,065,233)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(12,053) and $(765) for Global Atlantic BlackRock Disciplined International Core Portfolio and Global Atlantic BlackRock Disciplined Core Portfolio, respectively.

At December 31, 2022, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic BlackRock Allocation Portfolio	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	1,486,283	-	1,486,283
Global Atlantic BlackRock Disciplined Growth Portfolio	5,477,416	-	5,477,416
Global Atlantic BlackRock Disciplined International Core Portfolio	6,340,611	5,469,593	11,810,204

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$41,376,119	$2,176,917	$43,553,036
Global Atlantic BlackRock Disciplined Value Portfolio	-	-	-
Global Atlantic BlackRock High Yield Portfolio	4,308,524	3,506,778	7,815,302
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	3,890,022	2,199,673	6,089,695

During the year ended December 31, 2022, the portfolios did not utilize capital loss carryforwards.

8.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2024. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, military conflicts, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, increased government spending, social unrest or other events could also have a significant impact on the Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of the Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio developments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

Quantitative Investing Risk – Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

10.  OTHER RECENT DEVELOPMENTS

Ongoing concerns regarding the economies of certain countries in Europe, as well as the possibility that one or more countries could leave the European Union (the "EU"), create risks for investing in the European markets. For example, the United Kingdom ("UK") withdrew from the EU in January 2020 (commonly known as "Brexit"). This commenced a transition period that lasted until December 31, 2020. On December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement ("TCA"), an agreement on the terms governing certain aspects of the EU's and the UK's relationship following the end of the transition period. Notwithstanding the TCA, there continues to be considerable uncertainty as to the UK's post-transition framework. Although the full impact of Brexit is not yet known, the impact on the UK, EU and global markets could include increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. Brexit may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Brexit may also have a negative impact on the economy and currency of the UK as a result of anticipated, or actual changes to the UK's economic and political relations with the EU. Any or all of these challenges may affect the value of a Portfolio's investments economically tied to the UK or the EU.

The United Kingdom's Financial Conduct Authority ("FCA") announced that the use of the London Interbank Offered Rates (collectively, "LIBOR") would be phased out by the end of 2021. However, while certain LIBORs were discontinued in 2021, the most widely used LIBORs may continue until mid-2023. The unavailability or replacement of LIBOR presents risks to applicable Portfolios, including the risk that any pricing adjustments to a Portfolio's investments resulting from a substitute reference rate (e.g., the Secured Overnight Financing Rate ("SOFR"), which is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities and is intended to replace the U.S. dollar) may adversely affect the Portfolio's performance and/or NAV. The impact of a substitute reference rate, if any, will vary on an investment-by-investment basis. The Adviser or Sub-Adviser may have discretion to determine a substitute reference rate, including any price or other adjustments to account for differences between the substitute reference rate and the previous rate. The substitute reference rate and any adjustments selected could negatively impact a Portfolio's investment performance or financial condition, including in ways unforeseen by the Adviser or Sub-Adviser.

11.  BOARD REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the "Commission") adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the "LRMP") that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund's portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments and periodic reporting to the Trust's Board of Trustees (the "Board"). Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

The Board previously approved the LRMP for the Trust and the appointment of the FVIT Liquidity Risk Management Program Committee (the "Committee") as the Program Administrator of the LRMP for the Trust. The Committee is comprised of the Trust's Chief Compliance Officer and other officers of the Trust and the Adviser. At the Board's regular meeting on May 4, 2023, the Trust's Chief Compliance Officer provided a report to the Board (the "Report") on the operation and effectiveness of the LRMP for the period April 1, 2022 through March 31, 2023 (the "Reporting Period"). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Portfolios' investments by monitoring the liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, cash and cash equivalents, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every portfolio investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of portfolio investments, the Adviser utilizes a third party provider for liquidity monitoring services.

The Report stated that during this period, each Portfolio operated as a Primarily Highly Liquid Fund. Because each Portfolio consisted primarily of highly liquid investments that exceeded the 50% SEC threshold for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Portfolios, and each Portfolio was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred. The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Portfolios' liquidity risks for the Reporting Period.

12.  Change in Independent Registered Public Accounting Firm

On March 24, 2023, based on the recommendation and approval of the Audit Committee of the Board of Trustees of Forethought Variable Insurance Trust (the "Trust"), the Board of Trustees approved the appointment of Cohen & Company, Ltd. ("Cohen") as the Portfolios' independent registered public accounting firm for the fiscal year ending December 31, 2023. RSM US LLP ("RSM"), which previously served as the independent registered public accounting firm for the Portfolios, declined to stand for reacceptance of the role for the 2023 audit due to an anticipated independence issue and not based upon any issues related to the 2022 audit. RSM's reports on the Portfolios' financial statements for the fiscal years ended December 31, 2021 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended December 31, 2021 and December 31, 2022 and during the subsequent interim period through March 24, 2023: (i) there were no disagreements with RSM on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of RSM, would have caused RSM to make reference to the subject matter of the disagreements in connection with its reports on the Portfolios' financial statements for such periods; and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Portfolios' fiscal years ended December 31, 2021 and December 31, 2022, and the subsequent interim period through March 24, 2023, neither the Trust, nor anyone on its behalf, consulted with Cohen on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolios' financial statements; or (ii) concerned the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

13.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2023 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements.

Global Atlantic Portfolios

Expense Examples

June 30, 2023 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The "Actual" expenses set of columns in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The "Hypothetical" expenses set of columns in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example for a specific Portfolio with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account. Therefore, the Hypothetical columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-23	Ending Account Value 6-30-23	Expenses Paid During Period*	Ending Account Value 6-30-23	Expenses Paid During Period*
Global Atlantic BlackRock Allocation Portfolio	I	0.33%	$1,000	$1,092.00	$1.71	$1,023.16	$1.66
Global Atlantic BlackRock Allocation Portfolio	II	0.58%	$1,000	$1,090.20	$3.01	$1,021.92	$2.91
Global Atlantic BlackRock Disciplined Core Portfolio	I	0.50%	$1,000	$1,164.80	$2.68	$1,022.32	$2.51
Global Atlantic BlackRock Disciplined Core Portfolio	II	0.75%	$1,000	$1,164.20	$4.02	$1,021.08	$3.76
Global Atlantic BlackRock Disciplined Growth Portfolio	I	0.49%	$1,000	$1,277.00	$2.77	$1,022.36	$2.46
Global Atlantic BlackRock Disciplined Growth Portfolio	II	0.74%	$1,000	$1,275.30	$4.17	$1,021.12	$3.71

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Global Atlantic Portfolios

Expense Examples (Continued)

June 30, 2023 (Unaudited)

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-23	Ending Account Value 6-30-23	Expenses Paid During Period*	Ending Account Value 6-30-23	Expenses Paid During Period*
Global Atlantic BlackRock Disciplined International Core Portfolio	I	0.76%	$1,000	$1,101.30	$3.96	$1,021.03	$3.81
Global Atlantic BlackRock Disciplined International Core Portfolio	II	1.01%	$1,000	$1,100.30	$5.26	$1,019.79	$5.06
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	I	0.65%	$1,000	$1,147.10	$3.46	$1,021.57	$3.26
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	II	0.90%	$1,000	$1,145.40	$4.79	$1,020.33	$4.51
Global Atlantic BlackRock Disciplined Value Portfolio	I	0.56%	$1,000	$1,057.60	$2.86	$1,022.02	$2.81
Global Atlantic BlackRock Disciplined Value Portfolio	II	0.81%	$1,000	$1,055.40	$4.13	$1,020.78	$4.06
Global Atlantic BlackRock High Yield Portfolio	I	0.62%	$1,000	$1,047.80	$3.15	$1,021.72	$3.11
Global Atlantic BlackRock High Yield Portfolio	II	0.87%	$1,000	$1,045.50	$4.41	$1,020.48	$4.36
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	I	0.46%	$1,000	$1,021.30	$2.31	$1,022.51	$2.31

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

◼ Social Security number and wire transfer instructions
◼ account transactions and transaction history
◼ investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
HOW?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you.	No	We don't share
For joint marketing with other financial companies.	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	No	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	No	We don't share
For nonaffiliates to market to you	No	We don't share

WHAT WE DO:

How does Forethought Variable Insurance Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Forethought Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you

◼ open an account or deposit money
◼ direct us to buy securities or direct us to sell your securities
◼ seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:

◼ sharing for affiliates' everyday business purposes – information about your creditworthiness.
◼ affiliates from using your information to market to you.
◼ sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◼ Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◼ Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◼ Forethought Variable Insurance Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios' Form N-PORTs are available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios. Each Portfolio will post to http://connect.rightprospectus.com/globalatlanticportfolios, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Change in the registrant’s independent public accountant (disclosure pursuant to Item 4.01 of Form 8-K under the Exchange Act) is filed herewith.

(a)(4)(1)	Letter from the former independent public accountant pursuant to Item 304(a) under Regulation S-K is filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric D. Todd
Eric D. Todd President
(Principal Executive Officer)

Date	August 28, 2023

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	August 28, 2023

* Print the name and title of each signing officer under his or her signature.